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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

 Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2013

Date of reporting period:       October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL REPORT
October 31, 2013

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

December 16, 2013

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the year ended October 31, 2013. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I would like to thank you for your continued investment.

In October, TFS Capital announced that there will be a reduction in the advisory fee paid to TFS Capital for all three funds effective January 1, 2014. In addition, the maximum expense ratio of each fund will be reduced. TFS Capital believes these reductions (which are detailed in Note 9 to the financial statements) are in the best interests of the funds’ shareholders and consistent with industry demand for lower fees. TFS Capital believes the fee reductions strengthen the firm’s long-term value proposition.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	6.30%	4.69%	7.04%	7.57%
S&P 500® Index	27.18%	16.56%	15.17%	7.24%

Average annual total returns for periods ended October 31, 2013

TFSMX did not produce positive alpha (i.e., the return that cannot be explained by market exposure) in the current fiscal year. While the fund, with a beta in the 0.2-0.3 range, should not be expected to outperform the equity markets when they rise significantly, its return of 6.30% for the fiscal year is below expectations. The shortfall occurred primarily during the months of April and May; excluding those months, TFSMX produced small, but positive, alpha during the remainder of the period. During April and May, TFSMX lost more than 4% of its value, while the S&P 500® Index appreciated by more than 4%. Many of the fund’s short positions rose significantly more than the market, leading to the substantial loss. TFS Capital believes this period of underperformance in TFSMX may have been driven by a “short-squeeze” affecting the portfolio (i.e., a price dislocation that occurs when short positions in thinly traded securities are exited quickly resulting in a rise in price). While TFS Capital believes the impact from this market action may be temporary and could represent a buying opportunity, it is impossible to determine whether prices on certain short positions will improve (i.e., return to pre-short-squeeze levels). Since the end of May, TFSMX has recovered a small portion of the loss in alpha.

TFSMX’s performance over longer periods of time compares more favorably to the overall U.S. equity market as measured by the S&P 500® Index. From inception through October 31, 2013, TFSMX generated a 7.57% average annual return and had an annualized standard deviation of 7.98%, whereas the S&P 500® Index generated a 7.24% average annual return and had an annualized standard deviation of 21.07%. Therefore, during this time period, TFSMX produced an average annual return that was slightly ahead of the S&P 500® Index while subjecting investors to only 35.9% of the S&P 500® Index’s volatility. Based on its trailing 5-year return through October 31, 2013, TFSMX was ranked #5 among 41 funds in the Lipper “Equity Market Neutral” category.1

1

The strategies used in managing TFSMX have resulted in its returns having a low correlation to other asset classes. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception. It is notable that TFSMX’s correlation to the equity indices has increased in recent years.

Index	Correlation Since Inception
S&P 500® Index	0.61
Russell 2000® Index	0.60
MSCI EAFE Index	0.50
Barclays U.S. Aggregate Bond Index	-0.17
Dow Jones REIT ETF Index	0.43
Dow Jones Commodity Futures	0.44

The TFS Market Neutral Fund continues to operate under a subscription policy that limits additional shareholder investments. Given its investment strategies’ capacity limitations, this policy allows the TFS Market Neutral Fund to seek stability in its net assets and maintain control of its growth.

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	44.15%	20.09%	25.03%	12.37%
Russell 2000® Index	36.28%	17.69%	17.04%	7.13%

Average annual total returns for periods ended October 31, 2013

During the fiscal year, TFSSX outperformed its benchmark, the Russell 2000® Index. Given its “long-only” mandate, TFSSX is expected to have a high correlation to U.S. small-cap equity market movements with most of the performance deviation attributable to TFS Capital’s equity selection. All strategies contributed to the outperformance, and we are pleased that the fund added such significant alpha.

TFSSX also achieved its objective of outperforming the Russell 2000® Index over longer periods of time. In fact, it now has over a 7-year track record and has achieved an average annual return since inception that is 524 basis points higher than that of the Russell 2000® Index. Based on its trailing 5-year return through October 31, 2013, TFSSX was ranked #9 among 578 funds in the Lipper Small Cap Core category.2

TFS Hedged Futures Fund (ticker: TFSHX)

	1-year return	Since Inception (12/29/2011)
TFS Hedged Futures Fund	-8.14%	0.76%
S&P Diversified Trends Indicator	4.53%	-4.95%
S&P 500® Index	27.18%	22.24%

Average annual total return for the periods ended October 31, 2013

2

TFSHX, a hedged futures fund, was down 8.14% during the fiscal year. This loss was due primarily to losses in its commodities investments, as well as a smaller loss from financial futures. We are disappointed in this performance. We made some changes to the investment models in the fund in an effort to capture more of the opportunities we see in the market and realize greater risk-adjusted returns.

Like the TFS Market Neutral Fund, the TFS Hedged Futures Fund has demonstrated a low correlation to many market indices. This low correlation suggests the addition of the TFS Hedged Futures Fund may improve the risk-adjusted performance of many investment portfolios. The TFS Hedged Futures Fund has had a slightly negative correlation to the S&P Diversified Trends Indicator, which suggests that it may also have a low correlation to other managed-futures mutual funds that track this index. The TFS Hedged Futures Fund also has a low correlation to the TFS Market Neutral Fund which suggests that these two investments may complement each other in an investment portfolio. For your reference, below are the TFS Hedged Futures Fund’s correlations since inception to several other asset classes including the TFS Market Neutral Fund.

Index	Correlation Since Inception
TFS Market Neutral Fund (ticker: TFSMX)	0.29
S&P Diversified Trends Indicator	-0.09
S&P 500® Index	0.24
Russell 2000® Index	0.27
S&P GSCI Index	0.17
Barclays U.S. Aggregate Bond Index	-0.10

As always, we do not recommend allocating a high percentage of one’s assets to any one investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding this material, please contact us.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

3

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. During the reporting period, the Funds charged a 2% redemption penalty on shares invested for less than 90 days. If shares were redeemed within the 90 day period, investment returns would have been reduced from those shown above. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors. Futures investing is speculative. Each Fund’s current NAV per share is available at www.TFSCapital.com.

1
In the Lipper “Equity Market Neutral” category, TFSMX was ranked #5 out of 41 using its 5-year return and #6 out of 60 using its 3-year return. At 10/31/2013, Lipper did not make 1-year rankings available to the public.

2
In the Lipper “Small Cap Core” category, TFSSX was ranked #9 out of 578 using its 5-year return and #73 out of 637 using its 3-year return. At 10/31/2013, Lipper did not make 1-year rankings available to the public.

Ranking information provided by Lipper for the periods ended October 31, 2013. TFSSX was assigned by Lipper to the Small-Cap Core category. TFSMX was assigned by Lipper to the Equity Market Neutral category. The Funds are ranked based on total return and are ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York. Lipper Inc. is a nationally recognized organization that ranks the performance of mutual funds.

4

TFS MARKET NEUTRAL FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Market Neutral Fund versus the S&P 500® Index

Average Annual Total Returns(a) For the periods ended October 31, 2013
	1 Year	5 Years	Since Inception(b)
TFS Market Neutral Fund	6.30%	7.04%	7.57%
S&P 500® Index	27.18%	15.17%	7.24%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was September 7, 2004.

5

TFS SMALL CAP FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Small Cap Fund versus the Russell 2000® Index

Average Annual Total Returns(a) For the periods ended October 31, 2013
	1 Year	5 Years	Since Inception(b)
TFS Small Cap Fund	44.15%	25.03%	12.37%
Russell 2000® Index	36.28%	17.04%	7.13%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was March 7, 2006.

6

TFS HEDGED FUTURES FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Hedged Futures Fund versus the
S&P Diversified Trends Indicator and the S&P 500® Index

Average Annual Total Returns(a) For the periods ended October 31, 2013
	1 Year	Since Inception(b)
TFS Hedged Futures Fund	-8.14%	0.76%
S&P Diversified Trends Indicator	4.53%	-4.95%
S&P 500® Index	27.18%	22.24%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was December 29, 2011.

7

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
October 31, 2013 (Unaudited)

Common Stocks vs.
the Standard & Poor's 500® Index Net Sector Exposure*

*
The net percentages for TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
Penn Virginia Corporation	0.70%	Geospace Technologies Corporation	0.57%
MAKO Surgical Corporation	0.68%	Walter Energy, Inc.	0.48%
Carrizo Oil & Gas, Inc.	0.57%	Fusion-io, Inc.	0.48%
Triangle Petroleum Corporation	0.49%	Dendreon Corporation	0.45%
Stone Energy Corporation	0.48%	VirnetX Holding Corporation	0.45%
Sanmina Corporation	0.42%	Ebix, Inc.	0.43%
iGATE Corporation	0.42%	SunEdison, Inc.	0.42%
Rosetta Resources, Inc.	0.38%	VeriFone Systems, Inc.	0.40%
Mueller Water Products, Inc. - Class A	0.37%	Aéropostale, Inc.	0.40%
Federal-Mogul Corporation	0.35%	Encore Capital Group, Inc.	0.40%

Please note that the Fund may hold securities other than common stocks.

8

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
October 31, 2013 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Equity Positions
Security Description	% of Net Assets
ShoreTel, Inc.	0.56%
iGATE Corporation	0.56%
Triangle Petroleum Corporation	0.52%
Federal-Mogul Corporation	0.49%
Mueller Water Products, Inc. - Class A	0.47%
Intersil Corporation - Class A	0.47%
LifePoint Hospitals, Inc.	0.47%
Lender Processing Services, Inc.	0.47%
Winnebago Industries, Inc.	0.46%
H.B. Fuller Company	0.45%

9

TFS HEDGED FUTURES FUND
PORTFOLIO INFORMATION
October 31, 2013 (Unaudited)

Exposure by Type of Futures Contract
(Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	-0.1%
Net Financial Futures Exposure	-49.8%

10

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS*
October 31, 2013

COMMON STOCKS — 92.6%	Shares	Value
Consumer Discretionary — 14.4%
ANN, INC. (a) (b)	123,988	$4,384,216
Belo Corporation - Class A (b)	382,485	5,251,519
Children's Place Retail Stores, Inc. (The) (a) (b)	81,636	4,456,509
Digital Generation, Inc. (a) (b)	364,961	4,616,757
Federal-Mogul Corporation (a)	270,871	5,550,147
Guess?, Inc. (b)	133,868	4,183,375
Lithia Motors, Inc.	73,683	4,630,977
Modine Manufacturing Company (a) (b)	314,467	4,188,700
Sotheby's (b)	87,125	4,521,787
Winnebago Industries, Inc. (a)	174,005	5,160,988
Zale Corporation (a) (b)	328,892	5,140,582
Other Consumer Discretionary (c)		175,370,265
		227,455,822
Consumer Staples — 2.8%
Other Consumer Staples (c)		43,863,818

Energy — 9.8%
Callon Petroleum Company (a) (b)	727,013	4,965,499
Carrizo Oil & Gas, Inc. (a) (b)	206,092	9,035,073
Hercules Offshore, Inc. (a)	609,902	4,147,334
Matrix Service Company (a)	199,172	4,140,786
Penn Virginia Corporation (a) (b)	1,307,555	11,127,293
Rosetta Resources, Inc. (a) (b)	99,538	5,966,308
Stone Energy Corporation (a) (b)	216,291	7,539,904
Triangle Petroleum Corporation (a) (b)	739,977	7,821,557
Other Energy (c)		99,882,121
		154,625,875
Financials — 12.6%
CapLease, Inc. (b)	640,320	5,442,720
Resource Capital Corporation (b)	701,087	4,311,685
Symetra Financial Corporation (b)	220,738	4,134,423
Other Financials (c)		185,847,902
		199,736,730
Health Care — 15.1%
Affymetrix, Inc. (a) (b)	648,446	4,584,513
AmSurg Corporation (a) (b)	112,718	4,834,475
BioCryst Pharmaceuticals, Inc. (a) (b)	830,816	4,781,346
Cambrex Corporation (a)	249,236	4,192,149
Impax Laboratories, Inc. (a) (b)	214,390	4,343,541
LifePoint Hospitals, Inc. (a) (b)	86,016	4,441,866
Magellan Health Services, Inc. (a) (b)	94,407	5,541,691
MAKO Surgical Corporation (a) (b)	361,776	10,784,543
Medicines Company (The) (a) (b)	131,823	4,471,436

11

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Health Care — 15.1% (Continued)
VCA Antech, Inc. (a) (b)	190,292	$5,413,807
Other Health Care (c)		185,977,437
		239,366,804
Industrials — 13.5%
Avis Budget Group, Inc. (a) (b)	156,794	4,912,356
EMCOR Group, Inc.	129,739	4,808,127
Manitowoc Company, Inc. (The)	229,475	4,465,584
Mueller Water Products, Inc. - Class A (b)	690,640	5,918,785
Orbital Sciences Corporation (a)	181,553	4,188,428
Republic Airways Holdings, Inc. (a) (b)	464,438	5,471,079
Ryder System, Inc. (b)	71,157	4,684,265
Other Industrials (c)		179,107,726
		213,556,350
Information Technology — 16.3%
Active Network, Inc. (The) (a)	341,803	4,935,635
DST Systems, Inc. (b)	49,972	4,236,126
Ellie Mae, Inc. (a) (b)	187,365	5,414,849
iGATE Corporation (a) (b)	207,124	6,594,828
Kulicke & Soffa Industries, Inc. (a) (b)	402,587	5,193,372
Sanmina Corporation (a) (b)	453,658	6,605,260
ShoreTel, Inc. (a) (b)	655,742	5,213,149
TiVo, Inc. (a) (b)	315,017	4,186,576
Other Information Technology (c)		215,915,469
		258,295,264
Materials — 5.4%
Carpenter Technology Corporation (b)	77,865	4,619,730
H.B. Fuller Company (b)	115,663	5,536,788
Other Materials (c)		76,325,882
		86,482,400
Telecommunication Services — 1.4%
Other Telecommunication Services (c)		21,846,489

Utilities — 1.3%
Other Utilities (c)		20,346,054

Total Common Stocks (Cost $1,284,089,511)		$1,465,575,606

PREFERRED STOCKS — 0.2%	Shares	Value
Other Preferred Stocks (Cost $2,593,825) (c)		$2,679,032

12

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

OTHER INVESTMENTS — 4.6%	Shares	Value
VelocityShares Daily Inverse VIX Short-Term ETN (a)	258,300	$7,490,700
Other Investments (c)		66,125,486
Total Other Investments (Cost $72,682,589)		$73,616,186

CORPORATE BONDS — 0.0% (d)	Par Value	Value
Financials — 0.0% (d)
Other Financials (Cost $0) (c)		$2,918

MONEY MARKET FUNDS — 1.1%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (e)	15,218,554	$15,218,554
UMB Money Market Fiduciary, 0.01% (e)	2,419,354	2,419,354
Total Money Market Funds (Cost $17,637,908)		$17,637,908

Total Investments at Value — 98.5% (Cost $1,377,003,833)		$1,559,511,650

Other Assets in Excess of Liabilities — 1.5%		23,285,065	(f)

Net Assets — 100.0%		$1,582,796,715

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.

(b)	All or a portion of the shares have been committed as collateral for open short positions.

(c)
Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2013.

(d)	Percentage rounds to less than 0.1%.

(e)	The rate shown is the 7-day effective yield as of October 31, 2013.

(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to financial statements.

13

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2013

COMMON STOCKS — 63.5%	Shares	Value
Consumer Discretionary — 9.1%
Auto Components — 0.2%
American Axle & Manufacturing Holdings, Inc.	6,286	$116,982
Ballard Power Systems, Inc.	235,176	322,191
China XD Plastics Company Ltd.	103,237	498,635
Dana Holding Corporation	817	16,013
Motorcar Parts of America, Inc.	4,115	56,293
Quantum Fuel Systems Technologies Worldwide, Inc.	278,301	1,327,496
SORL Auto Parts, Inc.	44,089	212,068
Standard Motor Products, Inc.	1,593	57,603
Tenneco Automotive, Inc.	3,839	203,736
		2,811,017
Automobiles — 0.3%
Kandi Technologies Group, Inc.	753,627	4,936,257
Tesla Motors, Inc.	1,716	274,457
		5,210,714
Distributors — 0.0% (a)
China Metro-Rural Holdings Ltd.	100	110

Diversified Consumer Services — 0.9%
Ascent Capital Group, Inc.	660	55,717
Bridgepoint Education, Inc.	7,237	141,845
Career Education Corporation	5,302	29,055
Collectors Universe, Inc.	2,887	48,069
Corinthian Colleges, Inc.	725,419	1,552,397
DeVry, Inc.	2,987	107,233
Education Management Corporation	56,873	870,157
ITT Educational Services, Inc.	44,619	1,790,114
K12, Inc.	21,999	402,142
LifeLock, Inc.	10,300	165,727
Matthews International Corporation - Class A	16,358	664,135
Outerwall, Inc.	46,889	3,046,847
Regis Corporation	43,903	636,594
Service Corporation International	48,297	869,829
StoneMor Partners, L.P.	91,637	2,405,471
Strayer Education, Inc.	45,217	1,787,428
		14,572,760
Hotels, Restaurants & Leisure — 0.5%
Bally Technologies, Inc.	13,078	956,525
Buffalo Wild Wings, Inc.	487	69,436
Churchill Downs, Inc.	7,111	610,906
Empire Resorts, Inc.	400	2,456
Iao Kun Group Holding Company Ltd.	41,287	137,899
Interval Leisure Group, Inc.	915	22,207

14

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Consumer Discretionary — 9.1% (Continued)
Hotels, Restaurants & Leisure — 0.5% (Continued)
Life Time Fitness, Inc.	16,704	$758,696
Morgans Hotel Group Company	25,086	179,616
Noodles & Company	39,246	1,718,582
PokerTek, Inc.	1,884	2,223
Red Lion Hotels Corporation	12,215	73,534
Red Robin Gourmet Burgers, Inc.	299	22,778
Ryman Hospitality Properties, Inc.	24,056	887,907
Six Flags Entertainment Corporation	1,157	43,515
Vail Resorts, Inc.	34,165	2,406,924
		7,893,204
Household Durables — 1.9%
Beazer Homes USA, Inc.	162,640	2,955,169
Blyth, Inc.	385,032	5,317,292
Cavco Industries, Inc.	3,530	206,752
Comstock Homebuilding Companies, Inc. - Class A	72,445	148,512
Desarrolladora Homex S.A.B de C.V. - ADR	36,260	47,863
Dixie Group, Inc. (The)	10,021	126,265
Ethan Allen Interiors, Inc.	34,651	923,103
Hovnanian Enterprises, Inc. - Class A	754,666	3,818,610
KB Home	263,066	4,464,230
Location Based Technologies, Inc.	95,655	9,566
M/I Homes, Inc.	70,313	1,439,307
Mad Catz Interactive, Inc.	483,035	324,358
MDC Holdings, Inc.	114,621	3,345,787
Ryland Group, Inc. (The)	108,067	4,344,293
SodaStream International Ltd.	38,692	2,068,861
Tempur Sealy International, Inc.	8,083	309,983
William Lyon Homes - Class A	16,367	379,223
		30,229,174
Internet & Catalog Retail — 0.3%
Blue Nile, Inc.	37,491	1,539,755
E-Commerce China Dangdang, Inc. - ADR	68,164	603,252
HomeAway, Inc.	16,522	489,877
Overstock.com, Inc.	6,486	151,967
PetMed Express, Inc.	117,075	1,737,393
ValueVision Media, Inc.	36,848	196,768
		4,719,012
Leisure Equipment & Products — 0.5%
Black Diamond, Inc.	27,986	417,271
JAKKS Pacific, Inc.	492,851	3,173,961
LeapFrog Enterprises, Inc.	116,200	994,672
Smith & Wesson Holding Corporation	122,489	1,320,431
Sturm Ruger & Company, Inc.	20,954	1,370,601
		7,276,936

15

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Consumer Discretionary — 9.1% (Continued)
Media — 1.1%
AirMedia Group, Inc. - ADR	16,842	$28,463
Bona Film Group Ltd. - ADR	9,458	54,478
Central European Media Enterprises Ltd.	72,460	222,452
China Yida Holding Company	1,551	6,638
Clear Channel Outdoor Holdings, Inc.	24,149	205,267
Cumulus Media, Inc. - Class A	313,271	1,873,361
DreamWorks Animation SKG, Inc. - Class A	68,523	2,346,228
Gray Television, Inc.	15,218	128,592
Manchester United plc - Class A	5,356	87,303
McClatchy Company (The) - Class A	300,014	846,039
Media General, Inc. - Class A	48,509	707,261
Meredith Corporation	58,988	3,026,084
Nexstar Broadcasting Group, Inc.	109,859	4,876,641
ReachLocal, Inc.	24,961	306,771
Scholastic Corporation	63,304	1,816,192
Sinclair Broadcast Group, Inc.	8,229	263,822
SPAR Group, Inc.	195	380
Tiger Media, Inc.	1,132	1,528
Valassis Communications, Inc.	41,892	1,146,165
VisionChina Media, Inc. - ADR	10,700	75,328
		18,018,993
Multiline Retail — 0.9%
Bon-Ton Stores, Inc. (The)	92,588	1,060,133
Dillard's, Inc. - Class A	50,132	4,109,821
Fred's, Inc. - Class A	87,598	1,419,088
J. C. Penney Company, Inc.	632,253	4,741,898
Sears Canada, Inc.	7,343	102,116
Sears Holdings Corporation	43,954	2,552,848
		13,985,904
Specialty Retail — 2.1%
Abercrombie & Fitch Company - Class A	106,029	3,973,967
Aéropostale, Inc.	673,907	6,260,596
America's Car-Mart, Inc.	11,273	515,627
AutoChina International Ltd. (b)	143	1,973
Barnes & Noble, Inc.	139,325	1,968,662
bebe stores, inc.	12,624	76,123
Books-A-Million, Inc.	13,918	34,934
Buckle, Inc. (The)	16,907	827,429
China Auto Logistics, Inc.	1,926	5,123
Coldwater Creek, Inc.	31,901	31,901
Conn's, Inc.	53,651	3,242,666
Destination XL Group, Inc.	5,570	38,712
Francesca's Holdings Corporation	77,453	1,393,379

16

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Consumer Discretionary — 9.1% (Continued)
Specialty Retail — 2.1% (Continued)
hhgregg, Inc.	102,495	$1,589,697
Hibbett Sports, Inc.	29,396	1,714,669
Lentuo International, Inc. - ADR	2,110	6,794
Office Depot, Inc.	317,491	1,774,775
OfficeMax, Inc.	60,785	910,559
OSH 1 Liquidating Corporation	11,183	3,914
Pep Boys - Manny Moe & Jack (The)	6,936	89,752
Pier 1 Imports, Inc.	206,942	4,320,949
Rent-A-Center, Inc.	23,906	818,541
Restoration Hardware Holdings, Inc.	1,171	81,666
Select Comfort Corporation	35,018	641,530
Stage Stores, Inc.	76,034	1,570,102
Systemax, Inc.	1,915	18,193
Zumiez, Inc.	50,991	1,511,373
		33,423,606
Textiles, Apparel & Luxury Goods — 0.4%
American Apparel, Inc.	12,083	16,191
Deckers Outdoor Corporation	3,168	218,054
DGSE Companies, Inc.	2,185	5,463
G-III Apparel Group Ltd.	12,988	736,679
Iconix Brand Group, Inc.	13,675	493,531
Kingold Jewelry, Inc.	195,743	395,401
Oxford Industries, Inc.	1,160	83,253
Vera Bradley, Inc.	156,208	3,460,007
		5,408,579
Consumer Staples — 2.1%
Beverages — 0.1%
Primo Water Corporation	177,933	443,053
Reed's, Inc.	89,069	573,605
		1,016,658
Food & Staples Retailing — 0.6%
China Jo-Jo Drugstores, Inc.	395	399
Crumbs Bake Shop, Inc.	137	178
Fairway Group Holdings Corporation	11,332	276,841
Nash Finch Company	17,239	483,726
Natural Grocers by Vitamin Cottage, Inc.	22,531	898,987
Pizza Inn Holdings, Inc.	57,838	473,693
Spartan Stores, Inc.	24,975	587,662
SUPERVALU, Inc.	708,032	4,977,465
Susser Holdings Corporation	24,801	1,360,087
		9,059,038

17

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Consumer Staples — 2.1% (Continued)
Food Products — 0.7%
AgFeed Industries, Inc.	146,948	$39,676
Annie's, Inc.	48,548	2,293,893
Boulder Brands, Inc.	94,438	1,547,839
Calavo Growers, Inc.	27,166	806,558
China Marine Food Group Ltd.	95,426	19,849
Coffee Holding Company, Inc.	87,149	465,376
Dean Foods Company	155,808	3,038,256
Diamond Foods, Inc.	91,772	2,240,154
Green Mountain Coffee Roasters, Inc.	2,982	187,299
Le Gaga Holdings Ltd. - ADR	6,179	22,183
S&W Seed Company	4,952	35,605
SkyPeople Fruit Juice, Inc.	34,162	65,591
		10,762,279
Household Products — 0.0% (a)
Central Garden & Pet Company - Class A	13,376	98,447

Personal Products — 0.4%
China Sky One Medical, Inc.	36,447	8,747
China-Biotics, Inc.	535,616	1,365,821
Herbalife Ltd.	25,182	1,632,297
LifeVantage Corporation	236,686	518,342
Mannatech, Inc.	2,247	53,007
Medifast, Inc.	43,853	1,022,214
Synutra International, Inc.	80,486	549,719
USANA Health Sciences, Inc.	19,585	1,336,285
		6,486,432
Tobacco — 0.3%
Star Scientific, Inc.	1,026,502	1,857,968
Universal Corporation	53,321	2,827,613
Vector Group Ltd.	51,046	825,414
		5,510,995
Energy — 6.3%
Energy Equipment & Services — 1.3%
Cal Dive International, Inc.	1,166,144	2,297,304
CARBO Ceramics, Inc.	35,110	4,400,687
Exterran Holdings, Inc.	1,387	39,599
Forum Energy Technologies, Inc.	7,815	228,667
Geospace Technologies Corporation	93,288	9,088,117
McDermott International, Inc.	27,123	191,760
Patterson-UTI Energy, Inc.	13,028	316,059
Recon Technology Ltd.	41,638	186,538
RPC, Inc.	5,980	109,673
Tidewater, Inc.	56,647	3,411,282

18

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Energy — 6.3% (Continued)
Energy Equipment & Services — 1.3% (Continued)
Vantage Drilling Company	170,920	$304,238
		20,573,924
Oil, Gas & Consumable Fuels — 5.0%
Alliance Resource Partners, L.P.	1,973	149,770
Alon USA Energy, Inc.	178,489	2,156,147
Alpha Natural Resources, Inc.	246,559	1,725,913
Amyris, Inc.	200,087	504,219
Apco Oil and Gas International, Inc.	1,828	27,822
Arch Coal, Inc.	86,527	366,875
Berry Petroleum Company - Class A	2,900	138,475
Bill Barrett Corporation	40,132	1,110,452
BioFuel Energy Corporation	109,169	375,541
Blue Dolphin Energy Company	38,398	209,653
BPZ Resources, Inc.	842,525	1,693,475
BreitBurn Energy Partners, L.P.	22,000	422,840
CAMAC Energy, Inc.	245,365	244,138
Chesapeake Granite Wash Trust	36,651	449,341
China Integrated Energy, Inc.	405,472	223,010
Clean Energy Fuels Corporation	175,509	1,999,048
Comstock Resources, Inc.	54,837	938,261
Contango Oil & Gas Company	26,295	1,126,741
Crosstex Energy, L.P.	5,533	140,704
Cubic Energy, Inc.	4,183	1,590
Delek US Holdings, Inc.	208,244	5,320,634
Dominion Resources Black Warrior Trust	1,278	7,387
ECA Marcellus Trust I	48,071	481,671
Enbridge Energy Management, LLC	58,549	1,669,818
Endeavour International Corporation	164,262	975,716
Evolution Petroleum Corporation	4,638	55,934
EXCO Resources, Inc.	246,281	1,332,380
Frontline Ltd.	1,470,440	3,117,333
Gevo, Inc.	234,631	398,873
Global Partners, L.P.	8,113	289,634
GMX Resources, Inc.	72,181	9,384
Golar LNG Ltd.	16,762	622,373
GreenHunter Resources, Inc.	78,321	104,167
Halcon Resources Corporation	235,527	1,220,030
Harvest Natural Resources, Inc.	317,596	1,587,980
Houston American Energy Corporation	39,340	10,228
Hyperdynamics Corporation	119,465	431,269
InterOil Corporation	19,078	1,324,967
Isramco, Inc.	2,362	311,713
Ivanhoe Energy, Inc.	4,600	3,151
James River Coal Company	2,228,219	4,278,180

19

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Energy — 6.3% (Continued)
Oil, Gas & Consumable Fuels — 5.0% (Continued)
Kinder Morgan Management, LLC	19,330	$1,455,902
KiOR, Inc. - Class A	1,055,979	2,460,431
L & L Energy, Inc.	497,168	705,979
LinnCo, LLC	52,510	1,548,520
Lucas Energy, Inc.	373,047	414,082
Midstates Petroleum Company, Inc.	33,372	188,218
Miller Energy Resources, Inc.	490,141	3,313,353
New Concept Energy, Inc.	13,597	22,027
Newfield Exploration Company	19,684	599,378
NGL Energy Partners, L.P.	10,617	334,011
Niska Gas Storage Partners, LLC	18,126	286,391
Nordic American Tankers Ltd.	375,836	3,066,822
North European Oil Royalty Trust	10,200	234,600
Northern Oil & Gas, Inc.	20,056	329,520
Nuverra Environmental Solutions, Inc.	884,415	2,157,973
Overseas Shipholding Group, Inc.	526,119	1,815,111
Oxford Resource Partners, L.P.	189,133	295,047
Pacific Coast Oil Trust	8,046	120,690
Pacific Ethanol, Inc.	482,026	1,764,215
Patriot Coal Corporation	288,164	36,597
PDC Energy, Inc.	14,412	977,278
PetroQuest Energy, Inc.	49,065	231,587
Pyramid Oil Company	33,335	176,676
Quicksilver Resources, Inc.	65,629	140,446
Rhino Resource Partners, L.P.	13,818	175,627
Royale Energy, Inc.	196,705	529,136
San Juan Basin Royalty Trust	171,178	2,694,342
SandRidge Energy, Inc.	26,065	165,252
SandRidge Mississippian Trust I	45,880	565,242
Sino Clean Energy, Inc.	213,222	36,248
Solazyme, Inc.	499,382	5,223,536
Spectra Energy Partners, L.P.	4,852	212,129
Summit Midstream Partners, L.P.	777	25,835
TC PipeLines, L.P.	1,875	95,644
Teekay Offshore Partners, L.P.	7,530	253,083
Teekay Tankers Ltd. - Class A	277,461	724,173
Ultra Petroleum Corporation	26,276	482,427
Uranerz Energy Corporation	533,293	490,630
Uranium Energy Corporation	484,371	852,493
Uranium Resources, Inc.	157,024	370,577
Ur-Energy, Inc.	117,560	123,438
USEC, Inc.	58,548	471,897
Verenium Corporation	115,638	461,396
Western Refining, Inc.	26,263	847,507

20

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Energy — 6.3% (Continued)
Oil, Gas & Consumable Fuels — 5.0% (Continued)
Whiting USA Trust I	553,369	$2,905,187
World Fuel Services Corporation	12,342	470,847
Zion Oil & Gas, Inc.	262,571	430,616
		78,838,953
Financials — 9.1%
Capital Markets — 1.5%
Apollo Investment Corporation	312,856	2,668,662
Calamos Asset Management, Inc.	12,695	124,665
Cohen & Steers, Inc.	39,354	1,509,619
Federated Investors, Inc. - Class B	71,043	1,926,686
Fidus Investment Corporation	121,917	2,476,134
Financial Engines, Inc.	12,949	723,461
Garrison Capital, Inc.	21,311	313,911
Gladstone Investment Corporation	219,825	1,554,163
Golub Capital BDC, Inc.	106,911	1,881,634
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,588	325,703
Hercules Technology Growth Capital, Inc.	71,951	1,110,923
Horizon Technology Finance Corporation	13,673	184,312
INTL FCStone, Inc.	51,236	1,048,289
KCAP Financial, Inc.	156,005	1,315,122
Keating Capital, Inc.	2,082	14,491
Medley Capital Corporation	19,493	271,732
MVC Capital, Inc.	10,675	147,635
Noah Holdings Ltd. - ADR	24,090	464,696
Och-Ziff Capital Management Group, LLC	50,083	625,537
PennantPark Floating Rate Capital Ltd.	28,718	381,662
Prospect Capital Corporation	107,917	1,223,779
Rand Capital Corporation	751	2,140
Safeguard Scientifics, Inc.	56,344	983,203
Stifel Financial Corporation	8,555	350,327
TCP Capital Corporation	13,928	232,180
THL Credit, Inc.	15,904	258,440
TICC Capital Corporation	157,401	1,574,010
Triangle Capital Corporation	12,112	360,453
		24,053,569
Commercial Banks — 3.3%
Ameris Bancorp	30,895	565,378
Arrow Financial Corporation	26,523	684,559
Athens Bancshares Corporation	289	5,216
Auburn National Bancorporation, Inc.	25	640
BancorpSouth, Inc.	13,544	299,322
Bank of Hawaii Corporation	14,761	855,843
Bank of the Ozarks, Inc.	56,767	2,808,831

21

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Financials — 9.1% (Continued)
Commercial Banks — 3.3% (Continued)
Banner Corporation	21,726	$831,237
Capital City Bank Group, Inc.	17,627	216,812
Cardinal Financial Corporation	13,234	218,361
Cascade Bancorp	25,281	130,703
Cathay General Bancorp	24,871	612,573
Citizens Holding Company	589	11,262
City Bank	12,333	1,418
City Holding Company	66,177	3,011,053
Columbia Banking System, Inc.	49,591	1,273,993
Commerce Bancshares, Inc.	4,685	215,557
Community Bank System, Inc.	48,794	1,771,710
CommunityOne Bancorp	15,963	171,762
Customers Bancorp, Inc.	16,587	277,832
CVB Financial Corporation	13,586	197,540
DNB Financial Corporation	10	208
Farmers Capital Bank Corporation	316	6,491
Fauquier Bankshares, Inc.	323	4,425
Fidelity Southern Corporation	10,603	161,901
First Busey Corporation	156,204	807,575
First Community Corporation	75	786
First Financial Bancorporation	54,750	849,720
First Financial Bankshares, Inc.	59,163	3,639,116
First Merchants Corporation	7,096	133,405
FNB Corporation	2,134	26,696
Frontier Financial Corporation	10,318	1,032
Fulton Financial Corporation	9,994	122,027
Glacier Bancorp, Inc.	50,735	1,401,808
Glen Burnie Bancorp	49	584
Hampton Roads Bankshares, Inc.	178,524	251,719
Hancock Holding Company	30,619	1,003,691
Heartland Financial USA, Inc.	2,048	54,252
Independent Bank Corporation (Massachusetts)	55,084	1,976,414
Independent Bank Corporation (Michigan)	43,320	421,070
Intervest Bancshares Corporation - Class A	11,918	86,882
Lakeland Bancorp, Inc.	33,657	383,690
Macatawa Bank Corporation	35,844	175,994
National Bank Holdings Corporation	6,169	129,549
National Penn Bancshares, Inc.	63,385	657,302
Oak Valley Bancorp	270	2,201
OFG Bancorp	66,426	983,769
Old National Bancorp	25,366	368,822
Old Second Bancorp, Inc.	68,547	326,969
OptimumBank Holdings, Inc.	1,136	1,681

22

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Financials — 9.1% (Continued)
Commercial Banks — 3.3% (Continued)
Pacific Premier Bancorp, Inc.	5,833	$81,137
PacWest Bancorp	41,085	1,563,284
Park National Corporation	30,196	2,392,127
Park Sterling Corporation	26,509	172,574
Patriot National Bancorp	418	506
Pinnacle Financial Partners, Inc.	74,679	2,315,049
Plumas Bancorp	45	288
Porter Bancorp, Inc.	177	198
Renasant Corporation	67,423	1,933,692
Republic Bancorp, Inc. - Class A	25,920	596,678
S&T Bancorp, Inc.	7,105	174,215
Southside Bancshares, Inc.	83,168	2,270,486
Southwest Bancorp, Inc.	14,331	229,439
State Bank Financial Corporation	6,514	111,129
Taylor Capital Group, Inc.	59,033	1,357,759
Texas Capital Bancshares, Inc.	11,581	602,791
TowneBank	54,502	793,549
Tristate Capital Holdings, Inc.	1,519	19,003
Two River Bancorp	20	150
Umpqua Holdings Corporation	29,265	479,068
Union First Market Bankshares Corporation	23,923	577,023
United Bancorp, Inc.	539	3,676
United Bankshares, Inc.	108,538	3,210,554
United Security Bancshares	1,542	7,923
Westamerica Bancorporation	45,355	2,334,875
Wintrust Financial Corporation	47,364	2,060,808
Yadkin Financial Corporation	1,075	17,652
		51,447,014
Consumer Finance — 0.4%
Atlanticus Holdings Corporation	106,479	371,612
Encore Capital Group, Inc.	127,994	6,252,507
Green Dot Corporation - Class A	12,087	259,387
		6,883,506
Diversified Financial Services — 0.1%
DJSP Enterprises, Inc.	15,126	2,118
Global Eagle Entertainment, Inc.	19,502	198,530
Life Partners Holdings, Inc.	156,457	316,043
Manhattan Bridge Capital, Inc.	829	1,865
MarketAxess Holdings, Inc.	3,947	257,463
		776,019
Insurance — 0.9%
Arthur J. Gallagher & Company	14,422	684,324
Citizens, Inc.	21,539	180,928
CNA Financial Corporation	2,682	108,862

23

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Financials — 9.1% (Continued)
Insurance — 0.9% (Continued)
eHealth, Inc.	8,789	$374,587
First American Financial Corporation	56,860	1,470,400
Greenlight Capital Re Ltd. - Class A	36,451	1,122,326
HCI Group, Inc.	9,413	413,607
Hilltop Holdings, Inc.	44,803	776,884
Kingsway Financial Services, Inc.	2,403	7,666
Meadowbrook Insurance Group, Inc.	387,812	2,575,072
Montpelier Re Holdings Ltd.	45,005	1,242,588
Phoenix Companies, Inc. (The)	17,713	683,190
Primerica, Inc.	24,215	1,040,034
StanCorp Financial Group, Inc.	3,862	227,472
Stewart Information Services Corporation	73,767	2,310,382
Tower Group International Ltd.	103,279	374,903
		13,593,225
Real Estate Investment Trusts (REIT) — 1.7%
Agree Realty Corporation	13,108	413,820
American Residential Properties, Inc.	34,892	601,189
AmREIT, Inc.	10,164	178,886
Armada Hoffler Properties, Inc.	26,801	257,826
Associated Estates Realty Corporation	55,680	854,131
Campus Crest Communities, Inc.	48,580	486,286
Chambers Street Properties	101,178	943,991
Colony Financial, Inc.	32,610	659,700
CommonWealth REIT	6,305	153,653
CYS Investments, Inc.	212,899	1,807,513
DCT Industrial Trust, Inc.	54,858	425,149
DuPont Fabros Technology, Inc.	34,038	845,844
Education Realty Trust, Inc.	15,065	137,694
Equity Lifestyle Properties, Inc.	9,765	370,972
Equity One, Inc.	6,464	155,847
First Potomac Realty Trust	43,351	532,784
Geo Group, Inc. (The)	6,548	230,948
Getty Realty Corporation	70,928	1,360,399
Gladstone Commercial Corporation	1,602	30,278
Invesco Mortgage Capital, Inc.	8,589	132,700
iStar Financial, Inc.	151,413	1,912,346
JAVELIN Mortgage Investment Corporation	32,659	387,662
Liberty Property Trust	1,602	59,578
Monmouth Real Estate Investment Corporation - Class A	24,618	226,978
New Residential Investment Corporation	11,665	77,106
New York Mortgage Trust, Inc.	14,868	95,453
NorthStar Realty Finance Corporation	52,383	488,733

24

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Financials — 9.1% (Continued)
Real Estate Investment Trusts (REIT) — 1.7% (Continued)
Omega Healthcare Investors, Inc.	53,446	$1,776,545
Parkway Properties, Inc.	3,911	70,828
PennyMac Mortgage Investment Trust	8,243	190,166
Preferred Apartment Communities, Inc. - Class A	2,900	24,012
Ramco-Gershenson Properties Trust	19,890	323,411
Redwood Trust, Inc.	109,686	1,921,699
Rouse Properties, Inc.	118,326	2,392,552
Sabra Health Care REIT, Inc.	23,218	624,564
Silver Bay Realty Trust Corporation	17,962	277,693
Spirit Realty Capital, Inc.	60,877	636,773
Walter Investment Management Corporation	98,902	3,735,529
Western Asset Mortgage Capital Corporation	63,303	1,019,811
Wheeler Real Estate Investment Trust, Inc.	2,809	11,798
		26,832,847
Real Estate Management & Development — 0.3%
Alexander & Baldwin, Inc.	3,013	111,481
AV Homes, Inc.	832	15,891
Brookfield Property Partners, L.P.	1,000	19,260
China HGS Real Estate, Inc.	4,201	24,576
China Housing & Land Development, Inc.	213,770	575,041
Forest City Enterprises, Inc.	139,761	2,831,558
Gazit-Globe Ltd.	1,213	16,473
Kennedy-Wilson Holdings, Inc.	44,876	899,315
Mays (J.W.), Inc.	125	3,500
St. Joe Company (The)	52,397	978,252
		5,475,347
Thrifts & Mortgage Finance — 0.9%
America First Tax Exempt Investors, L.P.	10,633	76,345
Astoria Financial Corporation	37,732	498,440
Banc of California, Inc.	38,507	543,334
BBX Capital Corporation - Class A	24,803	327,151
Beneficial Mutual Bancorp, Inc.	48,826	476,053
BofI Holding, Inc.	2,698	163,013
Brookline Bancorp, Inc.	123,841	1,098,470
Capitol Federal Financial, Inc.	16,126	204,316
CMS Bancorp, Inc.	46	371
First Federal Bancshares of Arkansas, Inc.	5,667	50,890
Five Oaks Investment Corporation	14,164	168,268
Freddie Mac	50,442	112,990
Greene County Bancorp, Inc.	89	2,174
Impac Mortgage Holdings, Inc.	46,184	314,051
NASB Financial, Inc.	3,300	84,975
Northfield Bancorp, Inc.	13,151	170,042

25

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Financials — 9.1% (Continued)
Thrifts & Mortgage Finance — 0.9% (Continued)
Oconee Federal Financial Corporation	100	$1,650
PennyMac Financial Services, Inc. - Class A	3,726	59,989
Provident Financial Holdings, Inc.	17,485	265,073
Provident New York Bancorp	207,909	2,436,693
Radian Group, Inc.	333,301	4,856,196
Security National Financial Corporation - Class A	88,662	520,446
Tree.com, Inc.	3,782	111,607
TrustCo Bank Corporation	269,187	1,808,937
ViewPoint Financial Group, Inc.	1,459	31,821
		14,383,295
Health Care — 11.2%
Biotechnology — 6.5%
Aastrom Biosciences, Inc.	35,395	141,580
ACADIA Pharmaceuticals, Inc.	65,057	1,478,746
Achillion Pharmaceuticals, Inc.	150,691	378,234
Aegerion Pharmaceuticals, Inc.	6,548	542,305
AEterna Zentaris, Inc.	325,185	439,000
Alnylam Pharmaceuticals, Inc.	3,334	192,072
Amarin Corporation plc - ADR	919,383	1,516,982
Anthera Pharmaceuticals, Inc.	18,201	57,515
ARCA Biopharma, Inc.	341,488	464,424
Arena Pharmaceuticals, Inc.	80,919	355,234
Ariad Pharmaceuticals, Inc.	31,019	68,242
Arrowhead Research Corporation	52,664	368,648
BioTime, Inc.	259,137	940,667
bluebird bio, Inc.	10,566	224,528
Cardium Therapeutics, Inc.	15,545	11,970
Catalyst Pharmaceutical Partners, Inc.	281,358	455,800
Cell Therapeutics, Inc.	25,920	45,619
Celldex Therapeutics, Inc.	227,223	5,205,679
Celsion Corporation	563,445	2,265,049
Cepheid	25,602	1,042,513
Chelsea Therapeutics International Ltd.	386,078	1,092,601
Cleveland BioLabs, Inc.	282,604	389,994
Coronado Biosciences, Inc.	142,197	237,469
Cubist Pharmaceuticals, Inc	273,707	528,255
Cyclacel Pharmaceuticals, Inc.	34,204	120,056
Cytori Therapeutics, Inc.	110,201	227,014
DARA BioSciences, Inc.	594,711	291,408
Dendreon Corporation	2,776,373	7,135,279
Discovery Laboratories, Inc.	58,720	120,963
Durata Therapeutics, Inc.	71,202	689,235
Dynavax Technologies Corporation	119,493	146,976

26

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Health Care — 11.2% (Continued)
Biotechnology — 6.5% (Continued)
Exelixis, Inc.	634,567	$3,128,415
Fibrocell Science, Inc.	64,609	239,053
Galectin Therapeutics, Inc.	213,775	2,233,949
Galena Biopharma, Inc.	2,271,732	5,065,962
Genomic Health, Inc.	4,978	148,942
Geron Corporation	91,827	362,717
Horizon Pharma, Inc.	190,320	797,441
Hyperion Therapeutics, Inc.	20,516	410,936
iBio, Inc.	205,076	72,289
Idenix Pharmaceuticals, Inc.	367,944	1,210,536
Idera Pharmaceuticals, Inc.	393,243	723,567
ImmunoGen, Inc.	11,751	193,422
Immunomedics, Inc.	218,791	829,218
Infinity Pharmaceuticals, Inc.	177,473	2,404,759
Inovio Pharmaceuticals, Inc.	814,597	1,409,253
Insmed, Inc.	101,709	1,448,336
Insys Therapeutics, Inc.	25,238	1,006,744
InterMune, Inc.	394,812	5,562,901
Intrexon Corporation	12,347	261,756
Ironwood Pharmaceuticals, Inc.	464,950	4,468,170
IsoRay, Inc.	299,790	154,392
Keryx Biopharmaceuticals, Inc.	103,055	1,066,619
Kythera Biopharmaceuticals, Inc.	7,287	325,802
MannKind Corporation	466,608	2,281,713
Marina Biotech, Inc.	244,030	58,567
Mast Therapeutics, Inc.	1,138,317	557,775
Medgenics, Inc.	125,667	923,652
MediciNova, Inc.	120,557	297,776
MEI Pharma, Inc.	103,114	826,974
Metabolix, Inc.	296,223	325,845
MiMedx Group, Inc.	451,087	2,390,761
NanoViricides, Inc.	105,221	570,298
NeoStem, Inc.	153,113	973,799
Neuralstem, Inc.	352,800	786,744
Neurocrine Biosciences, Inc.	9,210	86,942
NewLink Genetics Corporation	97,745	1,637,229
Nymox Pharmaceutical Corporation	86,485	608,854
Omeros Corporation	77,198	771,980
Oncolytics Biotech, Inc.	369,376	982,540
Opexa Therapeutics, Inc.	276,243	511,050
OPKO Health, Inc.	228,858	2,293,161
Oragenics, Inc.	2,139	5,604
Orexigen Therapeutics, Inc.	43,309	211,348

27

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Health Care — 11.2% (Continued)
Biotechnology — 6.5% (Continued)
Organovo Holdings, Inc.	170,603	$1,240,284
Osiris Therapeutics, Inc.	50,844	676,734
OXiGENE, Inc.	30,225	76,469
Oxygen Biotherapeutics, Inc.	20,826	63,103
Palatin Technologies, Inc.	3,448	2,000
Peregrine Pharmaceuticals, Inc.	605,183	780,686
PharmAthene, Inc.	262,583	538,295
Pluristem Therapeutics, Inc.	169,230	555,074
Prana Biotechnology Ltd. - ADR	98,989	446,440
Raptor Pharmaceutical Corporation	76,674	1,102,572
Repligen Corporation	25,645	280,556
Rexahn Pharmaceuticals, Inc.	1,103,625	455,797
Rosetta Genomics Ltd.	159,480	425,812
Sangamo BioSciences, Inc.	51,299	480,672
Sarepta Therapeutics, Inc.	22,273	867,311
Savient Pharmaceuticals, Inc.	1,070,379	46,562
SIGA Technologies, Inc.	40,862	140,157
Spectrum Pharmaceuticals, Inc.	344,693	2,960,913
StemCells, Inc.	173,413	230,639
Stemline Therapeutics, Inc.	1,131	31,476
Sunesis Pharmaceuticals, Inc.	288,449	1,445,130
Synageva BioPharma Corporation	4,367	221,844
Synergy Pharmaceuticals, Inc.	135,330	546,733
Synta Pharmaceuticals Corporation	835,008	3,790,936
Synthetic Biologics, Inc.	80,610	120,915
Tekmira Pharmaceuticals Corporation	2,838	25,400
TESARO, Inc.	22,370	861,245
TG Therapeutics, Inc.	91,258	329,441
Vanda Pharmaceuticals, Inc.	239,415	1,714,211
Venaxis, Inc.	273,845	503,875
Zalicus, Inc.	1	4
ZIOPHARM Oncology, Inc.	1,312,395	4,645,878
		103,409,012
Health Care Equipment & Supplies — 2.3%
Abaxis, Inc.	5,225	186,689
Abiomed, Inc.	92,012	2,206,448
Accuray, Inc.	225,333	1,520,998
Antares Pharma, Inc.	72,746	290,984
Atossa Genetics, Inc.	133,976	235,798
Bacterin International Holdings, Inc.	340,137	201,735
BIOLASE, Inc.	159,283	297,859
BSD Medical Corporation	828,821	1,309,537
Cerus Corporation	17,903	112,968

28

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Health Care — 11.2% (Continued)
Health Care Equipment & Supplies — 2.3% (Continued)
Cyberonics, Inc.	2,534	$146,364
Cynosure, Inc.	43,798	946,475
Delcath Systems, Inc.	1,522,006	499,218
Echo Therapeutics, Inc.	91,640	232,765
Fonar Corporation	27,673	301,359
GenMark Diagnostics, Inc.	229,356	2,775,208
Hansen Medical, Inc.	62,107	112,414
InspireMD, Inc.	132,728	374,293
Insulet Corporation	7,870	307,087
Integra LifeSciences Holdings Corporation	6,176	282,737
Masimo Corporation	3,117	79,857
MELA Sciences, Inc.	631,264	452,932
Meridian Bioscience, Inc.	134,311	3,320,168
Navidea Biopharmaceuticals, Inc.	682,839	1,365,678
NxStage Medical, Inc.	9,117	120,982
OraSure Technologies, Inc.	87,527	570,676
Quidel Corporation	79,885	1,973,159
ResMed, Inc.	3,040	157,290
Rockwell Medical, Inc.	469,367	5,407,108
Solta Medical, Inc.	92,279	170,716
Spectranetics Corporation (The)	20,964	437,938
Stereotaxis, Inc.	362,797	1,585,423
Synergetics USA, Inc.	13,748	57,192
TearLab Corporation	346,400	3,612,952
Unilife Corporation	1,141,530	3,458,836
Uroplasty, Inc.	15,325	46,435
Vermillion, Inc.	12,777	31,176
Volcano Corporation	38,542	738,850
Wright Medical Group, Inc.	5,959	161,906
		36,090,210
Health Care Providers & Services — 0.9%
Acadia Healthcare Company, Inc.	19,528	846,734
Accretive Health, Inc.	57,474	474,735
Air Methods Corporation	32,816	1,434,715
Bio-Reference Laboratories, Inc.	79,614	2,580,290
Chemed Corporation	23,602	1,600,688
FAB Universal Corporation	674,707	4,230,413
Healthways, Inc.	30,591	294,591
IPC The Hospitalist Company, Inc.	18,816	1,030,929
Owens & Minor, Inc.	26,127	977,672
Patterson Companies, Inc.	586	24,911
Team Health Holdings, Inc.	1,896	82,362
Universal American Corporation	49,721	368,930

29

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Health Care — 11.2% (Continued)
Health Care Providers & Services — 0.9% (Continued)
USMD Holdings, Inc.	435	$12,106
		13,959,076
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.	206,086	2,850,169
Computer Programs and Systems, Inc.	361	20,592
MGT Capital Investment, Inc.	8,381	24,305
Streamline Health Solutions, Inc.	3,595	29,299
		2,924,365
Life Sciences Tools & Services — 0.3%
Accelerate Diagnostics, Inc.	78,116	1,001,447
Apricus Biosciences, Inc.	279,454	539,346
Bioanalytical Systems, Inc.	6,029	11,093
BioDelivery Sciences International, Inc.	152,145	798,761
CombiMatrix Corporation	166,061	459,989
Genetic Technologies Ltd. - ADR	70,962	134,828
Life Technologies Corporation	2,587	194,827
PURE Bioscience, Inc.	59,879	80,238
Sequenom, Inc.	711,218	1,365,539
		4,586,068
Pharmaceuticals — 1.0%
AcelRx Pharmaceuticals, Inc.	155,781	1,046,848
Acura Pharmaceuticals, Inc.	156,634	266,278
Alexza Pharmaceuticals, Inc.	298,969	1,491,855
Ampio Pharmaceuticals, Inc.	238,220	2,105,865
ANI Pharmaceuticals, Inc.	46,691	478,583
Aoxing Pharmaceutical Company, Inc.	11,481	2,711
Aratana Therapeutics, Inc.	6,249	124,730
Auxilium Pharmaceuticals, Inc.	16,490	283,793
AVANIR Pharmaceuticals, Inc. - Class A	72,663	294,285
Cadence Pharmaceuticals, Inc.	30,796	151,824
Columbia Laboratories, Inc.	38,680	278,496
DURECT Corporation	20,263	30,394
Emisphere Technologies, Inc.	4,999	950
Endocyte, Inc.	56,884	593,300
GW Pharmaceuticals plc - ADR	16,072	487,946
IntelliPharmaCeutics International, Inc.	61,706	113,539
Jazz Pharmaceuticals plc	2,194	199,084
Novabay Pharmaceuticals, Inc.	80,822	134,164
NuPathe, Inc.	210,804	354,151
Oculus Innovative Sciences, Inc.	1,767	4,559
Pacira Pharmaceuticals, Inc.	6,207	313,516
Repros Therapeutics, Inc.	132,176	2,384,455
VIVUS, Inc.	362,479	3,403,678

30

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Health Care — 11.2% (Continued)
Pharmaceuticals — 1.0% (Continued)
XenoPort, Inc.	144,854	$757,586
Zogenix, Inc.	326,617	956,988
		16,259,578
Industrials — 7.4%
Aerospace & Defense — 0.9%
Ascent Solar Technologies, Inc.	505,545	475,212
Elbit Systems Ltd.	24	1,286
GenCorp, Inc.	299,282	5,027,937
Huntington Ingalls Industries, Inc.	41,143	2,943,782
KEYW Holding Corporation (The)	227,686	2,618,389
LMI Aerospace, Inc.	69,326	1,088,418
National Presto Industries, Inc.	32,552	2,296,544
Taser International, Inc.	10,530	187,118
		14,638,686
Air Freight & Logistics — 0.2%
XPO Logistics, Inc.	155,770	3,143,439

Airlines — 0.0% (a)
AMR Corporation	10,761	79,094
Spirit Airlines, Inc.	49	2,114
US Airways Group, Inc.	13,431	295,079
		376,287
Building Products — 0.1%
Builders FirstSource, Inc.	25,197	186,710
NCI Building Systems, Inc.	126,630	1,827,271
Nortek, Inc.	1,393	97,747
Ply Gem Holdings, Inc.	2,066	30,783
USG Corporation	5,823	159,026
		2,301,537
Commercial Services & Supplies — 0.9%
ACCO Brands Corporation	318,858	1,865,319
Cenveo, Inc.	468,533	1,471,194
China Recycling Energy Corporation	23,454	70,128
Consolidated Graphics, Inc.	1,034	66,269
EnerNOC, Inc.	4,852	80,689
Healthcare Services Group, Inc.	134,474	3,683,243
Heritage-Crystal Clean, Inc.	1,466	25,904
Industrial Services of America, Inc.	21,860	50,278
InnerWorkings, Inc.	175,536	1,679,880
Intersections, Inc.	60,248	516,325
McGrath RentCorp	5,306	189,265
Mobile Mini, Inc.	143	5,165
Quad/Graphics, Inc. - Class A	32,667	1,140,732

31

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Industrials — 7.4% (Continued)
Commercial Services & Supplies — 0.9% (Continued)
RINO International Corporation	67,543	$2,026
Standard Register Company (The)	3,708	31,518
Team, Inc.	13,994	521,836
United Stationers, Inc.	44,696	1,986,290
		13,386,061
Construction & Engineering — 0.2%
Aegion Corporation	28,799	590,379
Ameresco, Inc. - Class A	8,416	88,031
Great Lakes Dredge & Dock Company	65,341	530,569
Layne Christensen Company	31,127	601,996
MasTec, Inc.	32,849	1,050,183
		2,861,158
Electrical Equipment — 1.5%
Advanced Battery Technologies, Inc.	596,378	122,258
Altair Nanotechnologies, Inc.	72,700	338,055
Capstone Turbine Corporation	685,947	871,153
China BAK Battery, Inc.	147,694	305,727
China Ming Yang Wind Power Group Ltd. - ADR	243,703	604,383
Coleman Cable, Inc.	14,420	354,732
Digital Power Corporation	712	491
ECOtality, Inc.	270,888	14,086
Encore Wire Corporation	21,055	1,042,854
FuelCell Energy, Inc.	167,557	224,526
Generac Holdings, Inc.	3,246	160,190
General Cable Corporation	14,694	483,873
GrafTech International Ltd.	273,599	2,435,031
Highpower International, Inc.	4,308	12,235
Hydrogenics Corporation	35,048	427,936
Jinpan International Ltd.	8,432	51,604
New Energy Systems Group	9,385	1,314
Ocean Power Technologies, Inc.	134,107	315,151
Plug Power, Inc.	855,346	496,101
Power Solutions International, Inc.	15,230	887,300
PowerSecure International, Inc.	91,162	1,648,209
Real Goods Solar, Inc. - Class A	1,582,086	5,299,988
Regal-Beloit Corporation	11,033	809,050
Revolution Lighting Technologies, Inc.	1,689,397	5,051,297
SolarCity Corporation	18,438	982,377
Trina Solar Ltd. - ADR	19,120	280,490
Ultralife Corporation	3,008	11,731
Yingli Green Energy Holding Company Ltd. - ADR	51,078	306,468
		23,538,610

32

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Industrials — 7.4% (Continued)
Industrial Conglomerates — 0.0% (a)
Raven Industries, Inc.	20,477	$683,113

Machinery — 1.9%
American Railcar Industries, Inc.	49,874	2,042,839
Art's-Way Manufacturing Company, Inc.	1,130	6,317
Astec Industries, Inc.	5,440	183,926
Barnes Group, Inc.	640	22,746
Briggs & Stratton Corporation	85,761	1,572,857
China Valves Technology, Inc.	253,770	314,675
CLARCOR, Inc.	32,919	1,925,103
Cleantech Solutions International, Inc.	85,593	492,160
Douglas Dynamics, Inc.	30,817	467,494
EnPro Industries, Inc.	18,984	1,132,775
ESCO Technologies, Inc.	14,285	515,403
ExOne Company (The)	57,449	2,948,857
FreightCar America, Inc.	66,605	1,481,295
Gorman-Rupp Company (The)	188	7,659
Greenbrier Companies, Inc. (The)	66,713	1,770,563
Highway Holdings Ltd.	370	903
Lindsay Corporation	67,485	5,129,535
Navistar International Corporation	119,341	4,315,371
PMFG, Inc.	9,803	76,855
RBC Bearings, Inc.	11,558	795,075
SmartHeat, Inc.	3,811	1,334
Tecumseh Products Company - Class A	329	2,566
Terex Corporation	5,592	195,440
Twin Disc, Inc.	14,889	385,178
voxeljet AG - ADR	3,960	134,957
Wabash National Corporation	64,579	752,991
Westport Innovations, Inc.	109,680	2,569,802
Xerium Technologies, Inc.	4,236	50,790
		29,295,466
Marine — 0.5%
Diana Containerships, Inc.	118,879	492,159
Eagle Bulk Shipping, Inc.	361,537	2,010,146
Excel Maritime Carriers Ltd.	29,770	7,148
FreeSeas, Inc.	49,108	18,170
Genco Shipping & Trading Ltd.	1,388,395	3,707,015
Navios Maritime Partners, L.P.	51,846	810,353
Seanergy Maritime Holdings Corporation	2,089	2,569
Seaspan Corporation	1,721	38,430
		7,085,990

33

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Industrials — 7.4% (Continued)
Professional Services — 0.5%
Acacia Research Corporation	139,916	$2,111,332
Advisory Board Company (The)	15,336	1,052,049
CBIZ, Inc.	280,819	2,291,483
Corporate Resource Services, Inc.	14,263	50,919
FTI Consulting, Inc.	11,935	484,322
Hudson Global, Inc.	2,147	6,978
Kelly Services, Inc. - Class A	10,110	210,895
Lightbridge Corporation	123,341	192,412
Mistras Group, Inc.	27,247	500,255
Odyssey Marine Exploration, Inc.	728,101	1,579,979
Spherix, Inc.	9,589	67,315
		8,547,939
Road & Rail — 0.3%
Knight Transportation, Inc.	46,142	783,030
P.A.M. Transportation Services, Inc.	1,877	32,660
Student Transportation, Inc.	64,204	405,127
YRC Worldwide, Inc. - ADR	339,678	3,220,147
		4,440,964
Trading Companies & Distributors — 0.4%
Armco Metals Holdings, Inc.	142,384	65,497
General Finance Corporation	92	534
Houston Wire & Cable Company	7,560	104,857
Kaman Corporation	2,964	110,202
Rush Enterprises, Inc. - Class A	52,015	1,488,669
Titan Machinery, Inc.	174,903	3,085,289
Watsco, Inc.	12,769	1,216,758
		6,071,806
Transportation Infrastructure — 0.0% (a)
Sino-Global Shipping America Ltd.	8,240	14,997

Information Technology — 12.1%
Communications Equipment — 1.1%
Ambient Corporation	2,690	5,407
Aruba Networks, Inc.	66,833	1,253,787
Blackberry Ltd.	51,874	410,323
DragonWave, Inc.	256,168	368,882
EMCORE Corporation	140,130	746,893
Gilat Satellite Networks Ltd.	4,682	24,159
InterDigital, Inc.	30,022	1,163,353
Loral Space & Communications, Inc.	5,147	367,341
NETGEAR, Inc.	329	9,462
Oclaro, Inc.	68,397	139,530
ParkerVision, Inc.	1,247,126	3,417,125

34

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Information Technology — 12.1% (Continued)
Communications Equipment — 1.1% (Continued)
Procera Networks, Inc.	270,642	$3,829,584
RIT Technologies Ltd.	11,334	27,202
Riverbed Technology, Inc.	296,966	4,401,036
Telestone Technologies Corporation	454,003	108,961
Ubiquiti Networks, Inc.	46,557	1,796,169
Zoom Technologies, Inc.	180,953	59,714
ZST Digital Networks, Inc.	167,237	292,665
		18,421,593
Computers & Peripherals — 1.2%
3D Systems Corporation	25,044	1,558,739
Avid Technology, Inc.	83,075	618,909
Diebold, Inc.	85,078	2,548,937
Fusion-io, Inc.	704,600	7,574,450
Hauppauge Digital, Inc.	65,576	23,148
Imation Corporation	15,539	72,256
Logitech International, S.A.	255,343	2,627,479
OCZ Technology Group, Inc.	2,403,147	2,667,493
SMART Technologies, Inc. - Class A	79,415	211,244
Synaptics, Inc.	3,234	150,381
USA Technologies, Inc.	252,642	482,546
Violin Memory, Inc.	8,986	59,757
		18,595,339
Electronic Equipment, Instruments & Components — 1.1%
Audience, Inc.	7,404	84,554
ClearSign Combustion Corporation	67,738	510,744
Cognex Corporation	35,283	1,102,594
Coherent, Inc.	2,154	142,573
Digital Ally, Inc.	42,784	388,479
Document Security Systems, Inc.	467,367	542,146
DTS, Inc.	73,555	1,471,100
Electro Scientific Industries, Inc.	13,952	167,145
InvenSense, Inc.	75,336	1,272,425
IPG Photonics Corporation	5,645	374,094
Itron, Inc.	19,609	836,716
KEMET Corporation	3,765	21,348
Magal Security Systems Ltd.	824	2,727
Mercury Systems, Inc.	42,485	391,712
Microvision, Inc.	297,259	475,614
MTS Systems Corporation	7,792	508,973
National Instruments Corporation	12,332	358,245
Neonode, Inc.	361,645	1,956,499
Parametric Sound Corporation	91,712	1,374,763
RealD, Inc.	194,126	1,343,352

35

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Information Technology — 12.1% (Continued)
Electronic Equipment, Instruments & Components — 1.1% (Continued)
Research Frontiers, Inc.	43,794	$211,087
Rofin-Sinar Technologies, Inc.	674	17,692
Speed Commerce, Inc.	29,898	109,726
Superconductor Technologies, Inc. - ADR	68,381	123,086
Taitron Components, Inc. - Class A	115	119
Uni-Pixel, Inc.	191,053	3,142,822
		16,930,335
Internet Software & Services — 1.6%
21Vianet Group, Inc. - ADR	3,492	62,856
Angie's List, Inc.	131,197	1,848,566
Bankrate, Inc.	5,459	91,930
Bazaarvoice, Inc.	151,571	1,421,736
Blucora, Inc.	41,430	978,991
Carbonite, Inc.	29,695	393,162
ChinaCache International Holdings Ltd. - ADR	75,448	515,310
Constant Contact, Inc.	10,507	272,236
Dice Holdings, Inc.	91,911	678,303
Digital River, Inc.	3,534	63,047
E2open, Inc.	18,592	418,320
Gogo, Inc.	52,542	979,383
Innodata, Inc.	3,176	7,622
Internap Network Services Corporation	28,096	204,258
Ku6 Media Company Ltd. - ADR	59,621	144,879
Liquidity Services, Inc.	142,415	3,718,456
LiveDeal, Inc.	14,553	43,368
Local Corporation	237,218	469,692
Marin Software, Inc.	40,614	470,716
MeetMe, Inc.	632,119	1,384,341
Millennial Media, Inc.	33,532	235,730
Monster Worldwide, Inc.	161,618	698,190
OpenTable, Inc.	6,847	475,730
Phoenix New Media Ltd. - ADR	44,025	395,345
Piksel, Inc. - Series A-2 (b)	346,880	—
Points International Ltd.	5,081	108,022
Professional Diversity Network, Inc.	90	446
QuinStreet, Inc.	7,772	69,093
Rediff.com India Ltd. - ADR	57,611	135,962
Renren, Inc. - ADR	26,178	86,649
Responsys, Inc.	10,354	169,184
SciQuest, Inc.	89,347	1,951,338
Sify Technologies Ltd. - ADR	4,877	9,510
Sohu.com, Inc.	3,178	212,799

36

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Information Technology — 12.1% (Continued)
Internet Software & Services — 1.6% (Continued)
SouFun Holdings Ltd. - ADR	8,775	$467,093
StarTek, Inc.	3,124	19,556
Trulia, Inc.	5,889	235,383
ValueClick, Inc.	58,740	1,128,395
Velti plc	1,142,534	308,141
Vistaprint N.V.	59,162	3,197,706
Vocus, Inc.	142,098	1,229,148
Web.com Group, Inc.	3,412	91,953
YY, Inc. - ADR	14,957	735,436
Zillow, Inc.	2,539	202,181
		26,330,162
IT Services — 1.5%
Acorn Energy, Inc.	183,727	690,814
Bitauto Holdings Ltd. - ADR	29,385	720,226
Blackhawk Network Holdings, Inc.	46,966	1,073,643
Booz Allen Hamilton Holding Corporation	1,323	26,195
CACI International, Inc.	34,493	2,482,806
Cass Information Systems, Inc.	6,844	392,367
CGI Group, Inc. - Class A	12,201	409,466
China Information Technology, Inc.	71,589	327,162
CIBER, Inc.	356,839	1,159,727
Convergys Corporation	8,118	160,249
Forrester Research, Inc.	7,431	288,397
Heartland Payment Systems, Inc.	60,324	2,440,106
Helios and Matheson Analytics, Inc.	1,378	7,496
Higher One Holdings, Inc.	404,170	3,213,151
JetPay Corporation	607	1,542
Lionbridge Technologies, Inc.	13,725	59,841
ManTech International Corporation - Class A	60,651	1,694,589
QIWI plc - ADR	6,233	252,312
Unisys Corporation	63,212	1,665,636
VeriFone Systems, Inc.	281,981	6,389,689
WEX, Inc.	3,560	332,326
WPCS International, Inc.	3,572	7,144
		23,794,884
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc.	7,048	147,162
Advanced Micro Devices, Inc.	392,355	1,310,466
Applied Micro Circuits Corporation	282,693	3,296,200
Cabot Microelectronics Corporation	22,954	938,589
Camtek Ltd.	6,647	12,164
China Sunergy Company Ltd. - ADR	274,308	2,024,393
CVD Equipment Corporation	55,529	621,925

37

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Information Technology — 12.1% (Continued)
Semiconductors & Semiconductor Equipment — 2.9% (Continued)
Cypress Semiconductor Corporation	416,039	$3,860,842
Daqo New Energy Corporation - ADR	14,216	443,966
DayStar Technologies, Inc.	11,915	2,979
EZchip Semiconductor Ltd.	11,225	290,728
GT Advanced Technologies, Inc.	159,393	1,195,447
Hanwha SolarOne Company Ltd. - ADR	102,091	443,075
Himax Technologies, Inc. - ADR	106,497	1,031,956
JA Solar Holdings Company Ltd. - ADR	19,974	192,549
JinkoSolar Holding Company Ltd. - ADR	23,431	527,666
Kopin Corporation	25,303	92,862
LDK Solar Company Ltd. - ADR	690,532	932,218
Mindspeed Technologies, Inc.	191,108	552,302
MKS Instruments, Inc.	44,318	1,313,586
MoSys, Inc.	25,786	113,458
Nanometrics, Inc.	42,903	797,138
OmniVision Technologies, Inc.	9,104	127,547
Photronics, Inc.	316,578	2,659,255
Pixelworks, Inc.	90,151	408,384
QuickLogic Corporation	232,617	895,575
Rambus, Inc.	34,065	297,728
ReneSola Ltd. - ADR	61,889	269,217
Rubicon Technology, Inc.	430,786	3,704,760
Rudolph Technologies, Inc.	194,052	2,056,951
Spansion, Inc.	64,294	769,599
STR Holdings, Inc.	17,422	34,670
SunEdison, Inc.	708,904	6,592,807
SunPower Corporation	89,850	2,712,572
Suntech Power Holdings Company Ltd. - ADR	169,397	233,768
Tessera Technologies, Inc.	109,398	2,080,750
Tower Semiconductor Ltd.	12,131	58,229
Transwitch Corporation	10,326	2,117
Ultratech, Inc.	107,015	2,545,887
		45,591,487
Software — 2.7%
ACI Worldwide, Inc.	18,505	1,019,996
Advent Software, Inc.	12,103	406,056
Allot Communications Ltd.	14,575	196,471
American Software, Inc. - Class A	5,435	47,556
AsiaInfo-Linkage, Inc.	30,023	348,267
Blackbaud, Inc.	348	12,528
BluePhoenix Solutions Ltd.	1,006	4,326
Bottomline Technologies, Inc.	43,191	1,357,061

38

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Information Technology — 12.1% (Continued)
Software — 2.7% (Continued)
BroadSoft, Inc.	16,788	$549,303
Changyou.com Ltd. - ADR	7,743	214,946
Cyan, Inc.	5,161	24,308
Ebix, Inc.	600,495	6,833,633
Fleetmatics Group plc	3,163	100,425
Fortinet, Inc.	224,215	4,508,964
Future Healthcare of America	50,776	8,632
Glu Mobile, Inc.	1,578,708	5,367,607
Infoblox, Inc.	6,863	305,060
Jive Software, Inc.	72,932	794,230
Magic Software Enterprises Ltd.	84,115	519,831
Majesco Entertainment Company	259,328	157,308
Mitek Systems, Inc.	377,211	1,995,446
NQ Mobile, Inc. - ADR	49,795	717,048
Progress Software Corporation	40,325	1,046,837
PTC, Inc.	2,635	73,042
RealPage, Inc.	10,465	256,707
Rovi Corporation	9,413	157,762
Shanda Games Ltd. - ADR	25,619	113,236
Sky-mobi Ltd. - ADR	85,190	322,870
Tangoe, Inc.	34,965	667,832
Top Image Systems Ltd.	14,796	59,332
Trunkbow International Holdings Ltd.	1,755	1,895
Tyler Technologies, Inc.	4,457	431,037
VirnetX Holding Corporation	325,664	7,079,935
Voltari Corporation	77,047	365,973
Vringo, Inc.	1,644,898	4,638,612
Wave Systems Corporation - Class A	227,745	309,733
Zynga, Inc. - Class A	401,137	1,440,082
		42,453,887
Materials — 4.1%
Chemicals — 1.1%
Advanced Emissions Solutions, Inc.	1,473	55,635
American Vanguard Corporation	6,487	169,311
China Gengsheng Minerals, Inc.	71,852	17,273
China Green Agriculture, Inc.	129,983	512,133
Clean Diesel Technologies, Inc.	149,298	207,524
Cytec Industries, Inc.	52,124	4,330,983
Flotek Industries, Inc.	90,656	1,938,225
Gulf Resources, Inc.	291,862	653,771
Hawkins, Inc.	244	8,787
Intrepid Potash, Inc.	296,405	4,401,614
Kronos Worldwide, Inc.	36,776	570,396

39

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Materials — 4.1% (Continued)
Chemicals — 1.1% (Continued)
OM Group, Inc.	3,103	$105,502
PolyOne Corporation	88,974	2,695,912
Sensient Technologies Corporation	2,105	109,734
Tredegar Corporation	24,456	714,604
Valhi, Inc.	1,302	23,918
Zoltek Companies, Inc.	68,897	1,150,580
		17,665,902
Construction Materials — 0.0% (a)
Texas Industries, Inc.	6,786	364,408
US Concrete, Inc.	3,320	72,542
		436,950
Metals & Mining — 2.6%
A.M. Castle & Company	69,475	994,187
AK Steel Holding Corporation	1,285,635	5,656,794
Allied Nevada Gold Corporation	996,525	4,065,822
AMCOL International Corporation	56,938	1,826,571
Atlatsa Resources Corporation	186,712	77,803
Avalon Rare Metals, Inc.	251,247	203,510
Avino Silver & Gold Mines Ltd.	111	128
China Gerui Advanced Materials Group Ltd.	6,011	8,716
China Natural Resources, Inc.	4,498	19,701
China Precision Steel, Inc.	31,377	38,908
China Shen Zhou Mining & Resources, Inc.	123,871	9,897
Coeur Mining, Inc.	9,116	111,306
Compass Minerals International, Inc.	3,982	296,540
Comstock Mining, Inc.	29,554	51,424
General Steel Holdings, Inc.	116,261	103,868
Gold Reserve, Inc.	6,207	21,452
Gold Resource Corporation	1,039	5,392
Golden Minerals Company	45,566	35,086
Golden Star Resources Ltd.	597,268	288,480
Great Northern Iron Ore Properties	5,127	362,223
Hecla Mining Company	140,694	438,965
Horsehead Holding Corporation	176,008	2,553,876
Jaguar Mining, Inc.	680,115	119,700
Kaiser Aluminum Corporation	4,486	302,581
Mesabi Trust	15,544	357,201
Midway Gold Corporation	82,304	77,366
Molycorp, Inc.	849,192	4,305,403
North American Palladium Ltd.	447,498	393,798
Olympic Steel, Inc.	9,146	250,326
Polymet Mining Corporation	247,997	189,718
Prospect Global Resources, Inc.	23,828	53,613

40

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Materials — 4.1% (Continued)
Metals & Mining — 2.6% (Continued)
Revett Minerals, Inc.	1,200	$778
Royal Gold, Inc.	13,956	670,446
RTI International Metals, Inc.	25,353	859,467
Schnitzer Steel Industries, Inc. - Class A	41,333	1,200,310
Seabridge Gold, Inc.	43,185	408,098
Silver Bull Resources, Inc.	153,453	54,476
SinoCoking Coal and Coke Chemical Industries, Inc.	133,689	168,448
Stillwater Mining Company	126,651	1,381,762
Tahoe Resources, Inc.	13,763	263,562
Tanzanian Royalty Exploration Corporation	239,499	567,613
Thompson Creek Metals Company, Inc.	504,810	1,620,440
Turquoise Hill Resource Ltd.	243,020	1,171,356
United States Antimony Corporation	72,799	115,022
United States Steel Corporation	49,275	1,226,455
Universal Stainless & Alloy Products, Inc.	6,711	216,900
Walter Energy, Inc.	480,408	7,633,683
Western Copper and Gold Corporation	3,015	2,225
		40,781,396
Paper & Forest Products — 0.4%
Domtar Corporation	51,122	4,330,545
Mercer International, Inc.	17,128	137,024
Orient Paper, Inc.	172,604	372,825
Resolute Forest Products, Inc.	110,667	1,769,565
Wausau Paper Corporation	11,114	130,034
		6,739,993
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.5%
8x8, Inc.	53,472	612,789
Consolidated Communications Holdings, Inc.	5,927	110,420
Elephant Talk Communications Corporation	442,776	270,093
Fairpoint Communications, Inc.	110,975	1,036,507
Globalstar, Inc.	29,902	41,564
Hawaiian Telcom Holdco, Inc.	6,380	169,580
Iridium Communications, Inc.	133,120	802,714
magicJack VocalTec Ltd.	375,909	4,240,254
NTS, Inc.	1,982	3,865
Otelco, Inc. - Class A	608	4,955
Radcom Ltd.	56,983	253,574
Towerstream Corporation	219,386	526,526
		8,072,841
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc.	59,869	405,912
Leap Wireless International, Inc.	269,710	4,342,331

41

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 63.5% (Continued)	Shares	Value
Telecommunication Services — 0.9%(Continued)
Wireless Telecommunication Services — 0.4% (Continued)
NII Holdings, Inc.	196,822	$677,068
NTELOS Holdings Corporation	24,187	460,521
USA Mobility, Inc.	27,496	410,240
		6,296,072
Utilities — 1.2%
Electric Utilities — 0.3%
Empire District Electric Company (The)	38,584	867,754
IDACORP, Inc.	806	41,590
MGE Energy, Inc.	208	11,712
NRG Yield, Inc. - Class A	8,721	308,898
Otter Tail Corporation	74,497	2,222,246
Portland General Electric Company	28,675	822,972
		4,275,172
Gas Utilities — 0.4%
AmeriGas Partners, L.P.	5,264	237,248
Atmos Energy Corporation	6,999	309,846
China Natural Gas, Inc.	185,129	101,821
Ferrellgas Partners, L.P.	104,694	2,393,305
Laclede Group, Inc. (The)	6,042	284,397
Northwest Natural Gas Company	42,436	1,842,995
Piedmont Natural Gas Company, Inc.	22,006	751,285
RGC Resources, Inc.	48	893
South Jersey Industries, Inc.	13,132	782,011
		6,703,801
Independent Power Producers & Energy Traders — 0.3%
American DG Energy, Inc.	30,879	46,627
Atlantic Power Corporation	552,863	2,482,355
Dynegy, Inc.	16,091	312,648
Ormat Technologies, Inc.	60,538	1,578,226
U.S. Geothermal, Inc.	240,378	105,766
		4,525,622
Multi-Utilities — 0.2%
Just Energy Group, Inc.	435,158	3,093,973
NorthWestern Corporation	15,516	711,254
		3,805,227
Water Utilities — 0.0% (a)
Consolidated Water Company Ltd.	15,295	230,037

Total Common Stocks (Proceeds $1,169,109,110)		$1,004,606,619

42

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

PREFERRED STOCKS — 0.0% (a)	Shares	Value
Cabco Trust for J. C. Penney, 7.625% (Proceeds $93,092)	4,878	$80,633

OTHER INVESTMENTS — 14.3%	Shares	Value
iPath S&P 500 VIX Mid-Term Futures ETN	394,700	$7,128,282
iPath S&P 500 VIX Short-Term Futures ETN	2,221,946	28,729,762
SPDR S&P 500 ETF Trust	180,100	31,648,973
Vanguard S&P 500 ETF	992,480	159,670,182
Total Other Investments (Proceeds $224,736,410)		$227,177,199

WARRANTS — 0.0% (a)	Shares	Value
American International Group, Inc.	854	$18,216
Magnum Hunter Resources Corporation (b)	15,689	—
Total Warrants (Proceeds $14,295)		$18,216

Total Securities Sold Short — 77.8% (Proceeds $1,393,952,907)		$1,231,882,667

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.

(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is ($1,973) at October 31, 2013, representing (0.0%)(a) of net assets (Note 2).

See accompanying notes to financial statements.

43

TFS MARKET NEUTRAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2013

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Crude Oil Future 11/20/2013	11/15/2013	$106.00	1	$30	$290
iShares MSCI Emerging Market	11/16/2013	45.00	50	300	573
iShares MSCI Emerging Market	11/16/2013	45.50	325	975	1,776
SPDR S&P 500 ETF Trust	11/16/2013	179.00	100	3,500	3,046
SPDR S&P 500 ETF Trust	11/16/2013	180.00	175	3,325	3,756
SPDR S&P 500 ETF Trust	11/16/2013	181.00	100	900	1,247
				9,030	10,688
Put Option Contracts
Crude Oil Future 11/20/2013	11/15/2013	92.50	1	430	320
iShares MSCI Emerging Market	11/16/2013	40.00	250	2,500	2,629
iShares MSCI Emerging Market	11/16/2013	40.50	125	1,625	1,725
SPDR S&P 500 ETF Trust	11/16/2013	165.00	150	1,800	4,720
SPDR S&P 500 ETF Trust	11/16/2013	166.00	75	1,125	2,810
SPDR S&P 500 ETF Trust	11/16/2013	167.00	150	2,550	6,669
				10,030	18,873

Total Written Option Contracts				$19,060	$29,561

See accompanying notes to financial statements.

44

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS*
October 31, 2013

COMMON STOCKS — 98.2%	Shares	Value
Consumer Discretionary — 15.1%
Federal-Mogul Corporation (a)	19,290	$395,252
Marcus Corporation	16,439	236,064
MDC Partners, Inc.	9,564	294,858
Tower International, Inc. (a)	13,146	278,958
Winnebago Industries, Inc. (a)	12,480	370,157
Other Consumer Discretionary (b)		10,653,198
		12,228,487
Consumer Staples — 3.8%
Coca-Cola Bottling Company Consolidated	3,826	242,262
Pantry, Inc. (The) (a)	18,699	250,380
Other Consumer Staples (b)		2,561,917
		3,054,559
Energy — 7.7%
Gastar Exploration Ltd. (a)	64,311	277,824
Hercules Offshore, Inc. (a)	44,056	299,581
Penn Virginia Corporation (a)	30,928	263,197
Stone Energy Corporation (a)	6,803	237,153
Triangle Petroleum Corporation (a)	39,884	421,574
Other Energy (b)		4,746,933
		6,246,262
Financials — 16.9%
AMERISAFE, Inc.	6,704	258,104
FBR & Company (a)	10,497	278,171
Navigators Group, Inc. (The) (a)	4,452	250,380
Selective Insurance Group, Inc.	10,091	265,091
Sterling Bancorp	16,555	244,186
Other Financials (b)		12,387,603
		13,683,535
Health Care — 14.7%
AMN Healthcare Services, Inc. (a)	21,443	265,893
AngioDynamics, Inc. (a)	19,200	301,824
Cambrex Corporation (a)	14,344	241,266
Hi-Tech Pharmacal Company, Inc.	7,830	337,395
Lannett Company, Inc. (a)	11,790	278,362
LifePoint Hospitals, Inc. (a)	7,351	379,606
Magellan Health Services, Inc. (a)	6,165	361,886
Omnicell, Inc. (a)	14,241	328,540
Prothena Corporation plc (a)	10,092	242,612
Sagent Pharmaceuticals, Inc. (a)	14,417	312,705
VCA Antech, Inc. (a)	12,565	357,474
Other Health Care (b)		8,476,512
		11,884,075

45

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 98.2% (Continued)	Shares	Value
Industrials — 15.2%
ARC Document Solutions, Inc. (a)	38,210	$238,430
Dycom Industries, Inc. (a)	12,111	359,091
EMCOR Group, Inc.	9,390	347,993
Furmanite Corporation (a)	22,433	252,371
Mueller Water Products, Inc. - Class A	44,619	382,385
Patrick Industries, Inc. (a)	8,332	260,625
Powell Industries, Inc. (a)	4,217	264,954
US Ecology, Inc.	6,675	237,296
Other Industrials (b)		9,984,606
		12,327,751
Information Technology — 18.0%
iGATE Corporation (a)	14,214	452,574
Insight Enterprises, Inc. (a)	12,111	255,179
Intersil Corporation - Class A	34,027	379,741
Lender Processing Services, Inc.	10,914	376,751
MoneyGram International, Inc. (a)	12,649	267,020
PDF Solutions, Inc. (a)	12,910	296,543
Perficient, Inc. (a)	13,420	242,768
QLogic Corporation (a)	19,259	237,849
ScanSource, Inc. (a)	9,121	350,794
ShoreTel, Inc. (a)	57,519	457,276
Verint Systems, Inc. (a)	10,017	365,821
Other Information Technology (b)		10,904,776
		14,587,092
Materials — 4.3%
H.B. Fuller Company	7,693	368,264
Neenah Paper, Inc.	6,966	286,581
P.H. Glatfelter Company	12,152	318,383
Other Materials (b)		2,497,958
		3,471,186
Telecommunication Services — 1.0%
Other Telecommunication Services (b)		838,382

Utilities — 1.5%
Other Utilities (b)		1,214,901

Total Common Stocks (Cost $73,085,808)		$79,536,230

OTHER INVESTMENTS — 0.2%	Shares	Value
Other Investments (Cost $169,210)(b)		$162,471

46

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 1.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $876,642)	876,642	$876,642

Total Investments at Value — 99.5% (Cost $74,131,660)		$80,575,343

Other Assets in Excess of Liabilities — 0.5%		413,908

Net Assets — 100.0%		$80,989,251

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.

(b)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2013.

(c)	The rate shown is the 7-day effective yield as of October 31, 2013.

See accompanying notes to financial statements.

47

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
October 31, 2013

U.S. TREASURY OBLIGATIONS (a) — 22.2%	Par Value	Value
U.S. Treasury Bills,
0.020%, due 02/20/2014	$3,750,000	$3,749,453
0.006%, due 03/06/2014	5,250,000	5,248,997
0.086%, due 03/20/2014	3,150,000	3,149,332
0.050%, due 04/03/2014	3,000,000	2,999,268
Total U.S. Treasury Obligations (Cost $15,147,976)		$15,147,050

MONEY MARKET FUNDS — 64.1%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03% (b)	7,924,657	$7,924,657
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (b)	17,426,623	17,426,623
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.06% (b)	8,426,250	8,426,250
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.06% (b)	772,690	772,690
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	770,967	770,967
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	8,419,351	8,419,351
Total Money Market Funds (Cost $43,740,538)		$43,740,538

Total Investments at Value — 86.3% (Cost $58,888,514)		$58,887,588

Other Assets in Excess of Liabilities — 13.7%		9,362,000	(c)

Net Assets — 100.0%		$68,249,588

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of October 31, 2013.

(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

48

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
October 31, 2013

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	12/03/2013	2	$61,200	$(550)
Butter Cash Future	02/04/2014	5	149,500	1,991
Class III Milk Future	12/03/2013	8	300,800	14,498
Cocoa Future	12/13/2013	36	963,720	(753)
Ethanol Future	12/04/2013	41	1,968,984	(34,707)
Frozen Concentrate Orange Juice Future	01/10/2014	56	1,028,160	9,972
Hard Red Winter Wheat Future	12/13/2013	121	4,480,025	(62,461)
NY Harbor ULSD Future	11/29/2013	5	620,865	9,077
Oats Future	12/13/2013	136	2,245,700	49,861
Palladium Future	12/27/2013	2	147,600	(2,680)
Platinum Future	01/29/2014	5	362,600	(6,857)
Rough Rice Future	01/14/2014	20	604,200	(16,474)
Soybean Future	01/14/2014	13	823,063	(13,797)
Soybean Meal Future	12/13/2013	135	5,448,600	(122,372)
Sugar No. 11 Future	02/28/2014	108	2,215,987	(17,009)

Total Futures Contracts			$21,421,004	$(192,261)

See accompanying notes to financial statements.

49

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2013

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	12/31/2013	1	$29,800	$(653)
Butter Cash Future	03/04/2014	1	30,000	(1,328)
Class III Milk Future	12/31/2013	15	550,500	(8,461)
Coffee Future	12/18/2013	9	355,725	5,112
Copper Future	12/27/2013	8	659,500	(3,981)
Corn Future	12/13/2013	52	1,113,450	48,636
Cotton No. 2 Future	12/06/2013	19	733,210	43,570
Crude Oil Future	11/20/2013	1	96,300	3,488
Feeder Cattle Future	11/21/2013	7	575,312	11,481
Feeder Cattle Future	01/30/2014	10	821,000	12,522
Gasoline Future	11/29/2013	1	108,658	103
Gold Future	12/27/2013	3	397,440	(547)
Lean Hogs Future	12/13/2013	36	1,283,760	14,291
Live Cattle Future	12/31/2013	17	904,230	(3,467)
Lumber Future	01/15/2014	58	2,363,790	(96,388)
Natural Gas Future	11/26/2013	52	1,864,200	121,199
Natural Gas Future	12/27/2013	9	329,760	25,069
Red Spring Wheat Future	12/13/2013	45	1,643,063	14,792
Silver Future	12/27/2013	4	438,700	(4,384)
Soybean Oil Future	12/13/2013	173	4,290,054	(14,582)
Wheat Future	12/13/2013	88	2,937,000	46,189
Total Commodity Futures			21,525,452	212,661

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/19/2013	195	2,835,300	266,940
CBOE Volatility Index (VIX) Future	12/17/2013	211	3,285,270	213,637
E-Mini S&P 500 Future	12/20/2013	318	27,896,550	(653,339)
Total Financial Futures			34,017,120	(172,762)

Total Futures Contracts Sold Short			$55,542,572	$39,899

See accompanying notes to financial statements.

50

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2013

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$1,377,003,833	$74,131,660	$58,888,514
At value (Note 2)	$1,559,511,650	$80,575,343	$58,887,588
Cash	55	—	1,330,000
Deposits with brokers for short positions (Note 2)	1,273,919,986	—	—
Margin deposits for futures contracts (Notes 2 and 5)	—	—	8,351,718
Variation margin receivable (Notes 2 and 5)	—	—	705,414
Unrealized appreciation on forward currency exchange contracts (Notes 2 and 5)	—	—	107,151
Dividends and interest receivable	603,981	16,862	1,597
Receivable for investment securities sold	236,589,148	10,012,586	—
Receivable for capital shares sold	1,259,767	160,670	53,073
Other assets	42,989	12,267	13,568
TOTAL ASSETS	3,071,927,576	90,777,728	69,450,109

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $1,393,952,907)	1,231,882,667	—	—
Written options, at value (Notes 2 and 5) (proceeds $29,561)	19,060	—	—
Variation margin payable (Notes 2 and 5)	—	—	875,778
Unrealized depreciation on forward currency exchange contracts (Notes 2 and 5)	—	—	12,817
Dividends payable on securities sold short (Note 2)	290,646	—	—
Payable for investment securities purchased	242,761,692	9,584,687	—
Payable for capital shares redeemed	7,312,793	83,209	181,233
Payable to Adviser (Note 4)	3,048,088	91,740	110,342
Payable to administrator (Note 4)	160,450	12,625	12,425
Accrued brokerage expense on securities sold short (Note 2)	3,561,237	—	—
Other accrued expenses and liabilities	94,228	16,216	7,926
TOTAL LIABILITIES	1,489,130,861	9,788,477	1,200,521

NET ASSETS	$1,582,796,715	$80,989,251	$68,249,588

Net assets consist of:
Paid-in capital	$1,443,115,523	$59,253,541	$75,902,995
Accumulated net investment income (loss)	1,188,427	(46,834)	(2,045,004)
Accumulated net realized gains (losses) from security transactions and other financial instruments	(206,095,797)	15,338,861	(5,549,449)
Net unrealized appreciation (depreciation) on:
Investments	182,507,817	6,443,683	(926)
Short positions	162,070,240	—	—
Option contracts	10,501	—	—
Futures contracts	—	—	(152,362)
Translation of assets and liabilities in foreign currencies	4	—	94,334
Net assets	$1,582,796,715	$80,989,251	$68,249,588

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	97,753,884	5,101,869	6,870,670

Net asset value, redemption price and offering price per share (a) (Note 2)	$16.19	$15.87	$9.93

*	Consolidated financial statement (Note 1).

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

51

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2013

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$36,092,929	$1,115,475	$57,323
Foreign tax withholding	(88,225)	(426)	—
Interest	1,448	85	19,642
TOTAL INVESTMENT INCOME	36,006,152	1,115,134	76,965

EXPENSES
Brokerage expense on securities sold short (Note 2)	93,344,448	—	—
Investment advisory fees (Note 4)	40,425,505	769,199	2,234,323
Dividend expense on securities sold short (Note 2)	19,397,768	—	—
Administration fees (Note 4)	1,025,165	60,015	84,169
Accounting services fees (Note 4)	606,473	43,955	61,715
Custodian fees	450,217	52,371	30,124
Transfer agent fees (Note 4)	328,110	32,811	38,415
Professional fees	89,198	39,227	51,578
Registration and filing fees	62,540	27,434	55,396
Pricing fees	105,687	17,133	2,038
Trustees’ fees and expenses (Note 4)	28,513	28,513	28,513
Postage and supplies	51,502	6,912	8,353
Compliance service fees and expenses (Note 4)	40,171	11,714	12,594
Printing of shareholder reports	34,959	5,903	7,135
Insurance expense	37,928	2,039	2,057
Borrowing costs (Note 5)	28,635	1,089	—
Other expenses	27,125	12,992	11,996
TOTAL EXPENSES	156,083,944	1,111,307	2,628,406
Investment advisory fee reductions (Note 4)	—	(33,364)	(58,934)
NET EXPENSES	156,083,944	1,077,943	2,569,472
NET INVESTMENT INCOME (LOSS)	(120,077,792)	37,191	(2,492,507)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, OPTION AND FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) from:
Investments	423,147,517	16,812,788	9,291
Securities sold short	(308,876,468)	—	—
Option contracts	860,815	—	—
Futures contracts	—	—	(5,414,738)
Foreign currency transactions	26,798	—	(1,151,993)
Net change in unrealized appreciation (depreciation) on:
Investments	128,317,841	5,193,135	(574)
Securities sold short	(21,298,881)	—	—
Option contracts	10,501	—	—
Futures contracts	—	—	(395,828)
Foreign currency translation	(36,928)	—	94,334
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	222,151,195	22,005,923	(6,859,508)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$102,073,403	$22,043,114	$(9,352,015)

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

52

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2013	Year Ended October 31, 2012
FROM OPERATIONS
Net investment loss	$(120,077,792)	$(116,533,594)
Net realized gains (losses) from:
Investments	423,147,517	214,856,225
Securities sold short	(308,876,468)	(64,020,799)
Option contracts	860,815	—
Foreign currency transactions	26,798	(30,004)
Net change in unrealized appreciation (depreciation) on:
Investments	128,317,841	(25,378,884)
Securities sold short	(21,298,881)	115,098,579
Option contracts	10,501	—
Foreign currency translation	(36,928)	36,951
Net increase in net assets from operations	102,073,403	124,028,474

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	—	(28,690,939)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	480,118,243	532,434,224
Net asset value of shares issued in reinvestment of distributions to shareholders	—	21,400,921
Proceeds from redemption fees collected (Note 2)	170,982	131,452
Payments for shares redeemed	(788,868,625)	(622,266,606)
Net decrease in net assets from capital share transactions	(308,579,400)	(68,300,009)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(206,505,997)	27,037,526

NET ASSETS
Beginning of year	1,789,302,712	1,762,265,186
End of year	$1,582,796,715	$1,789,302,712

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$1,188,427	$(14,140,543)

CAPITAL SHARE ACTIVITY
Shares sold	30,497,892	35,586,827
Shares issued in reinvestment of distributions to shareholders	—	1,500,766
Shares redeemed	(50,204,897)	(41,952,004)
Net decrease in shares outstanding	(19,707,005)	(4,864,411)
Shares outstanding, beginning of year	117,460,889	122,325,300
Shares outstanding, end of year	97,753,884	117,460,889

See accompanying notes to financial statements.

53

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2013	Year Ended October 31, 2012
FROM OPERATIONS
Net investment income (loss)	$37,191	$(13,134)
Net realized gains from investments	16,812,788	8,201,572
Net change in unrealized appreciation (depreciation) on investments	5,193,135	(2,322,308)
Net increase in net assets from operations	22,043,114	5,866,130

FROM DISTRIBUTIONS (Note 2)
Distributions from net investment income	(312,976)	—
Distributions from net realized gains from security transactions	(8,873,127)	(120,141)
Decrease in net assets from distributions	(9,186,103)	(120,141)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	29,460,786	12,605,584
Net asset value of shares issued in reinvestment of distributions to shareholders	7,904,955	95,370
Proceeds from redemption fees collected (Note 2)	7,160	7,846
Payments for shares redeemed	(19,313,493)	(19,655,848)
Net increase (decrease) in net assets from capital share transactions	18,059,408	(6,947,048)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,916,419	(1,201,059)

NET ASSETS
Beginning of year	50,072,832	51,273,891
End of year	$80,989,251	$50,072,832

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(46,834)	$—

CAPITAL SHARE ACTIVITY
Shares sold	2,133,863	973,223
Shares issued in reinvestment of distributions to shareholders	689,884	7,934
Shares redeemed	(1,415,761)	(1,535,278)
Net increase (decrease) in shares outstanding	1,407,986	(554,121)
Shares outstanding, beginning of year	3,693,883	4,248,004
Shares outstanding, end of year	5,101,869	3,693,883

See accompanying notes to financial statements.

54

TFS HEDGED FUTURES FUND
STATEMENTS OF CHANGES IN NET ASSETS*

	Year Ended October 31, 2013	Period Ended October 31, 2012(a)
FROM OPERATIONS
Net investment loss	$(2,492,507)	$(954,603)
Net realized gains (losses) from:
Investments	9,291	670
Futures contracts	(5,414,738)	2,987,877
Foreign currency transactions	(1,151,993)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(574)	(352)
Futures contracts	(395,828)	243,466
Foreign currency translation	94,334	—
Net increase (decrease) in net assets from operations	(9,352,015)	2,277,058

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(2,570,373)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	82,353,356	115,630,089
Net asset value of shares issued in reinvestment of distributions to shareholders	2,091,788	—
Proceeds from redemption fees collected (Note 2)	48,752	5,865
Payments for shares redeemed	(117,862,869)	(4,372,063)
Net increase (decrease) in net assets from capital share transactions	(33,368,973)	111,263,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,291,361)	113,540,949

NET ASSETS
Beginning of period	113,540,949	—
End of period	$68,249,588	$113,540,949

ACCUMULATED NET INVESTMENT LOSS	$(2,045,004)	$(954,603)

CAPITAL SHARE ACTIVITY
Shares sold	7,753,379	10,688,187
Shares issued in reinvestment of distributions to shareholders	192,969	—
Shares redeemed	(11,358,461)	(405,404)
Net increase (decrease) in shares outstanding	(3,412,113)	10,282,783
Shares outstanding, beginning of period	10,282,783	—
Shares outstanding, end of period	6,870,670	10,282,783

*	Consolidated financial statements (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

See accompanying notes to financial statements.

55

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each year:	Year Ended October 31, 2013		Year Ended October 31, 2012		Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009
Net asset value at beginning of year	$15.23		$14.41		$15.80		$14.92		$13.25

Income (loss) from investment operations:
Net investment loss	(1.25)		(0.99)		(0.83)		(0.45)		(0.24)
Net realized and unrealized gains on investments	2.21		2.05		0.93		1.43		2.13
Total from investment operations	0.96		1.06		0.10		0.98		1.89

Less distributions:
Distributions from net realized gains from security transactions	—		(0.24)		(1.49)		(0.10)		(0.25)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.03

Net asset value at end of year	$16.19		$15.23		$14.41		$15.80		$14.92

Total return (b)	6.30%		7.48%		0.43%		6.60%		14.86%

Ratios and supplemental data:
Net assets at end of year (000’s)	$1,582,797		$1,789,303		$1,762,265		$1,142,219		$828,409

Ratio of total expenses to average net assets	8.67%		8.63%		8.10%		4.52%		4.70%

Ratio of net expenses to average net assets	8.67%		8.63%		8.12%	(c)	4.55%	(c)	4.67%	(d)

Ratio of net expenses to average net assets excluding dividend expense (e)	7.59%		7.75%		7.38%	(c)	3.81%	(c)	3.84%	(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	2.41%		2.42%		2.47%	(c)	2.50%	(c)	2.49%	(d)

Ratio of net investment loss to average net assets	(6.67%	)	(6.73%	)	(6.56%	)	(3.16%	)	(2.32%	)

Portfolio turnover rate	552%		607%		751%		703%		429%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Includes recoupment by the Adviser of prior years’ advisory fee reductions and expense reimbursements (Note 4).

(d)	Ratio was determined after advisory fee reductions (Note 4).

(e)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 6.26%, 6.21%, 5.65%, 2.05% and 2.18% of average net assets for the years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

56

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each year:	Year Ended October 31, 2013	Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009
Net asset value at beginning of year	$13.56	$12.07		$11.98	$9.33		$6.80

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.00	)(a)	(0.04)	(0.06)		(0.02)
Net realized and unrealized gains on investments	4.92	1.52		0.87	2.70		2.55
Total from investment operations	4.94	1.52		0.83	2.64		2.53

Less distributions:
Distributions from net investment income	(0.07)	—		—	—		(0.01)
Distributions from net realized gains from security transactions	(2.56)	(0.03)		(0.74)	—		—
Total distributions	(2.63)	(0.03)		(0.74)	—		(0.01)

Proceeds from redemption fees collected (Note 2)	0.00 (a)	0.00	(a)	0.00 (a)	0.01		0.01

Net asset value at end of year	$15.87	$13.56		$12.07	$11.98		$9.33

Total return (b)	44.15%	12.62%		6.68%	28.40%		37.41%

Ratios and supplemental data:
Net assets at end of year (000’s)	$80,989	$50,073		$51,274	$35,784		$16,623

Ratio of total expenses to average net assets	1.80%	1.95%		1.82%	2.31%		5.14%

Ratio of net expenses to average net assets (c)	1.75%	1.75%		1.69%	1.78%		1.88%

Ratio of net expenses to average net assets excluding borrowing costs (c)	1.75%	1.75%		1.68%	1.78%		1.87%

Ratio of net investment income (loss) to average net assets	0.06%	(0.03%	)	(0.31% )	(0.70%	)	(0.63% )

Portfolio turnover rate	601%	557%		525%	657%		320%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

57

TFS HEDGED FUTURES FUND
FINANCIAL HIGHLIGHTS*

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2013		Period Ended October 31, 2012(a)
Net asset value at beginning of period	$11.04		$10.00

Income (loss) from investment operations:
Net investment loss	(0.20)		(0.09)
Net realized and unrealized gains (losses) on investments	(0.68)		1.13
Total from investment operations	(0.88)		1.04

Less distributions:
Distributions from net realized gains from security transactions	(0.23)		—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)

Net asset value at end of period	$9.93		$11.04

Total return (c)	(8.14%	)	10.40%	(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$68,250		$113,541

Ratio of total expenses to average net assets	2.35%		2.51%	(e)

Ratio of net expenses to average net assets (f)	2.30%		2.30%	(e)

Ratio of net investment loss to average net assets	(2.23%	)	(2.19%	)(e)

Portfolio turnover rate	0%	(g)	0%	(g)

*	Consolidated financial statements (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions (Note 4).

(g)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

58

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 2013

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodities futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund. TFS Hedged Futures Fund and the Subsidiary each have a fiscal year end of October 31st for financial statement consolidation purposes and a nonconforming tax year end of December 31st and November 30th, respectively.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which TFS Capital LLC (the “Adviser”) defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, options and futures valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Option contracts are valued at the closing price as quoted on the exchanges on which they are primarily traded. If no closing price is readily available at the time of valuation, the option will be valued at the closing bid price for that day. Futures contracts are generally valued at the last quoted sales price on the applicable valuation date. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time

59

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

are valued at the official settlement price of the primary exchange on which it is traded. Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust (the “Board”) and will be classified as Level 3 within the fair value hierarchy (see below).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments, securities sold short, and option and futures contracts have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, preferred stocks, closed-end funds, exchange-traded funds and notes, warrants, option contracts, futures contracts and money market funds.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks and warrants that trade infrequently or their trading has been temporarily halted and U.S. treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•	Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

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The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of October 31, 2013:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,465,575,606	$—	$—	$1,465,575,606
Preferred Stocks	2,679,032	—	—	2,679,032
Other Investments	73,616,186	—	—	73,616,186
Corporate Bonds	—	2,918	—	2,918
Money Market Funds	17,637,908	—	—	17,637,908
Total	$1,559,508,732	$2,918	$—	$1,559,511,650
Other Financial Instruments:
Common Stocks – Sold Short	$(1,004,604,646)	$(1,973)	$—	$(1,004,606,619)
Preferred Stocks – Sold Short	(80,633)	—	—	(80,633)
Other Investments – Sold Short	(227,177,199)	—	—	(227,177,199)
Warrants – Sold Short	(18,216)	—	—	(18,216)
Written Option Contracts	(19,060)	—	—	(19,060)
Total	$(1,231,899,754)	$(1,973)	$—	$(1,231,901,727)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$79,536,230	$—	$—	$79,536,230
Other Investments	162,471	—	—	162,471
Money Market Funds	876,642	—	—	876,642
Total	$80,575,343	$—	$—	$80,575,343

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$15,147,050	$—	$15,147,050
Money Market Funds	43,740,538	—	—	43,740,538
Total	$43,740,538	$15,147,050	$—	$58,887,588

Other Financial Instruments:
Futures Contracts	$(192,261)	$—	$—	$(192,261)
Futures Contracts – Sold Short	39,899	—	—	39,899
Total	$(152,362)	$—	$—	$(152,362)

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Open Written Option Contracts, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and industry type.

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It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of October 31, 2013, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level. Transfers that occurred between Level 1, Level 2 and Level 3 on October 31, 2013 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

	Investments	Securities Sold Short
Transfers from Level 2 to Level 1	$306,412	$(239,890)
Transfers from Level 3 to Level 1	—	(14,544)

There were no transfers between Level 2 and Level 3 as of October 31, 2013 for TFS Market Neutral Fund. There were no Level 3 securities held in the Funds as of October 31, 2013.

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2012 and October 31, 2013.

Investments
Balance as of October 31, 2012	$1,747
Change in unrealized appreciation (depreciation)	9,697
Sales	(240)
Realized losses	(11,204)
Balance as of October 31, 2013	$—

Securities Sold Short
Balance as of October 31, 2012	$(72,184)
Change in unrealized appreciation (depreciation)	(489,112)
Covers	5,888
Realized gains	540,864
Transfers in and/or out of Level 3	14,544
Balance as of October 31, 2013	$—

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase.

During the years ended October 31, 2013 and October 31, 2012, proceeds from redemption fees totaled $170,982 and $131,452, respectively, for TFS Market Neutral Fund, $7,160 and $7,846, respectively, for TFS Small Cap Fund and $48,752 and $5,865, respectively, for TFS Hedged Futures Fund.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended October 31, 2013 and October 31, 2012 was as follows:

	Periods Ended	Ordinary Income	Long-Term Gains	Total Distributions
TFS Market Neutral Fund	10/31/2013	$—	$—	$—
	10/31/2012	$23,397,213	$5,293,726	$28,690,939
TFS Small Cap Fund	10/31/2013	$8,620,933	$565,170	$9,186,103
	10/31/2012	$322	$119,819	$120,141
TFS Hedged Futures Fund	10/31/2013	$338,325	$2,232,048	$2,570,373
	10/31/2012	$—	$—	$—

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expense on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets.

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and as long as their use is consistent with relevant provisions of the 1940 Act. The Funds may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which a Fund invests. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing call options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. Premiums received from writing put options which are exercised increase the basis of the security purchased. If a closing purchase transaction is used to terminate a Fund’s obligation on an option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the option written.

Futures contracts – TFS Market Neutral Fund and TFS Hedged Futures Fund are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to gain exposure or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable and/or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at exchange rates as of the NYSE close each day.

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.
The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Forward Foreign Currency Exchange Contracts – TFS Market Neutral Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. TFS Hedged Futures Fund may invest in currency forwards for speculative purposes. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, the Funds may purchase or sell currency forward contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in the Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal income tax – The tax year end is October 31st for TFS Market Neutral Fund and TFS Small Cap Fund and December 31st for TFS Hedged Futures Fund. It is each Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of October 31, 2013:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$1,465,958,914	$75,293,537	$58,888,514
Gross unrealized appreciation	$159,602,926	$7,185,747	$404
Gross unrealized depreciation	(66,050,190)	(1,903,941)	(1,330)
Net unrealized appreciation (depreciation) on investments	93,552,736	5,281,806	(926)
Net unrealized appreciation on securities sold short	(9,532,712)	—	—
Net unrealized appreciation on written options	10,351	—	—
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	4	—	—
Undistributed ordinary income	11,048,618	15,431,392	—
Accumulated net investment loss	—	—	(3,110,297)
Undistributed long-term gains	44,602,195	1,022,512	180,107
Other gains (losses)	—	—	(4,722,291)
Accumulated earnings (deficit)	$139,681,192	$21,735,710	$(7,653,407)

As of October 31, 2013, the tax cost of securities sold short and written options is $1,222,349,955 and $29,411, respectively, for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

For the year ended October 31, 2013, TFS Market Neutral Fund reclassified $26,798 of net realized gains from foreign currency transactions against accumulated net investment income, $135,379,964 of net investment loss against accumulated net realized gains from security transactions and $1,395 of accumulated net realized losses against paid-in capital on the Statement of Assets and Liabilities. For the year ended October 31, 2013, TFS Small Cap Fund reclassified $228,951 of accumulated net investment losses against accumulated net realized gains from security transactions on the Statement of Assets and Liabilities. For the tax year ended December 31, 2012, TFS Hedged Futures Fund reclassified $1,402,106 of accumulated net investment losses and $589,817 of accumulated net realized capital losses against paid-in capital on the Statement of Assets and Liabilities. For the year ended October 31, 2013, TFS Hedged Futures Fund reclassified $1,151,993 of net realized losses from foreign currency transactions against accumulated net investment loss on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds’ net assets or net asset value per share.

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax periods (October 31, 2010 through October 31, 2013) of each Fund, as applicable, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the year ended October 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $9,606,233,023 and $10,340,300,404, respectively, for TFS Market Neutral Fund, $373,509,089 and $365,572,155, respectively, for TFS Small Cap Fund and $0 and $0, respectively, for TFS Hedged Futures Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets up to $1.75 billion and 2.15% of such assets above $1.75 billion. TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% and 2.00%, respectively, of its average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of TFS Market Neutral Fund’s average daily net assets, 1.75% of TFS Small Cap Fund’s average daily net assets and 2.30% of TFS Hedged Futures Fund’s average daily net assets. During the year ended October 31, 2013, the Adviser reduced its investment advisory fees by $33,364 with respect to TFS Small Cap Fund and $58,934 with respect to TFS Hedged Futures Fund. There were no fee reductions by the Adviser for TFS Market Neutral Fund.

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 2.50%, 1.75% and 2.30%, respectively, for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. As of October 31, 2013, the Adviser has recouped all previous fee reductions for TFS Market Neutral Fund. As of October 31, 2013, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $200,842 and $151,787, respectively, from TFS Small Cap Fund and TFS Hedged Futures Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2014	October 31, 2015	October 31, 2016
TFS Small Cap Fund	$66,738	$100,740	$33,364
TFS Hedged Futures Fund	$—	$92,853	$58,934

Certain Trustees and officers of the Trust are also officers of the Adviser.

AFFILIATED BROKER-DEALER
During the year ended October 31, 2013, TFS Hedged Futures Fund paid commissions of $157,306 to Interactive Brokers LLC (“IB”). Richard Gates, a principal of the Adviser and a Vice President of the Trust, serves as an independent Director of IB. Based on a factual determination by the Adviser that Mr. Gates does not have a controlling influence over IB’s management or policies, the Adviser does not believe that IB is an affiliate, or an affiliate of an affiliate, of the Trust. Nevertheless, the Adviser and the Trust have determined to subject any transactions between the Funds and IB to the same procedures that would be applicable if such transactions were subject to affiliated broker provisions of Section 17(e) of the 1940 Act and Rule 17e -1 thereunder.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC (“Ultimus”) supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.075% of its average daily net assets up to $500 million, 0.05% of such assets between $500 million and $2 billion, 0.04% of such assets between $2 billion and $3 billion, 0.03% of such assets between $3 billion and $5 billion, and 0.025% of such assets in excess of $5 billion, subject to a minimum monthly fee of $5,000.

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average daily gross assets. TFS Small Cap Fund and TFS Hedged Futures Fund each pay Ultimus a base fee of $2,500 per month plus an asset based fee of 0.01% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund pays a trade fee for trades in excess of 2,000 portfolio trades per month. Each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of its portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays Ultimus a monthly fee for these services at an annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor’s fees are paid by the Adviser.

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $5,000, paid quarterly, a fee of $7,500 for attendance at each in-person meeting of the Board of Trustees, a fee of $2,500 for attendance at each telephonic regular meeting of the Board of Trustees and a fee of $1,500 for attendance at each telephonic special meeting of the Board of Trustees. The Chairman of the Audit Committee receives an additional fee of $1,000 for each Audit Committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Transactions

Transactions in option contracts written by TFS Market Neutral Fund during the year ended October 31, 2013 were as follows:

	Options Contracts	Option Premiums
Options outstanding at beginning of year	—	$—
Options written	9,252	1,243,011
Options cancelled in a closing purchase transaction	(2,700)	(995,498)
Options expired	(3,638)	(106,855)
Options exercised	(1,412)	(111,097)
Options outstanding at end of year	1,502	$29,561

The locations in the Statements of Assets and Liabilities of the derivative positions of TFS Market Neutral Fund and TFS Hedged Futures Fund as of October 31, 2013 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Call options written	Written options, at value
Put options written	Written options, at value
Futures contracts	Variation margin receivable (payable)
Forward foreign currency exchange contracts	Unrealized appreciation (depreciation) on forward currency exchange contracts

The following tables set forth the values of derivative contracts of TFS Market Neutral Fund and TFS Hedged Futures Fund as of October 31, 2013:

TFS Market Neutral Fund
Type of Derivative	Fair Value		Gross Notional Amount Outstanding October 31, 2013
	Asset Derivatives	Liability Derivatives
Call options written	$—	$(9,030)	$(8,193,826)
Put options written	—	(10,030)	(8,193,826)

The average monthly notional amount of call options purchased, put options purchased, call options written and put options written during the year ended October 31, 2013 was $122,164, $389,331, $1,674,903 and $1,713,836, respectively, for TFS Market Neutral Fund.

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund Futures Contracts
	Variation Margin
	Receivable	(Payable)	Total
Asset Derivatives
Futures Contracts
Commodity	$37,728	$(214,467)	$(176,739)
Financial	—	—	—
Total Asset Derivatives	$37,728	$(214,467)	$(176,739)

Liability Derivatives
Futures Contracts
Commodity	187,108	(7,972)	179,136
Financial	480,578	(653,339)	(172,761)
Total Liability Derivatives	667,686	(661,311)	6,375
Total	$705,414	$(875,778)	$(170,364)

TFS Hedged Futures Fund Forward Foreign Currency Exchange Contracts
Settlement Date	To Deliver	To Receive	Initial Value	Market Value	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
11/7/2013	5,000,000 USD	30,350,000 ARS	$5,000,000	$5,086,896	$86,896	$—	$86,896
11/27/2013	1,750,000 USD	10,762,500 ARS	1,750,000	1,756,533	6,533	—	6,533
Total Contracts			$6,750,000	$6,843,429	$93,429	$—	$93,429

Liabilities Derivatives
11/8/2013	1,255,414 GBP	2,000,000 USD	(2,000,000)	(2,012,817)	—	(12,817)	(12,817)
11/8/2013	37,878,000 CZK	2,000,000 USD	(2,000,000)	(1,993,923)	6,077	—	6,077
11/13/2013	58,720,000 TWD	2,000,000 USD	(2,000,000)	(1,992,355)	7,645	—	7,645
Total Contracts			$(6,000,000)	$(5,999,095)	$13,722	$(12,817)	$905
Total			$750,000	$844,334	$107,151	$(12,817)	$94,334

ARS - Argentine Peso
CZK - Czech Koruna
GBP - British Pound Sterling
TWD - Taiwanese Dollar
USD - U.S. Dollar

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund during the year ended October 31, 2013 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Call options purchased	Net realized gains (losses) from option contracts
Net change in unrealized appreciation (depreciation) on option contracts
Put options purchased	Net realized gains (losses) from option contracts
Net change in unrealized appreciation (depreciation) on option contracts
Call options written	Net realized gains (losses) from option contracts
Net change in unrealized appreciation (depreciation) on option contracts
Put options written	Net realized gains (losses) from option contracts
Net change in unrealized appreciation (depreciation) on option contracts
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Forward foreign currency exchange contracts	Net realized gains (losses) from foreign currency transactions
Net change in unrealized appreciation (depreciation) on foreign currency translation

The following is a summary of net realized gains and net change in unrealized appreciation (depreciation) on derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund recognized in the Statements of Operations during the year ended October 31, 2013:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
TFS Market Neutral Fund
Call options purchased	$389,384	$—
Put options purchased	—	—
Call options written	15,517	1,658
Put options written	455,914	8,843
Total	$860,815	$10,501

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NOTES TO FINANCIAL STATEMENTS (Continued)

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
TFS Hedged Futures Fund
Futures contracts
Commodity	$(4,374,852)	$343,312
Currency	3,014,014	79,141
Financial	(4,053,900)	(818,281)
Total futures contracts	(5,414,738)	(395,828)

Forward Foreign Currency Exchange Contracts	(1,151,993)	94,334

Total	$(6,566,731)	$(301,494)

TFS Small Cap Fund had no transactions in derivative instruments during the year ended October 31, 2013.

6. Investments in Other Investment Companies

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of October 31, 2013, TFS Hedged Futures Fund had 64.1% of the value of its net assets invested in money market mutual funds registered under the 1940 Act. As of October 31, 2013, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of their assets in shares of money market mutual funds.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2011-11 enhance disclosures about offsetting

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management believes the adoption of these ASUs will not have a material impact on the financial statements.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as reflected in the following paragraphs:

The Board of Trustees of the Trust approved the discontinuance of the redemption fee for the Funds, effective January 1, 2014.

The Board of Trustees also approved the following reductions of each Fund’s investment advisory fees (hereafter referred to as “Management Fees”) and contractual annual fund operating expenses limitations, effective January 1, 2014:

TFS Market Neutral Fund
Current Management Fees:	2.25% per annum
Management Fees Effective January 1, 2014:	1.65% per annum

Current Contractual Fee Limitation:	2.50% per annum
Contractual Expense Limitation Effective January 1, 2014:	1.90% per annum

TFS Small Cap Fund
Current Management Fees:	1.25% per annum
Management Fees Effective January 1, 2014:	1.15% per annum

Current Contractual Fee Limitation:	1.75% per annum
Contractual Expense Limitation Effective January 1, 2014:	1.50% per annum

TFS Hedged Futures Fund
Current Management Fees:	2.00% per annum
Management Fees Effective January 1, 2014:	1.50% per annum

Current Contractual Fee Limitation:	2.30% per annum
Contractual Expense Limitation Effective January 1, 2014:	1.80% per annum

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TFS CAPITAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
TFS Capital Investment Trust:

We have audited the accompanying statement of assets and liabilities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (collectively the “Funds”) each a series of the TFS Capital Investment Trust (the “Trust”), including the summary schedule of investments and summary of securities sold short for TFS Market Neutral Fund, the summary schedule of investments for TFS Small Cap Fund, and the schedule of investments, schedule of futures contracts, and schedule of futures contracts sold short for TFS Hedged Futures Fund, as of October 31, 2013, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights presented herein for the years ended October 31, 2012 and prior were audited by another registered public accounting firm whose report dated December 24, 2012 expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds constituting TFS Capital Investment Trust at October 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio
December 27, 2013

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TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (May 1, 2013) and held until the end of the period (October 31, 2013).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

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TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,027.90	$45.29
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$980.54	$44.23

*	Expenses are equal to the annualized expense ratio of 8.86% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFS Small Cap Fund

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,196.80	$9.69
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.38	$8.89

*	Expenses are equal to the annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFS Hedged Futures Fund

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$955.70	$11.34
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.61	$11.67

*	Expenses are equal to the annualized expense ratio of 2.30% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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TFS CAPITAL INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset value for TFS Hedged Futures Fund is published daily at the Funds’ website at http://www.tfscapital.com.

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TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees. The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies **	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
*Larry S. Eiben 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since January 2004	Trustee and President	Owner, Co-Portfolio Manager and Chief Operating Officer of TFS Capital LLC	3
*Thomas M. Frederick 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since June 2004	Trustee	Director of Business Development for TFS Capital LLC from July 2006 to present	3
Independent Trustees:
Mark J. Malone 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1966	Since June 2004	Trustee	Managing Director of Janney Capital Markets since December 2013; Managing Director of Lazard Capital Markets from March 2008 to December 2013	3
Brian O’Connell 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1959	Since June 2004	Trustee	Independent writer/author	3
Gregory R. Owens 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1966	Since October 2011	Trustee	Vice President of Finance of Capital One Financial Corporation from February 1996 to present	3

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TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (Unaudited)
(Continued)

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Kevin Gates 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC
Richard Gates 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2004	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1962	Since June 2004	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Wade R. Bridge 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1968	Since June 2011	Secretary	Director of Administration of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
David D. Jones 442 Fleming Street, Suite 7 Key West, Florida 33040 Year of Birth: 1957	Since December 2007	Chief Compliance Officer	Managing Member of Drake Compliance, LLC; Of Counsel to Kaplan Voekler Cunningham & Frank PLC (a law firm)

*
Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust’s investment adviser, are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

**	None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-534-2001.

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TFS CAPITAL INVESTMENT TRUST
FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions made by the Funds during the fiscal year ended October 31, 2013. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. TFS Small Cap Fund and TFS Hedged Futures Fund intend to designate up to a maximum amount of $8,620,933 and $338,325, respectively, as taxed at a maximum rate of 15%. Additionally, TFS Small Cap Fund and TFS Hedged Futures Fund intend to designate $565,170 and $2,232,048, respectively, as long-term gain distributions.

CHANGE IN INDEPENDENT AUDITOR

On December 18, 2012, Deloitte & Touche LLP (“D&T”) was replaced as independent auditor of the Funds, and Ernst & Young LLP (“EY”) was selected as the Funds’ new independent auditor. The Funds’ selection of EY as its independent auditor was recommended and approved by the Trust’s Audit Committee and was ratified by the Trust’s Board of Trustees.

D&T’s reports on the Funds’ financial statements for the prior two fiscal years did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of D&T’s replacement, there were no disagreements between the Trust and D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years. Prior to December 18, 2012, EY was not contacted during the prior two fiscal years regarding the application of accounting principles to any particular financial matter.

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TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. These approvals took place at a Board meeting held on June 17-18, 2013, at which all of the Independent Trustees were present in person.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from their relationships with the Funds and the financial strength of the Adviser; (iv) the extent to which economies of scale would be realized as the Funds grow larger; (v) whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered to and fees paid by the Funds with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser; and (vii) any ancillary benefits derived or to be derived by the Adviser from its relationship with the Funds. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s investment and operational personnel, as well as staffing levels of the Adviser. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were provided with a list of intermediaries who are authorized to sell shares of the Funds and the fees paid by the Adviser to such intermediaries since inception of each agreement. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Advisory Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below is a summary of the discussions and findings of the Trustees in regard to the approvals of the Advisory Agreements.

(i)
The nature, extent, and quality of the services provided by the Adviser. In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreements and the Adviser’s compensation under the Advisory Agreements. The Independent Trustees reviewed the background and experience of the Adviser’s key investment and operating personnel. They considered the Adviser’s ongoing commitment to retain experienced personnel and noted that longevity of employment may facilitate consistency in the Funds’ performance and investment process. The Independent Trustees considered the Adviser’s ongoing commitment to expand its research capabilities and were mindful that continual analysis of investment opportunities and optimization of procedures is important to the Funds’ long-term success. They discussed the Adviser’s registration with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator and considered the contributions of the Adviser’s chief compliance officer in the CFTC registration process

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APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

and her overall contributions to the operations of the Trust. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser to each Fund were satisfactory.

(ii)
The investment performance of the Funds and Adviser. In this regard, the Independent Trustees compared the performance of the Market Neutral Fund with the performance of the S&P 500 Index, the Fund’s primary benchmark, over various periods. It was noted by the Independent Trustees that the Market Neutral Fund underperformed the S&P 500 Index for the one, three year and five year periods ended March 31, 2013. They discussed the Fund’s underperformance for those periods, finding that the Fund’s investment strategies are not designed to keep pace or outperform the S&P 500 Index during a period when the market enjoys a broad-based rally and/or when the market is favoring large capitalization companies. The Independent Trustees considered the Adviser’s comments regarding the Market Neutral Fund’s recent underperformance, noting that the Adviser believes the Fund’s short portfolio was impacted by a short squeeze in the market. The Independent Trustees also considered the Market Neutral Fund’s longer-term performance record, noting that the Market Neutral Fund has outperformed the S&P 500 Index over the since inception period ended March 31, 2013. They discussed the Market Neutral Fund’s average beta and compared it to the S&P 500 Index, noting that the Fund’s beta indicates that the Fund is generating returns with considerably less risk exposure than the S&P 500 Index. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “market neutral” funds. The Independent Trustees noted that for the one year period ended March 31, 2013, the Market Neutral Fund’s return of 7.33% was considerably higher than the average return for the funds in Morningstar’s market neutral category (-0.37%) They also considered that for the three and five year periods ended March 31, 2013, the Market Neutral Fund’s total returns (5.15% and 5.34%, respectively) were better than the returns of the average fund in Morningstar’s market neutral category (0.65% and 0.46%, respectively). The Independent Trustees also considered the Adviser’s comments regarding the Market Neutral Fund’s underperformance relative to the benchmark for the year-to-date period ended May 31, 2013. They noted that the Market Neutral Fund’s recent underperformance has had a negative impact on its comparative statistics. The Independent Trustees further considered that as of May 31, 2013, the Fund had a 4-star Morningstar overall rating. The Independent Trustees reviewed performance information with respect to the Adviser’s other managed accounts, which indicated that the Market Neutral Fund trailed the performance of such other accounts for the one year period ended March 31, 2013. They considered that, based on representations by the Adviser, those performance differences can be attributed mainly to the Market Neutral Fund being subject to stricter investment limitations and being managed more conservatively than such other accounts in order to achieve a less volatile return. The Independent Trustees also considered the consistency of the Adviser’s management of the Market Neutral Fund with the Fund’s investment objective and policies. After considerable discussion, the Independent Trustees concluded that the overall investment performance of the Market Neutral Fund has been satisfactory.

The Independent Trustees next reviewed the performance of the Small Cap Fund, which was compared to the performance of the Russell 2000 Index, the Fund’s primary benchmark, over various periods ended March 31, 2013. It was noted by the Independent Trustees that

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TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

the Small Cap Fund outperformed the Russell 2000 Index for the one year, three year, five year and since inception periods ended March 31, 2013. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “small cap blend” funds, which is the category to which the Small Cap Fund has been assigned. The Independent Trustees noted that for the one year, three year and five year periods ended March 31, 2013, the Small Cap Fund’s 20.10%, 14.83% and 13.83% returns, respectively, were higher than the performance of the average fund in the small cap blend category (15.66%, 13.28% and 7.69%, respectively) over the same periods. The Independent Trustees further considered that as of May 31, 2013, the Fund has a 4-star Morningstar overall rating. They also reviewed performance information with respect to the Adviser’s other managed accounts but concluded that none of these other accounts provided a good comparison due to differences in investment objectives. The Independent Trustees considered the consistency of the Adviser’s management of the Small Cap Fund with the Fund’s investment objective and policies. After further discussion, the Independent Trustees concluded that the investment performance of the Small Cap Fund has been above average.

The Independent Trustees next reviewed the performance of the Hedged Futures Fund, which was compared to the performance of the S&P DTI Index, the Fund’s primary benchmark, over various periods ended March 31, 2013. It was noted by the Independent Trustees that the Hedged Futures Fund outperformed the S&P DTI Index for the one year and since inception periods ended March 31, 2013. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “managed futures” funds, which is the category to which the Hedged Futures Fund has been assigned. The Independent Trustees noted that for the one year period ended March 31, 2013, the Hedged Futures Fund’s -1.64% return was higher than the performance of the average fund in the managed futures category (-6.17%) over the same period. They also considered the Adviser’s comments regarding the Hedged Futures Fund’s underperformance relative to the benchmark and its peer group for the year-to-date period ended May 31, 2013. The Independent Trustees also reviewed performance information with respect to the Adviser’s other managed accounts but concluded that none of these other accounts provided a good comparison due to differences in investment objectives and policies. The Independent Trustees considered the consistency of the Adviser’s management of the Hedged Futures Fund with the Fund’s investment objective and policies. They also discussed the Hedged Futures Fund’s lack of correlation to the other funds in the managed futures category along with other broad based securities indices. After further discussion, the Independent Trustees concluded that the investment performance of the Hedged Futures Fund has been above average.

(iii)
The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. In this regard, the Independent Trustees considered the Adviser’s staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Funds by the principals of the Adviser; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Advisory Agreements and compared them to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the total operating expense ratios of the Funds with

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APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

average expense ratios of representative funds in their respective Morningstar categories. It was noted by the Independent Trustees that the Market Neutral Fund’s advisory fee (2.25% on the first $1.75 billion in net assets and 2.15% on net assets above $1.75 billion) and its overall expense ratio of 2.50% (which excludes dividend expenses, borrowing costs and brokerage expenses on securities sold short) were each higher than the average advisory fee (1.21%) and average expense ratio (1.79%) for Morningstar’s market neutral category. The Independent Trustees also considered the Adviser’s commitment to cap the Market Neutral Fund’s ordinary operating expenses at 2.50% per annum for the life of the Fund. The Independent Trustees performed a similar comparison for the Small Cap Fund, finding that the Small Cap Fund’s advisory fee of 1.25% and its overall expense ratio of 1.75% were each higher than the average advisory fee (0.77%) and average expense ratio (1.32%) for Morningstar’s small cap blend category. They took into account the Adviser’s commitment to cap the Small Cap Fund’s ordinary operating expenses at 1.75% per annum for the life of the Fund. The Independent Trustees performed a similar comparison for the Hedged Futures Fund, finding that the Hedged Futures Fund’s advisory fee of 2.00% was higher than the average advisory fee (1.27%) for Morningstar’s managed futures category and that the Hedged Futures Fund’s overall expense ratio of 2.30% was lower than the average expense ratio (2.58%) for the managed futures category. They took into account the Adviser’s commitment to cap the Hedged Futures Fund’s ordinary operating expenses at 2.30% per annum for the life of the Fund. The Independent Trustees next considered the Adviser’s analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended March 31, 2013. It was noted by the Independent Trustees that the Adviser’s overall revenues from managing the Funds have continued to increase. They discussed the profitability of the Adviser and noted the costs associated with managing the Funds, especially in the areas of research and development and retention of its investment professionals and hiring new personnel. The Independent Trustees also reviewed the revenue and expense information with respect to the Small Cap Fund. It was noted that since the inception of the Small Cap Fund through March 31, 2009, the Adviser had not received any of its advisory fees and had also reimbursed a significant amount of other operating expenses of the Fund. They noted that during the 12 month period ended March 31, 2010 the Adviser began to receive a portion of its advisory fees and that has continued to do so for last three annual periods ended March 31. The Independent Trustees considered that the Adviser still is not receiving its full advisory fee from the Small Cap Fund. The Independent Trustees reviewed the revenue and expense information with respect to the Hedged Futures Fund. It was noted that the Adviser has had to reduce its advisory fees to maintain the Hedged Futures Fund’s agreed upon expense ratio. The Independent Trustees considered that the amount of fee reductions required of the Adviser has fluctuated over the life of the Hedged Futures Fund. They noted that the Hedged Futures Fund’s net assets have been decreasing and as a result the Adviser’s fee reductions have increased. The Independent Trustees next reviewed the balance sheet of the Adviser as of March 31, 2013, and considered that the Adviser is entitled to receive a reasonable entrepreneurial profit, in light of the high quality and scope of services that are provided to the Funds. The Independent Trustees further considered that the investment and research process utilized by the Adviser is broader and more sophisticated than the process used by most other investment advisers as it involves frequent position rebalancing, the development of proprietary multiple trading models and the use of a team

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TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (Continued)

approach that involves many participants. They also considered the Adviser’s efforts to improve economies of scale for the Funds as they grow in assets. The Independent Trustees considered the Market Neutral Fund’s continued operation under a subscription policy that is designed to control asset growth. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds, including the Adviser being named the 2012 Alternatives Fund Manager of the Year by Morningstar. After a thorough discussion and consideration of the foregoing, the Independent Trustees concluded that the fees to be paid by each Fund to the Adviser are reasonable in light of the quality of the services received.

(iv)
The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Independent Trustees considered the current net assets for each Fund and discussed the expense cap arrangements between the Trust and the Adviser. They noted that the Market Neutral Fund’s assets continue to remain at a level where the Adviser collects its full advisory fee and that a breakpoint has been added to the advisory fee resulting in shareholders enjoying economies of scale. The Independent Trustees further noted that with respect to the Small Cap Fund, assets have grown to the point where the Adviser is currently receiving 1.08% as compared to its 1.25% advisory fee. They considered the Hedged Futures Fund’s advisory fees, noting that the Fund’s assets have grown to the point where the Adviser is currently receiving 1.96% as compared to its 2.00% advisory fee. The Independent Trustees also considered the increase in fee reductions required of the Adviser in 2013 due to the decline in net assets for the Hedged Futures Fund. The Independent Trustees also considered the Market Neutral Fund’s investment capacity limitations along with the Trust’s implementation of a subscription policy that controls the growth of the Fund. The Trustees discussed the Market Neutral Fund’s projected asset growth during the current annual period, concluding that the current fee breakpoint structure remains reasonable. The Independent Trustees concluded that, given the current asset levels in the Small Cap Fund and the Hedged Futures Fund, it would not be relevant to consider the extent to which economies of scale are being realized by each Fund and that it is not necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedule for the Small Cap Fund or for the Hedged Futures Fund.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Advisory Agreements. The Trustees, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that continuance of the Advisory Agreements is in the best interests of each Fund and its shareholders.

86

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Item 2.   Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.   Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Merle C. Hazelton.  Mr. Hazelton is “independent” for purposes of this Item.

Item 4.   Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $60,000 and $65,000 with respect to the registrant’s fiscal periods ended October 31, 2013 and 2012, respectively.

(b)
Audit-Related Fees.  No fees were billed in either of the last two fiscal periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $16,000 and $13,000 with respect to the registrant’s fiscal periods ended October 31, 2013 and 2012, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  No fees were billed in either of the last two fiscal periods for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal periods ended October 31, 2013 and 2012, aggregate non-audit fees of $16,000 and $13,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in either of the last two fiscal periods by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2013

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary - 14.4%
Auto Components - 1.5%
China Automotive Systems, Inc. (a)	2,619	$17,940
Cooper Tire & Rubber Company	34,722	903,119
Dorman Products, Inc.	2,506	121,817
Drew Industries, Inc. (b)	47,002	2,362,320
Federal-Mogul Corporation (a)	270,871	5,550,147
Fox Factory Holding Corporation (a)	64,991	1,132,143
Fuel Systems Solutions, Inc. (a)	38,406	689,772
Gentex Corporation	5,301	156,061
Gentherm, Inc. (a)	28,653	669,048
Icahn Enterprises, L.P.	1,255	127,633
Lear Corporation	1,501	116,162
Magna International, Inc. - Class A	835	70,724
Modine Manufacturing Company (a) (b)	314,467	4,188,700
Shiloh Industries, Inc.	64,721	1,062,719
Spartan Motors, Inc.	4,232	28,735
Stoneridge, Inc. (a) (b)	87,843	1,120,877
Superior Industries International, Inc. (b)	143,701	2,694,394
Tongxin International Ltd. (a)	28	8
Tower International, Inc. (a)	104,844	2,224,790
UQM Technologies, Inc. (a)	18,047	27,973
Visteon Corporation (a)	1,776	136,912
		23,401,994
Automobiles - 0.4%
Rush Enterprises, Inc. - Class B (a)	713	17,333
Thor Industries, Inc.	5,250	304,553
Winnebago Industries, Inc. (a)	174,005	5,160,988
		5,482,874
Distributors - 0.2%
Core-Mark Holding Company, Inc.	14,601	1,032,729
Pool Corporation	1,211	65,854
Stock Building Supply Holdings, Inc. (a)	29,224	450,050
VOXX International Corporation (a)	80,518	1,248,834
		2,797,467
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)	7,964	318,799
Apollo Group, Inc. - Class A (a)	13,678	365,066
Bright Horizons Family Solutions, Inc. (a)	35,859	1,335,748
Capella Education Company (a) (b)	6,539	398,356
Carriage Services, Inc.	47,707	958,434
China Education Alliance, Inc. (a)	17,057	8,527
Grand Canyon Education, Inc. (a)	3,953	186,858
Hillenbrand, Inc.	87,072	2,457,172
Lincoln Educational Services Corporation	1,580	7,552
Mac-Gray Corporation	43,926	925,960
Sotheby's (b)	87,125	4,521,787
Steiner Leisure Ltd. (a) (b)	22,500	1,260,450
Stewart Enterprises, Inc. - Class A (b)	109,728	1,449,507
Universal Technical Institute, Inc.	10,582	140,635
Weight Watchers International, Inc.	6,002	192,724
		14,527,575

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.4% (Continued)
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a) (b)	35,968	$1,603,453
Arcos Dorados Holdings, Inc. - Class A	44,084	530,771
Biglari Holdings, Inc. (a)	536	233,707
BJ's Restaurants, Inc. (a)	9,377	253,742
Bloomin' Brands, Inc. (a)	6,489	162,420
Bob Evans Farms, Inc.	29,009	1,656,124
Boyd Gaming Corporation (a) (b)	368,384	3,890,135
Bravo Brio Restaurant Group, Inc. (a)	104,543	1,560,827
Burger King Worldwide, Inc.	10,811	228,977
Carrols Restaurant Group, Inc. (a) (b)	37,822	219,368
CEC Entertainment, Inc.	509	23,592
Cedar Fair, L.P.	1,605	73,589
Century Casinos, Inc. (a)	267,631	1,562,965
ClubCorp Holdings, Inc. (a)	31,806	441,785
Denny's Corporation (a)	255,903	1,624,984
Diamond Resorts International, Inc. (a)	34,503	658,317
DineEquity, Inc.	10,216	838,427
Einstein Noah Restaurant Group, Inc.	91,537	1,633,020
Fiesta Restaurant Group, Inc. (a) (b)	6,558	277,994
Frisch's Restaurants, Inc.	9,271	223,153
International Speedway Corporation - Class A	12,049	394,123
Isle of Capri Casinos, Inc. (a)	44,097	357,627
Jack in the Box, Inc. (a) (b)	38,196	1,553,813
Jamba, Inc. (a) (b)	53,577	611,849
Krispy Kreme Doughnuts, Inc. (a)	23,956	581,173
Marcus Corporation (b)	149,545	2,147,466
Marriott Vacations Worldwide Corporation (a)	38,167	1,911,403
Monarch Casino & Resort, Inc. (a)	24,984	422,479
MTR Gaming Group, Inc. (a)	4,275	22,230
Multimedia Games Holding Company, Inc. (a) (b)	95,779	3,113,775
Nathan's Famous, Inc. (a)	9,516	488,361
Orient-Express Hotels Ltd. - Class A (a) (b)	45,793	609,505
Papa John's International, Inc.	14,330	1,084,351
Penn National Gaming, Inc. (a)	1,809	105,845
Pinnacle Entertainment, Inc. (a)	9,006	210,740
Potbelly Corporation (a)	20,569	555,363
Rick's Cabaret International, Inc. (a)	27,082	305,756
Ruby Tuesday, Inc. (a)	87,007	515,952
Ruth's Hospitality Group, Inc.	124,130	1,513,145
Scientific Games Corporation (a) (b)	174,430	3,188,580
SeaWorld Entertainment, Inc.	7,106	213,393
SHFL entertainment, Inc. (a) (b)	134,538	3,118,591
Sonic Corporation (a)	28,901	557,789
Speedway Motorsports, Inc.	1,323	24,158
Texas Roadhouse, Inc. (b)	76,276	2,091,488
Tim Hortons, Inc. - ADR	1,229	73,420
Town Sports International Holdings, Inc. (b)	35,866	463,389
Wendy's Company (The) (b)	257,669	2,239,144
		46,172,258
Household Durables - 1.0%
Brookfield Residential Properties, Inc. (a)	31,814	702,453
CSS Industries, Inc.	9,867	255,457

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.4% (Continued)
Household Durables - 1.0% (Continued)
EveryWare Global, Inc. (a)	8,675	$83,453
Flexsteel Industries, Inc.	4,255	116,842
Helen of Troy Ltd. (a)	39,425	1,841,936
iRobot Corporation (a)	14,933	505,781
Kid Brands, Inc. (a) (b)	1,727	2,409
La-Z-Boy, Inc. (b)	121,785	2,810,798
Libbey, Inc. (a) (b)	87,980	1,878,373
Meritage Homes Corporation (a)	25,248	1,146,007
Skullcandy, Inc. (a)	89,876	564,421
Skyline Corporation (a)	4,017	17,554
Taylor Morrison Home Corporation - Class A (a)	20,015	445,134
TRI Pointe Homes, Inc. (a)	10,296	163,912
Tupperware Brands Corporation	1,143	102,470
UCP, Inc. - Class A (a)	21,165	298,427
Universal Electronics, Inc. (a)	81,928	3,187,818
WCI Communities, Inc. (a)	36,653	661,220
ZAGG, Inc. (a)	157,727	747,626
		15,532,091
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	224,646	1,219,828
Amazon.com, Inc. (a)	222	80,815
CafePress, Inc. (a)	17,736	107,835
Geeknet, Inc. (a)	8,575	164,468
HSN, Inc.	4,670	244,708
Liberty Ventures - Series A (a)	2,547	273,471
NutriSystem, Inc.	54,126	1,017,569
RetailMeNot, Inc. (a)	10,572	344,859
		3,453,553
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	33,120	1,735,488
Brunswick Corporation	2,785	125,687
Callaway Golf Company	117,897	993,872
Johnson Outdoors, Inc. - Class A	112	3,072
Nautilus, Inc. (a)	8,347	66,442
		2,924,561
Media - 2.2%
AMC Networks, Inc. - Class A (a)	3,581	250,992
Ballantyne Strong, Inc. (a)	11,690	58,333
Belo Corporation - Class A (b)	382,485	5,251,519
Carmike Cinemas, Inc. (a) (b)	77,744	1,779,560
CBS Corporation - Class A	1,642	97,059
Cinemark Holdings, Inc.	5,773	189,412
CTC Media, Inc.	22,431	283,528
Dex Media, Inc. (a)	18,712	126,306
Digital Generation, Inc. (a) (b)	364,961	4,616,757
Discovery Communications, Inc. - Class C (a)	925	76,507
E.W. Scripps Company (The) - Class A (a)	90,446	1,792,640
Emmis Communications Corporation - Class A (a)	6,273	15,620
Entravision Communications Corporation - Class A	270,867	1,825,644
Global Sources Ltd. (a)	45,821	343,199
Harte-Hanks, Inc. (b)	250,245	1,994,453
Insignia Systems, Inc. (a)	14,378	34,795

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.4% (Continued)
Media - 2.2% (Continued)
John Wiley & Sons, Inc. - Class A (b)	13,608	$684,346
Journal Communications, Inc. (a)	263,068	2,196,618
Lee Enterprises, Inc. (a)	640,668	1,761,837
Liberty Media Corporation (a)	662	101,226
LIN Media, LLC - Class A (a)	33,603	825,626
Martha Stewart Living Omnimedia, Inc. - Class A (a)	9,900	25,344
MDC Partners, Inc. (b)	68,272	2,104,826
Morningstar, Inc.	2,254	180,974
National CineMedia, Inc. (b)	35,860	628,267
New York Times Company (The) - Class A	10,184	140,845
News Corporation - Class A - Non-Voting (a)	7,337	129,131
Omnicom Group, Inc.	1,956	133,223
Pandora Media, Inc. (a)	7,149	179,654
Reading International, Inc. (a)	1,889	12,505
Regal Entertainment Group - Class A (b)	204,983	3,896,727
Rentrak Corporation (a)	28,876	1,082,561
Salem Communications Corporation - Class A	38,834	320,769
SFX Entertainment, Inc. (a)	81,732	701,260
Shaw Communications, Inc. - Class B	8,424	201,586
Shutterstock, Inc. (a)	6,149	435,349
Sirius XM Radio, Inc.	19,267	72,637
Starz - Series A (a)	15,475	466,571
World Wrestling Entertainment, Inc.	8,279	107,213
		35,125,419
Multiline Retail - 0.3%
Big Lots, Inc. (a) (b)	90,558	3,292,689
Dollar General Corporation (a)	2,040	117,871
Gordmans Stores, Inc. (b)	75,861	751,024
Saks, Inc. (a)	61,219	978,892
Tuesday Morning Corporation (a)	629	8,900
		5,149,376
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	899	89,163
ANN, INC. (a) (b)	123,988	4,384,216
Asbury Automotive Group, Inc. (a)	14,651	703,980
Ascena Retail Group, Inc. (a) (b)	197,289	3,904,349
Big 5 Sporting Goods Corporation	27,736	524,488
Body Central Corporation (a)	118,634	664,350
Brown Shoe Company, Inc.	19,634	440,587
Cache, Inc. (a)	18,568	111,965
Cato Corporation (The) - Class A	15,206	455,724
Children's Place Retail Stores, Inc. (The) (a) (b)	81,636	4,456,509
Christopher & Banks Corporation (a) (b)	231,069	1,333,268
Citi Trends, Inc. (a)	37,769	554,449
CST Brands, Inc. (b)	110,774	3,571,354
Destination Maternity Corporation (b)	27,961	873,502
DSW, Inc. - Class A (b)	44,791	3,926,827
Express, Inc. (a)	7,540	175,003
Finish Line, Inc. (The) - Class A	24,790	620,742
Five Below, Inc. (a)	5,763	278,122
Genesco, Inc. (a)	1,719	117,081
Group 1 Automotive, Inc.	8,964	573,696

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.4% (Continued)
Specialty Retail - 3.8% (Continued)
Guess?, Inc. (b)	133,868	$4,183,375
Haverty Furniture Companies, Inc.	7,559	210,216
Jos. A. Bank Clothiers, Inc. (a)	30,641	1,470,155
Kirkland's, Inc. (a)	110,932	1,969,043
Lithia Motors, Inc.	73,683	4,630,977
MarineMax, Inc. (a)	68,633	1,010,964
Mattress Firm Holding Corporation (a)	2,300	69,138
Men's Wearhouse, Inc. (The)	47,264	1,999,267
Monro Muffler Brake, Inc.	14,346	659,916
New York & Company, Inc. (a)	335,847	1,719,537
O'Reilly Automotive, Inc. (a)	561	69,457
Pacific Sunwear of California, Inc. (a)	423,307	1,138,696
Penske Automotive Group, Inc.	4,716	186,848
Perfumania Holdings, Inc. (a)	2,665	12,392
RadioShack Corporation (a)	1,631	4,583
Sally Beauty Holdings, Inc. (a)	9,097	239,433
Sears Hometown and Outlet Stores, Inc. (a)	76,819	2,140,177
Shoe Carnival, Inc. (b)	17,029	442,584
Signet Jewelers Ltd.	3,624	270,568
Sonic Automotive, Inc. - Class A	19,292	429,826
Stein Mart, Inc. (b)	124,706	1,841,908
Tile Shop Holdings, Inc. (The) (a)	14,137	315,679
TravelCenters of America, LLC (a) (b)	87,091	723,726
Vitamin Shoppe, Inc. (a)	2,939	137,868
Wet Seal, Inc. (The) - Class A (a)	45,447	150,430
Winmark Corporation	13,257	970,545
Zale Corporation (a) (b)	328,892	5,140,582
		59,897,265
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Company (b)	38,732	2,590,009
CROCS, Inc. (a)	53,240	648,463
Culp, Inc.	14,389	278,427
Fifth & Pacific Companies, Inc. (a)	2,863	75,841
Gildan Activewear, Inc. - Class A	5,147	248,600
Hanesbrands, Inc.	1,276	86,921
Joe's Jeans, Inc. (a)	360,380	414,437
Jones Group, Inc. (The) (b)	84,033	1,305,873
Movado Group, Inc.	21,054	981,748
Perry Ellis International, Inc.	18,254	347,009
Quiksilver, Inc. (a)	21,058	175,203
R.G. Barry Corporation	8,392	160,120
Rocky Brands, Inc.	6,714	101,784
Skechers U.S.A., Inc. - Class A (a) (b)	105,180	3,064,945
Steven Madden Ltd. (a)	29,121	1,068,158
Tumi Holdings, Inc. (a)	40,769	870,418
Unifi, Inc. (a)	23,511	573,433
		12,991,389
Consumer Staples - 2.8%
Beverages - 0.3%
Brown-Forman Corporation - Class B	1,483	108,229
Coca-Cola Bottling Company Consolidated (b)	29,706	1,880,984
Cott Corporation (b)	148,324	1,216,257

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Staples - 2.8% (Continued)
Beverages - 0.3% (Continued)
Craft Brewers Alliance, Inc. (a)	33,168	$537,985
Dr Pepper Snapple Group, Inc.	2,434	115,250
National Beverage Corporation	26	476
		3,859,181
Food & Staples Retailing - 0.7%
Andersons, Inc. (The) (b)	28,323	2,101,000
Casey's General Stores, Inc.	2,693	196,266
Chefs' Warehouse, Inc. (The) (a)	17,397	416,832
Harris Teeter Supermarkets, Inc. (b)	36,232	1,786,962
Ingles Markets, Inc. - Class A (b)	32,005	826,049
Pantry, Inc. (The) (a)	100,099	1,340,326
PriceSmart, Inc.	5,617	639,158
Rite Aid Corporation (a) (b)	336,765	1,794,958
Roundy's, Inc.	55,853	519,433
Sprouts Farmers Market, Inc. (a)	4,008	184,609
United Natural Foods, Inc. (a)	3,231	230,855
Village Super Market, Inc. - Class A	16,750	614,055
Weis Markets, Inc.	5,278	270,075
		10,920,578
Food Products - 1.1%
Adecoagro, S.A. (a) (b)	98,951	791,608
Alico, Inc.	1,719	68,691
Amira Nature Foods Ltd. (a)	8,051	114,646
B&G Foods, Inc.	44,116	1,493,327
Cal-Maine Foods, Inc.	7,463	378,598
Chiquita Brands International, Inc. (a)	125,006	1,293,812
Cosan Ltd. - Class A	4,824	76,026
Darling International, Inc. (a)	100,365	2,335,494
Dole Foods Company, Inc. (a)	126,865	1,719,021
Farmer Brothers Company (a)	33,452	604,143
Fresh Del Monte Produce, Inc.	29,930	795,839
Hain Celestial Group, Inc. (The) (a)	1,620	134,833
Hormel Foods Corporation	1,683	73,143
Ingredion, Inc.	2,012	132,309
Inventure Foods, Inc. (a)	5,197	58,518
J & J Snack Foods Corporation	27,347	2,340,083
John B. Sanfilippo & Son, Inc.	342	8,406
Limoneira Company	14,402	379,349
Mead Johnson Nutrition Company	1,069	87,295
Mondelez International, Inc. - Class A	3,754	126,285
Omega Protein Corporation (a) (b)	71,682	670,943
Origin Agritech Ltd. (a) (b)	42,459	74,303
Pilgrim's Pride Corporation (a) (b)	6,849	97,050
Post Holdings, Inc. (a)	14,282	613,412
Sanderson Farms, Inc.	11,439	723,059
Seneca Foods Corporation - Class A (a)	25,382	744,200
SunOpta, Inc. (a) (b)	91,394	984,313
Tootsie Roll Industries, Inc.	16,517	528,544
TreeHouse Foods, Inc. (a)	611	44,762
WhiteWave Foods Company - Class A (a)	7,255	145,173
		17,637,185

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Staples - 2.8% (Continued)
Household Products - 0.2%
Central Garden & Pet Company (a)	14,845	$112,673
Harbinger Group, Inc. (a) (b)	136,246	1,483,719
Oil-Dri Corporation of America	1,724	61,185
Orchids Paper Products Company	7,111	216,885
WD-40 Company	24,438	1,771,511
		3,645,973
Personal Products - 0.5%
Coty, Inc. - Class A	12,638	194,373
Elizabeth Arden, Inc. (a)	43,035	1,557,437
Female Health Company (The)	20,479	194,960
Inter Parfums, Inc. (b)	8,521	299,598
Nature's Sunshine Products, Inc.	350	6,612
Neptune Technologies & Bioressources, Inc. (a)	22,065	67,298
Prestige Brands Holdings, Inc. (a)	69,884	2,182,477
Revlon, Inc. (a) (b)	120,600	2,864,250
		7,367,005
Tobacco - 0.0% (c)
Alliance One International, Inc. (a)	146,093	433,896

Energy - 9.8%
Energy Equipment & Services - 1.9%
Basic Energy Services, Inc. (a) (b)	33,195	486,971
Bolt Technology Corporation	2,393	42,811
Bristow Group, Inc.	1,695	136,397
C&J Energy Services, Inc. (a)	3,547	81,723
Core Laboratories N.V.	1,013	189,654
Dawson Geophysical Company (a) (b)	67,293	1,967,647
Era Group, Inc. (a)	47,441	1,499,136
Exterran Partners, L.P.	13,660	424,006
Frank's International N.V. (a)	11,066	338,509
Global Geophysical Services, Inc. (a) (b)	548,359	1,310,578
Gulf Island Fabrication, Inc.	37,240	939,193
Gulfmark Offshore, Inc. - Class A	26,897	1,338,933
Helix Energy Solutions Group, Inc. (a)	41,379	979,027
Hercules Offshore, Inc. (a)	609,902	4,147,334
ION Geophysical Corporation (a)	100,944	468,380
Key Energy Services, Inc. (a)	50,875	397,842
Matrix Service Company (a)	199,172	4,140,786
Mitcham Industries, Inc. (a)	5,349	89,007
Natural Gas Services Group, Inc. (a)	46,202	1,293,194
Newpark Resources, Inc. (a)	14,371	183,230
North American Energy Partners, Inc. (a) (b)	3,952	23,791
Pacific Drilling, S.A. (a)	17,832	202,750
Parker Drilling Company (a)	106,139	764,201
PHI, Inc. (a)	14,776	588,380
Pioneer Energy Services Corporation (a)	268,968	2,259,331
Precision Drilling Corporation	9,424	99,800
RigNet, Inc. (a)	30,871	1,137,905
SAExploration Holdings, Inc. (a)	7,485	53,293
Seadrill Ltd.	1,852	86,340
Seadrill Partners, LLC	228	7,524
Tesco Corporation (a)	115,614	1,986,249

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 9.8% (Continued)
Energy Equipment & Services - 1.9% (Continued)
TETRA Technologies, Inc. (a)	24,836	$322,123
TGC Industries, Inc.	11,438	84,298
USA Compression Partners, L.P.	200	4,856
Weatherford International Ltd. (a)	4,600	75,624
Willbros Group, Inc. (a) (b)	206,027	2,010,823
		30,161,646
Oil, Gas & Consumable Fuels - 7.9%
Abraxas Petroleum Corporation (a) (b)	753,163	2,176,641
Access Midstream Partners, L.P.	1,374	73,564
Adams Resources & Energy, Inc.	3,249	168,201
Advantage Oil & Gas Ltd. (a) (b)	242,614	992,291
Alon USA Partners, L.P. (b)	42,604	580,266
American Midstream Partners, L.P.	786	19,013
Antero Resources Corporation (a)	2,358	133,203
Approach Resources, Inc. (a)	36,958	1,040,368
Atlas Resource Partners, L.P.	13,237	269,108
Baytex Energy Corporation	5,291	221,217
Bellatrix Exploration Ltd. (a)	30,739	229,620
Boardwalk Pipeline Partners, L.P. (b)	2,388	71,521
Bonanza Creek Energy, Inc. (a)	9,820	496,303
Callon Petroleum Company (a) (b)	727,013	4,965,499
Cameco Corporation	48,669	924,711
Carrizo Oil & Gas, Inc. (a) (b)	206,092	9,035,073
Clayton Williams Energy, Inc. (a)	44,583	3,469,895
Cloud Peak Energy, Inc. (a)	65,965	1,029,714
ConocoPhillips	1,121	82,169
Crestwood Equity Partners, L.P.	6,799	102,665
Cross Timbers Royalty Trust	2,285	68,413
Crosstex Energy, Inc. (b)	88,273	2,709,098
CVR Refining, L.P.	122,159	2,973,350
Delek Logistics Partners, L.P.	3,573	109,941
Denison Mines Corporation (a)	215,339	234,720
Diamondback Energy, Inc. (a)	2,609	134,755
Dorchester Minerals, L.P. (b)	21,311	518,070
Eagle Rock Energy Partners, L.P.	104,090	639,113
Emerald Oil, Inc. (a)	285,967	2,487,913
Emerge Energy Services, L.P.	17,930	680,264
Encana Corporation	37,597	673,738
Enduro Royalty Trust	39,084	516,300
EPL Oil & Gas, Inc. (a)	42,963	1,369,660
EQT Midstream Partners, L.P.	12,476	656,612
Equal Energy Ltd.	20,777	98,483
Forest Oil Corporation (a)	403,551	1,912,832
FX Energy, Inc. (a) (b)	432,986	1,506,791
GasLog Ltd. (b)	55,243	822,016
Gastar Exploration Ltd. (a)	734,924	3,174,872
GeoMet, Inc. (a)	1,050	134
Golar LNG Partners, L.P.	23,861	738,259
Goodrich Petroleum Corporation (a)	12,024	281,241
Green Plains Renewable Energy, Inc.	91,820	1,481,057
Gulfport Energy Corporation (a)	1,716	100,712
Hallador Energy Company	12,067	92,916

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 9.8% (Continued)
Oil, Gas & Consumable Fuels - 7.9% (Continued)
Hugoton Royalty Trust	26,016	$183,413
Imperial Oil Ltd.	2,263	98,780
Jones Energy, Inc. - Class A (a)	43,023	688,798
Knightsbridge Tankers Ltd.	32,323	266,342
Kodiak Oil & Gas Corporation (a) (b)	216,225	2,804,438
Kosmos Energy Ltd. (a)	20,416	217,635
Laredo Petroleum Holdings, Inc. (a)	10,199	324,022
Legacy Reserves, L.P.	2,752	73,341
Lehigh Gas Partners, L.P.	20,548	586,645
LRR Energy, L.P.	882	14,535
Magnum Hunter Resources Corporation (a)	409,620	2,920,591
Marlin Midstream Partners, L.P.	25,777	468,110
Martin Midstream Partners, L.P.	4,174	196,178
Memorial Production Partners, L.P.	30,904	643,112
Mid-Con Energy Partners, L.P.	18,753	466,012
MPLX, L.P.	9,384	345,707
MV Oil Trust	354	9,618
Navios Maritime Acquisition Corporation	64,631	257,878
New Source Energy Partners, L.P.	6,738	152,953
Northern Tier Energy, L.P. (b)	10,335	240,392
NuStar GP Holdings, LLC	32,219	790,976
Oiltanking Partners, L.P.	9,896	570,010
PAA Natural Gas Storage, L.P.	24,020	547,176
Panhandle Oil & Gas, Inc.	6,628	222,502
Pembina Pipeline Corporation	5,833	191,322
Pengrowth Energy Corporation	37,967	244,887
Penn Virginia Corporation (a) (b)	1,307,555	11,127,293
Penn West Petroleum Ltd.	14,327	160,319
Permian Basin Royalty Trust	57,326	842,119
Phillips 66 Partners, L.P.	17,329	582,254
Pioneer Southwest Energy Partners, L.P.	4,598	217,485
PostRock Energy Corporation (a)	15,841	23,128
QEP Midstream Partners, L.P.	34,847	798,693
QEP Resources, Inc. (b)	2,968	98,122
QR Energy, L.P.	21,630	391,936
Rentech, Inc.	247,297	422,878
Resolute Energy Corporation (a)	114,662	1,075,530
REX American Resources Corporation (a)	62,866	1,813,055
Rex Energy Corporation (a)	54,077	1,162,656
Rose Rock Midstream, L.P.	13,663	477,385
Rosetta Resources, Inc. (a) (b)	99,538	5,966,308
Sabine Royalty Trust	1,408	71,343
Sanchez Energy Corporation (a)	3,005	85,673
SandRidge Mississippian Trust II	59,984	689,816
SandRidge Permian Trust (b)	36,805	526,680
Scorpio Tankers, Inc.	50,567	583,543
SemGroup Corporation - Class A	3,928	237,212
Ship Finance International Ltd.	13,086	216,573
StealthGas, Inc. (a)	74,142	852,633
Stone Energy Corporation (a) (b)	216,291	7,539,904
Susser Petroleum Partners, L.P.	2,061	64,138
Swift Energy Company (a) (b)	82,380	1,130,254

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 9.8% (Continued)
Oil, Gas & Consumable Fuels - 7.9% (Continued)
Synergy Resources Corporation (a)	159,330	$1,650,659
Talisman Energy, Inc.	38,948	486,071
Tallgrass Energy Partners, L.P.	36,473	911,460
Targa Resources Corporation	1,694	131,387
Tengasco, Inc. (a)	28,362	12,479
Tesoro Logistics, L.P.	3,381	181,560
TransAtlantic Petroleum Ltd. (a) (b)	21,021	17,550
TransCanada Corporation	2,814	126,940
TransGlobe Energy Corporation (a) (b)	105,485	956,749
TransMontaigne Partners, L.P. (b)	16,072	678,078
Triangle Petroleum Corporation (a) (b)	739,977	7,821,557
Tsakos Energy Navigation Ltd. (b)	264,818	1,326,738
VAALCO Energy, Inc. (a)	205,938	1,085,293
VOC Energy Trust	36,781	582,611
W&T Offshore, Inc.	119,408	2,279,499
Warren Resources, Inc. (a) (b)	946,951	2,963,957
Western Gas Partners, L.P.	2,991	179,789
Western Refining Logistics, L.P. (a)	17,703	434,609
Whiting USA Trust II	76,926	1,036,962
World Point Terminals, L.P.	36,476	720,401
WPX Energy, Inc. (a)	6,110	135,275
		124,464,229
Financials - 12.6%
Capital Markets - 1.9%
Apollo Global Management, LLC - Class A (b)	48,012	1,548,867
Arlington Asset Investment Corporation - Class A	4,555	112,372
BGC Partners, Inc. - Class A (b)	109,217	581,034
BlackRock Kelso Capital Corporation	118,441	1,112,161
Blackstone Group, L.P. (The) (b)	4,365	114,712
Capital Southwest Corporation	10,051	330,376
Capitala Finance Corporation (a)	14,786	278,716
Carlyle Group, L.P. (The)	16,379	506,439
Cowen Group, Inc. (a) (b)	939,248	3,728,815
Deutsche Bank A.G.	1,833	88,571
Diamond Hill Investment Group, Inc.	5,241	577,925
Ellington Financial, LLC	23,528	536,438
FBR & Company (a)	77,548	2,055,022
Fortress Investment Group, LLC - Class A (b)	9,571	78,961
Full Circle Capital Corporation	2,340	18,509
FXCM, Inc.	33,166	543,591
GAMCO Investors, Inc. - Class A	15,806	1,130,287
GFI Group, Inc.	216,966	752,872
Gladstone Capital Corporation	59,363	523,582
Greenhill & Company, Inc.	9,212	472,576
GSV Capital Corporation (a)	50,555	772,986
HFF, Inc. - Class A	24,750	607,612
ICG Group, Inc. (a)	76,121	1,241,533
Investment Technology Group, Inc. (a)	10,969	175,723
Janus Capital Group, Inc.	56,318	555,859
KCG Holdings, Inc. - Class A (a)	15,511	135,566
KKR & Company, L.P. (b)	10,467	229,751
Ladenburg Thalmann Financial Services, Inc. (a)	9,913	20,817

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Capital Markets - 1.9% (Continued)
LPL Financial Holdings, Inc.	4,442	$180,967
Main Street Capital Corporation	2,270	69,008
Manning & Napier, Inc.	4,802	79,713
MCG Capital Corporation	178,615	841,277
Medallion Financial Corporation	90,794	1,378,253
New Mountain Finance Corporation	55,992	793,967
NGP Capital Resources Company	8,876	66,037
Oaktree Capital Group, LLC	5,030	286,308
Oppenheimer Holdings, Inc.	1,235	24,490
PennantPark Investment Corporation (b)	150,794	1,697,940
Piper Jaffray Companies, Inc. (a)	3,554	127,553
RCS Capital Corporation - Class A	3,113	54,789
SEI Investments Company	4,047	134,320
Silvercrest Asset Management Group, Inc. - Class A (a)	4,015	59,301
Solar Capital Ltd.	12,621	289,652
Steel Excel, Inc. (a)	4,170	114,258
SWS Group, Inc. (a)	1,628	9,166
Virtus Investment Partners, Inc. (a)	2,028	412,739
Waddell & Reed Financial, Inc. - Class A	1,996	123,253
Westwood Holdings Group, Inc.	4,820	257,051
WhiteHorse Finance, Inc.	4,190	64,568
WisdomTree Investments, Inc. (a) (b)	245,418	3,411,310
		29,307,593
Commercial Banks - 2.4%
1st Source Corporation	28,089	881,433
Associated Banc-Corp	8,698	141,429
BancFirst Corporation	2,810	156,152
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	9,650	253,120
Bancorp, Inc. (The) (a)	73,582	1,189,821
Bank of Kentucky Financial Corporation	9,500	273,695
Bank of Marin Bancorp	6,841	291,085
BBCN Bancorp, Inc.	80,355	1,191,665
BOK Financial Corporation	2,623	160,606
Boston Private Financial Holdings, Inc.	133,548	1,521,112
Bridge Bancorp, Inc.	19,244	444,344
Bryn Mawr Bank Corporation	6,858	191,064
BSB Bancorp, Inc. (a)	211	3,009
C&F Financial Corporation	1,020	54,988
Camden National Corporation	15,139	610,859
Canadian Imperial Bank of Commerce	1,020	86,853
Capital Bank Financial Corporation - Class A (a)	21,356	474,530
CapitalSource, Inc.	158,915	2,078,608
Central Pacific Financial Corporation	39,349	724,809
Chemical Financial Corporation	17,696	518,316
CoBiz Financial, Inc.	31,173	338,227
ConnectOne Bancorp, Inc. (a)	3,329	126,535
Credicorp Ltd.	572	78,135
CU Bancorp (a)	110	2,046
Eagle Bancorp, Inc. (a)	23,792	629,298
Enterprise Financial Services Corporation	1,143	20,608
Financial Institutions, Inc.	14,849	351,476

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Commercial Banks - 2.4% (Continued)
First BanCorporation (Puerto Rico) (a)	27,874	$154,701
First Commonwealth Financial Corporation	19,564	170,011
First Community Bancshares, Inc.	4,834	80,679
First Financial Corporation	10,046	346,989
First Financial Holdings, Inc.	7,853	470,630
First Horizon National Corporation	1	–
First Interstate BancSystem, Inc.	83,859	2,105,699
First Midwest Bancorp, Inc.	27,559	458,306
First NBC Bank Holding Company (a)	17,105	455,848
First Niagara Financial Group, Inc.	20,772	229,115
First of Long Island Corporation (The)	2,365	93,063
First Republic Bank (b)	2,650	135,336
First Security Group, Inc. (a)	8,355	16,961
German American Bancorp, Inc.	7,376	200,480
Great Southern Bancorp, Inc.	16,865	473,569
Hanmi Financial Corporation	10,807	188,906
Home BancShares, Inc.	21,318	722,254
HomeTrust Bancshares, Inc. (a)	12,321	198,984
Horizon Bancorp	8,067	175,135
Hudson Valley Holding Corporation	2,894	53,510
Huntington Bancshares, Inc.	8,843	77,818
IBERIABANK Corporation	12,443	727,044
Independent Bank Group, Inc.	7,546	284,711
International Bancshares Corporation	9,017	206,038
Investors Bancorp, Inc.	4,193	99,416
Lakeland Financial Corporation	9,715	345,757
Merchants Bancshares, Inc.	3,028	90,779
Metro Bancorp, Inc. (a)	1,444	30,815
MetroCorp Bancshares, Inc.	52,194	747,940
Middleburg Financial Corporation	994	18,210
NBT Bancorp, Inc.	16,882	411,414
OmniAmerican Bancorp, Inc. (a)	2,981	65,344
Orrstown Financial Services, Inc. (a)	403	6,742
Pacific Continental Corporation	6,535	90,052
Peoples Bancorp, Inc.	2,273	50,961
Preferred Bank (a)	3,394	65,233
PrivateBancorp, Inc.	51,291	1,249,449
Prosperity Bancshares, Inc. (b)	3,235	202,026
S.Y. Bancorp, Inc.	1,832	54,978
Sandy Spring Bancorp, Inc.	16,317	399,603
Signature Bank Corporation (a)	1,490	151,712
Simmons First National Corporation - Class A	13,628	446,181
StellarOne Corporation	36,549	850,861
Sterling Bancorp (b)	166,121	2,450,285
Sterling Financial Corporation	41,599	1,204,707
Sun Bancorp, Inc. (a) (b)	15,744	51,955
Susquehanna Bancshares, Inc.	88,762	1,046,060
SVB Financial Group (a)	1,204	115,319
Synovus Financial Corporation (b)	181,339	589,352
TCF Financial Corporation	4,503	68,356
Tompkins Financial Corporation	7,439	366,891
Tower Financial Corporation	2,432	57,711

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Commercial Banks - 2.4% (Continued)
TriCo Bancshares	8,308	$210,109
Trustmark Corporation	38,717	1,051,554
United Community Banks, Inc. (a) (b)	13,524	210,839
Univest Corporation of Pennsylvania	27,939	557,942
Valley National Bancorp	6,240	60,840
Virginia Commerce Bancorp (a)	14,297	229,181
Washington Banking Company	1,532	26,059
Washington Trust Bancorp, Inc.	4,240	139,454
Webster Financial Corporation (b)	73,741	2,056,636
WesBanco, Inc.	1,557	45,776
Westbury Bancorp, Inc. (a)	772	11,148
Western Alliance Bancorp (a)	29,464	623,164
Wilshire Bancorp, Inc.	141,428	1,197,895
		38,568,316
Consumer Finance - 0.6%
Cash America International, Inc. (b)	68,811	2,714,594
DFC Global Corporation (a)	4,454	53,893
EZCORP, Inc. - Class A (a) (b)	12,841	201,989
First Cash Financial Services, Inc. (a)	37,036	2,240,308
First Marblehead Corporation (The) (a)	57,854	55,540
Nelnet, Inc. - Class A (b)	40,159	1,711,978
Nicholas Financial, Inc.	1,009	16,194
World Acceptance Corporation (a)	15,430	1,606,572
		8,601,068
Diversified Financial Services - 0.4%
China Commercial Credit, Inc. (a)	2,212	21,456
Compass Diversified Holdings, Inc.	35,528	681,427
Consumer Portfolio Services, Inc. (a) (b)	11,399	76,601
Gain Capital Holdings, Inc.	63,127	660,940
ING U.S., Inc.	4,102	127,244
KKR Financial Holdings, LLC	7,983	79,111
Leucadia National Corporation	2,688	76,178
Marlin Business Services Corporation	37,841	1,043,276
MSCI, Inc. - Class A (a)	2,713	110,609
NewStar Financial, Inc. (a)	7,455	129,792
NYSE Euronext, Inc.	4,451	195,933
PHH Corporation (a) (b)	86,584	2,082,345
PICO Holdings, Inc. (a)	43,054	1,010,908
Silver Eagle Acquisition Corporation (a)	800	8,080
Texas Pacific Land Trust	6,138	549,965
Tiptree Financial, Inc.	17,341	129,711
		6,983,576
Insurance - 2.4%
Ambac Financial Group, Inc. (a)	7,070	142,743
American Equity Investment Life Holding Company	24,527	511,143
AMERISAFE, Inc. (b)	72,851	2,804,764
AmTrust Financial Services, Inc. (b)	61,591	2,362,631
Arch Capital Group Ltd. (a)	1,600	92,736
Argo Group International Holdings Ltd.	5,916	248,354
Aspen Insurance Holdings Ltd.	27,047	1,055,103
Axis Capital Holdings Ltd.	1,886	89,434
Baldwin & Lyons, Inc.	13,818	377,646

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Insurance - 2.4% (Continued)
Berkley (W.R.) Corporation	4,371	$191,931
Brown & Brown, Inc. (b)	5,836	186,343
Crawford & Company - Class B	4,394	48,290
Eastern Insurance Holdings, Inc.	11,848	289,565
EMC Insurance Group, Inc.	18,779	639,237
Employers Holdings, Inc. (b)	14,737	443,142
Endurance Specialty Holdings Ltd.	2,099	116,054
FBL Financial Group, Inc. - Class A	20,912	935,603
Fidelity National Financial, Inc. - Class A	2,854	80,340
Genworth Financial, Inc. - Class A (a)	5,938	86,279
Hanover Insurance Group, Inc. (The) (b)	27,256	1,595,566
HCC Insurance Holdings, Inc.	23,839	1,088,250
Horace Mann Educators Corporation (b)	86,913	2,407,490
Infinity Property & Casualty Corporation (b)	12,125	831,533
Investors Title Company	7,084	553,544
Kansas City Life Insurance Company (b)	8,705	399,560
Kemper Corporation	8,827	326,776
Maiden Holdings Ltd. (b)	95,247	1,042,955
Markel Corporation (a)	405	214,516
MBIA, Inc. (a) (b)	252,453	2,870,391
Mercury General Corporation (b)	20,331	946,611
National Interstate Corporation	763	19,937
Navigators Group, Inc. (The) (a)	38,147	2,145,387
Old Republic International Corporation	6,524	109,538
OneBeacon Insurance Group Ltd. - Class A	83,902	1,339,076
ProAssurance Corporation	31,725	1,437,777
Reinsurance Group of America, Inc.	1,641	116,806
RLI Corporation	2,505	236,672
Safety Insurance Group, Inc. (b)	11,038	603,668
Selective Insurance Group, Inc.	38,962	1,023,532
State Auto Financial Corporation	2,991	56,829
Symetra Financial Corporation (b)	220,738	4,134,423
Third Point Reinsurance Ltd. (a)	56,792	885,955
United Fire Group, Inc. (b)	69,377	2,199,251
Universal Insurance Holdings, Inc.	112,266	880,165
		38,167,546
Real Estate Investment Trusts (REIT) - 3.6%
Acadia Realty Trust	27,578	735,505
AG Mortgage Investment Trust, Inc.	27,335	446,654
Alexander's, Inc.	1,090	350,718
American Assets Trust, Inc. (b)	7,634	254,136
American Capital Agency Corporation	11,160	242,395
American Capital Mortgage Investment Corporation	1,163	22,225
Annaly Capital Management, Inc.	11,230	132,402
Anworth Mortgage Asset Corporation	313,360	1,538,598
Apollo Commercial Real Estate Finance, Inc.	135,009	2,174,995
Arbor Realty Trust, Inc.	64,281	427,469
Ares Commercial Real Estate Corporation	25,594	318,133
Ashford Hospitality Trust, Inc.	68,516	894,819
BioMed Realty Trust, Inc.	8,162	162,587
Blackstone Mortgage Trust, Inc. - Class A	17,212	421,522
BRE Properties, Inc.	3,703	202,221

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Real Estate Investment Trusts (REIT) - 3.6% (Continued)
CapLease, Inc. (b)	640,320	$5,442,720
Capstead Mortgage Corporation	640	7,571
CBL & Associates Properties, Inc.	5,454	108,044
Cedar Realty Trust, Inc. (b)	459,289	2,622,540
Chatham Lodging Trust	108,253	2,041,652
Cherry Hill Mortage Investment Corporation (a)	4,169	74,834
Chesapeake Lodging Trust	23,852	562,192
Chimera Investment Corporation	284,784	862,896
Cole Real Estate Investments, Inc.	21,576	306,379
CoreSite Realty Corporation	3,489	113,183
Cousins Properties, Inc.	22,246	252,047
CubeSmart	12,047	220,099
DiamondRock Hospitality Company	38,199	435,087
Douglas Emmett, Inc.	4,201	104,731
Dynex Capital, Inc.	71,898	621,199
EastGroup Properties, Inc. (b)	1,500	95,490
Ellington Residential Mortgage REIT	4,249	66,369
Empire State Realty Trust, Inc. (a)	49,265	697,100
Equity Residential	1,428	74,770
Excel Trust, Inc.	57,975	700,338
Extra Space Storage, Inc.	1,464	67,329
Federal Realty Investment Trust	900	93,240
FelCor Lodging Trust, Inc. (a)	194,386	1,306,274
First Industrial Realty Trust, Inc.	26,622	481,060
Franklin Street Properties Corporation	52,456	692,419
Glimcher Realty Trust	30,402	311,620
Government Properties Income Trust	8,921	218,118
Gramercy Property Trust, Inc. (a) (b)	301,831	1,379,368
Granite Real Estate Investment Trust (b)	733	25,274
Hatteras Financial Corporation	16,979	309,018
Healthcare Trust of America, Inc.	84,184	978,218
Hersha Hospitality Trust (b)	213,538	1,210,760
Home Properties, Inc.	2,680	161,631
Hudson Pacific Properties, Inc.	19,251	398,303
Inland Real Estate Corporation	27,862	297,845
Investors Real Estate Trust	57,568	496,236
Kite Realty Group Trust (b)	98,677	631,533
LaSalle Hotel Properties	4,449	138,141
Lexington Realty Trust	58,110	679,887
LTC Properties, Inc. (b)	42,279	1,667,907
Macerich Company (The)	1,707	101,071
Mack-Cali Realty Corporation	8,030	165,097
MFA Financial, Inc.	229,885	1,703,448
Mid-America Apartment Communities, Inc.	6,766	449,262
National Retail Properties, Inc.	3,218	110,699
Newcastle Investment Corporation (b)	92,570	531,352
One Liberty Properties, Inc.	23,113	488,609
Owens Realty Mortgage, Inc.	17,832	224,148
Pebblebrook Hotel Trust	5,091	153,748
Pennsylvania Real Estate Investment Trust	21,150	383,449
Physicians Realty Trust	6,354	79,806
Piedmont Office Realty Trust, Inc. - Class A	12,609	233,014

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Real Estate Investment Trusts (REIT) - 3.6% (Continued)
Post Properties, Inc.	1,770	$80,960
Potlatch Corporation	18,963	774,259
PS Business Parks, Inc.	1,397	113,842
QTS Realty Trust, Inc. - Class A (a)	6,365	136,720
RAIT Financial Trust	8,795	66,402
Rayonier, Inc.	2,737	128,694
RE/MAX Holdings, Inc. - Class A (a)	23,952	675,446
Resource Capital Corporation (b)	701,087	4,311,685
Retail Opportunity Investments Corporation	27,392	405,402
Rexford Industrial Realty, Inc. (a)	12,240	166,709
RLJ Lodging Trust	13,348	337,170
Saul Centers, Inc. (b)	36,397	1,710,659
Select Income REIT	12,386	341,234
Senior Housing Properties Trust	5,151	126,921
Sovran Self Storage, Inc.	15,364	1,175,192
STAG Industrial, Inc.	2,641	55,223
Starwood Property Trust, Inc.	3,749	96,312
Strategic Hotels & Resorts, Inc. (a)	97,641	849,477
Summit Hotel Properties, Inc.	77,608	713,218
Sunstone Hotel Investors, Inc.	37,313	494,397
Taubman Centers, Inc.	2,730	179,607
Terreno Realty Corporation	12,488	222,037
UMH Properties, Inc.	11,986	120,579
Universal Health Realty Income Trust	37,214	1,634,439
Urstadt Biddle Properties, Inc. - Class A	25,202	497,487
Whitestone REIT - Class B	88,651	1,222,497
Winthrop Realty Trust	24,666	290,319
ZAIS Financial Corporation	14,297	248,768
ZipRealty, Inc. (a)	31,755	174,652
		57,251,811
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions, S.A. (a)	760	119,533
Altisource Residential Corporation - Class B	97,594	2,593,073
American Realty Capital Properties, Inc.	19,416	257,650
Brookfield Office Properties, Inc.	45,906	858,901
FirstService Corporation	12,974	539,329
Forestar Group, Inc. (a)	25,376	566,646
Howard Hughes Corporation (a)	1,013	118,572
Tejon Ranch Company (a) (b)	31,625	1,170,757
Thomas Properties Group, Inc.	24,715	168,062
		6,392,523
Thrifts & Mortgage Finance - 0.9%
Apollo Residential Mortgage, Inc.	30,193	454,707
Bank Mutual Corporation	29,626	188,421
BankUnited, Inc.	6,867	211,298
Berkshire Hills Bancorp, Inc.	9,388	238,174
Charter Financial Corporation	7,486	81,148
Dime Community Bancshares, Inc.	56,002	916,193
Doral Financial Corporation (a)	22,322	377,242
Federal Agricultural Mortgage Corporation	4,450	158,821
First Defiance Financial Corporation	10,438	269,509
Flagstar Bancorp, Inc. (a)	65,642	1,064,057

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 12.6% (Continued)
Thrifts & Mortgage Finance - 0.9% (Continued)
Flushing Financial Corporation	2,546	$51,149
Franklin Financial Corporation	2,821	53,232
Heritage Financial Group, Inc.	1,775	30,495
Home Federal Bancorp, Inc.	33,287	518,944
Meta Financial Group, Inc.	5,022	186,919
MGIC Investment Corporation (a)	16,728	136,166
Northwest Bancshares, Inc.	23,202	324,596
OceanFirst Financial Corporation	11,194	196,902
Oritani Financial Corporation (b)	116,501	1,889,646
Provident Financial Services, Inc.	84,277	1,579,351
Rockville Financial, Inc.	73,766	970,023
Roma Financial Corporation (a)	5,533	107,672
Stonegate Mortgage Corporation (a)	6,609	116,913
Territorial Bancorp, Inc.	13,693	298,644
TFS Financial Corporation (a)	22,715	275,760
United Financial Bancorp, Inc.	10,200	159,936
Walker & Dunlop, Inc. (a)	44,706	580,284
Washington Federal, Inc.	108,999	2,482,997
WSFS Financial Corporation (b)	7,786	545,098
		14,464,297
Health Care - 15.1%
Biotechnology - 3.7%
Acceleron Pharma, Inc. (a)	26,558	598,617
Acorda Therapeutics, Inc. (a)	15,527	475,281
Agenus, Inc. (a)	587,021	1,420,591
Agios Pharmaceuticals, Inc. (a)	7,764	179,814
Alkermes plc (a)	5,448	191,715
AMAG Pharmaceuticals, Inc. (a)	71,558	1,930,635
Amicus Therapeutics, Inc. (a) (b)	471,088	998,707
Anacor Pharmaceuticals, Inc. (a)	20,441	265,937
ArQule, Inc. (a) (b)	914,214	2,056,981
Array BioPharma, Inc. (a) (b)	435,405	2,185,733
Athersys, Inc. (a)	269,195	460,323
AVEO Pharmaceuticals, Inc. (a)	571,743	1,183,508
BIND Thereapeutics, Inc. (a)	2,464	32,254
BioCryst Pharmaceuticals, Inc. (a) (b)	830,816	4,781,346
BioMarin Pharmaceutical, Inc. (a)	2,836	178,158
BioSpecifics Technologies Corporation (a)	932	17,428
Cancer Genetics, Inc. (a)	12,201	168,252
Cellular Dynamics International, Inc. (a)	26,348	371,770
Chimerix, Inc. (a)	18,870	285,881
China Biologic Products, Inc. (a)	97	2,775
Clovis Oncology, Inc. (a)	20,898	1,068,097
Codexis, Inc. (a) (b)	27,255	47,424
Curis, Inc. (a) (b)	126,155	503,358
Cytokinetics, Inc. (a)	276,697	1,662,949
Dyax Corporation (a)	245,763	2,020,172
Emergent BioSolutions, Inc. (a) (b)	50,176	979,937
Enanta Pharmaceuticals, Inc. (a)	13,278	265,029
Enzon Pharmaceuticals, Inc.	56,461	83,562
Enzymotec, Ltd. (a)	6,134	127,465
Epizyme, Inc. (a)	13,160	504,291

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Biotechnology - 3.7% (Continued)
Esperion Therapeutics, Inc. (a)	27,442	$430,016
Exact Sciences Corporation (a)	123,648	1,362,601
Five Prime Therapeutics, Inc. (a)	800	9,768
Foundation Medicine, Inc. (a)	14,259	454,577
GTx, Inc. (a)	657,770	1,124,787
Halozyme Therapeutics, Inc. (a)	34,897	406,550
Incyte Corporation (a)	6,595	257,205
Intercept Pharmaceuticals, Inc. (a)	3,077	166,896
KaloBios Pharmaceuticals, Inc. (a)	4,385	17,584
Lexicon Pharmaceuticals, Inc. (a)	131,459	315,502
Ligand Pharmaceuticals, Inc. (a) (b)	23,673	1,225,314
Mirati Therapeutics, Inc. (a)	19,314	325,441
Momenta Pharmaceuticals, Inc. (a)	67,723	1,109,980
Myriad Genetics, Inc. (a) (b)	122,856	2,995,229
Nanosphere, Inc. (a) (b)	1,334,705	2,602,675
Northwest Biotherapeutics, Inc. (a)	1,715	5,557
Novavax, Inc. (a) (b)	512,671	1,589,280
NPS Pharmaceuticals, Inc. (a) (b)	142,139	4,090,760
OncoGenex Pharmaceuticals, Inc. (a)	7,576	53,259
OncoMed Pharmaceuticals, Inc. (a)	13,134	182,694
Onconova Therapeutics, Inc. (a)	14,253	224,342
Oncothyreon, Inc. (a)	446,655	790,579
Ophthotech Corporation (a)	22,053	739,217
OPKO Health, Inc. (a)	1	8
PDL BioPharma, Inc. (b)	255,018	2,063,096
Pharmacyclics, Inc. (a)	980	116,267
Portola Pharmaceuticals, Inc. (a)	31,674	701,579
Progenics Pharmaceuticals, Inc. (a)	139,226	506,783
Protalix BioTherapeutics, Inc. (a)	9,887	43,404
Prothena Corporation plc (a)	82,362	1,979,982
Puma Biotechnology, Inc. (a)	31,442	1,204,543
QLT, Inc. (a) (b)	47,865	208,213
Receptos, Inc. (a)	14,786	377,930
Regado Biosciences, Inc. (a)	3,205	15,256
Regulus Therapeutics, Inc. (a)	7,526	52,456
Rigel Pharmaceuticals, Inc. (a) (b)	198,250	612,593
SciClone Pharmaceuticals, Inc. (a) (b)	106,956	505,902
Sinovac Biotech Ltd. (a)	103,894	572,456
Targacept, Inc. (a)	102,586	487,284
Tetraphase Pharmaceuticals, Inc. (a)	20,039	251,089
Threshold Pharmaceuticals, Inc. (a)	32,569	141,349
Transcept Pharmaceuticals, Inc. (a)	2,450	9,016
Verastem, Inc. (a)	36,709	367,090
Vical, Inc. (a)	348,124	435,155
XOMA Corporation (a) (b)	370,198	1,669,593
Zalicus, Inc. (a)	99,241	434,676
		58,283,523
Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	2,309	131,751
Analogic Corporation	11,190	1,032,054
AngioDynamics, Inc. (a)	240,343	3,778,192
Anika Therapeutics, Inc. (a) (b)	93,487	2,792,457

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Health Care Equipment & Supplies - 3.7% (Continued)
ArthroCare Corporation (a) (b)	76,874	$2,878,162
AtriCure, Inc. (a)	101,339	1,403,545
Atrion Corporation	244	65,192
Cantel Medical Corporation (b)	35,437	1,243,839
Cardiovascular Systems, Inc. (a)	4,039	122,382
CONMED Corporation	7,323	265,605
Cooper Companies, Inc. (The)	720	93,031
CryoLife, Inc.	70,341	632,366
Cutera, Inc. (a)	38,545	387,377
DENTSPLY International, Inc.	1,568	73,853
DexCom, Inc. (a) (b)	100,627	2,891,014
Edwards Lifesciences Corporation (a)	1,432	93,352
Endologix, Inc. (a)	72,393	1,308,141
EnteroMedics, Inc. (a)	191,041	236,891
Exactech, Inc. (a)	15,800	358,660
Given Imaging Ltd. (a) (b)	35,287	713,503
Greatbatch, Inc. (a)	9,453	360,348
Haemonetics Corporation (a)	5,186	210,344
HeartWare International, Inc. (a)	4,420	320,715
Hill-Rom Holdings, Inc.	73,648	3,040,926
ICU Medical, Inc. (a)	122	7,540
IMRIS, Inc. (a)	5,345	8,178
Invacare Corporation	56,947	1,222,652
LDR Holding Corporation (a)	3,118	64,574
MAKO Surgical Corporation (a) (b)	361,776	10,784,543
Medical Action Industries, Inc. (a)	27,263	165,214
Merit Medical Systems, Inc. (a)	124,218	1,986,246
Natus Medical, Inc. (a) (b)	200,130	3,948,565
Neogen Corporation (a)	7,138	329,895
Novadaq Technologies, Inc. (a)	16,322	269,803
NuVasive, Inc. (a)	7,514	238,795
Orthofix International N.V. (a)	73,991	1,516,076
Rochester Medical Corporation (a)	58,372	1,166,273
RTI Surgical, Inc. (a)	118,154	329,650
Sirona Dental Systems, Inc. (a)	3,309	239,075
STAAR Surgical Company (a)	18,577	245,959
STERIS Corporation (b)	27,970	1,263,964
Sunshine Heart, Inc. (a)	31,233	329,196
SurModics, Inc. (a) (b)	50,159	1,182,749
Symmetry Medical, Inc. (a) (b)	204,680	1,657,908
Syneron Medical Ltd. (a) (b)	55,725	529,387
Teleflex, Inc.	1,682	155,047
Thoratec Corporation (a)	4,470	193,059
Tornier N.V. (a) (b)	119,900	2,579,049
Vascular Solutions, Inc. (a)	54,619	1,071,625
West Pharmaceutical Services, Inc. (b)	29,989	1,449,968
ZELTIQ Aesthetics, Inc. (a)	110,452	1,432,562
		58,801,252
Health Care Providers & Services - 3.5%
Addus HomeCare Corporation (a)	78,028	2,017,024
Alliance Healthcare Services, Inc. (a) (b)	31,001	781,535
Amedisys, Inc. (a) (b)	43,768	712,543

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Health Care Providers & Services - 3.5% (Continued)
AMN Healthcare Services, Inc. (a) (b)	231,565	$2,871,406
AmSurg Corporation (a) (b)	112,718	4,834,475
BioScrip, Inc. (a)	190,218	1,333,428
BioTelemetry, Inc. (a)	275,650	2,519,441
Capital Senior Living Corporation (a) (b)	73,037	1,619,961
Centene Corporation (a)	1,771	99,459
China Cord Blood Corporation (a)	1,018	4,225
Corvel Corporation (a)	47,960	1,995,136
Cross Country Healthcare, Inc. (a) (b)	54,253	322,263
Emeritus Corporation (a) (b)	18,629	356,932
Ensign Group, Inc. (The) (b)	6,249	266,082
Envision Healthcare Holdings, Inc. (a)	8,209	238,471
ExamWorks Group, Inc. (a)	2,564	66,279
Five Star Quality Care, Inc. (a)	275,584	1,397,211
Gentiva Health Services, Inc. (a)	51,467	589,297
Hanger, Inc. (a)	24,717	907,114
HealthSouth Corporation (b)	113,367	3,980,315
Kindred Healthcare, Inc. (b)	185,977	2,581,361
Laboratory Corporation of America Holdings (a)	1,081	109,073
Landauer, Inc.	7,240	350,416
LCA-Vision, Inc. (a)	27,607	90,827
LHC Group, Inc. (a) (b)	48,028	989,377
LifePoint Hospitals, Inc. (a) (b)	86,016	4,441,866
Magellan Health Services, Inc. (a) (b)	94,407	5,541,691
Molina Healthcare, Inc. (a)	11,854	375,061
MWI Veterinary Supply, Inc. (a)	694	110,096
National Healthcare Corporation	2,906	140,592
National Research Corporation - Class A (a)	10,560	185,222
National Research Corporation - Class B	2,932	82,067
PharMerica Corporation (a) (b)	69,748	1,029,480
Premier, Inc. - Class A (a) (b)	30,312	933,913
Providence Service Corporation (The) (a)	71,972	2,151,243
Quest Diagnostics, Inc.	2,485	148,876
Select Medical Holdings Corporation	27,047	229,359
Skilled Healthcare Group, Inc. - Class A (a)	113,457	483,327
Triple-S Management Corporation (a)	102,699	1,829,069
U.S. Physical Therapy, Inc. (b)	34,302	1,094,920
Universal Health Services, Inc. - Class B	1,578	127,124
VCA Antech, Inc. (a) (b)	190,292	5,413,807
WellCare Health Plans, Inc. (a)	2,489	165,967
		55,517,331
Health Care Technology - 1.1%
athenahealth, Inc. (a)	1,130	150,867
HealthStream, Inc. (a)	72,260	2,581,127
iCAD, Inc. (a)	5,195	46,703
MedAssets, Inc. (a) (b)	111,703	2,572,520
Medidata Solutions, Inc. (a) (b)	34,808	3,839,671
Merge Healthcare, Inc. (a) (b)	798,856	2,029,094
Omnicell, Inc. (a) (b)	164,172	3,787,448
Quality Systems, Inc.	140,655	3,209,747
		18,217,177

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (a) (b)	648,446	$4,584,513
Albany Molecular Research, Inc. (a) (b)	108,127	1,416,464
BG Medicine, Inc. (a)	868	515
Bio-Rad Laboratories, Inc. - Class A (a)	959	118,456
Bruker Corporation (a)	8,436	172,516
Cambrex Corporation (a)	249,236	4,192,149
Charles River Laboratories International, Inc. (a)	64,936	3,195,501
Covance, Inc. (a)	1,372	122,465
Fluidigm Corporation (a)	27,868	877,842
Furiex Pharmaceuticals, Inc. (a)	2,964	115,892
Harvard Bioscience, Inc. (a)	93,998	553,648
Luminex Corporation (a)	397	7,741
Mettler-Toledo International, Inc. (a)	417	103,191
NanoString Technologies, Inc. (a)	11,823	121,659
NeoGenomics, Inc. (a)	417	1,518
Nordion, Inc. (a) (b)	83,128	687,469
Pacific Biosciences of California, Inc. (a)	105,228	432,487
PAREXEL International Corporation (a)	1,675	76,564
PerkinElmer, Inc.	5,332	202,829
pSivida Corporation (a)	5,795	14,198
QIAGEN N.V. (a)	7,672	177,683
Techne Corporation	5,615	490,695
		17,665,995
Pharmaceuticals - 2.0%
Actavis plc (a)	1,271	196,471
Akorn, Inc. (a)	98,780	2,019,063
Alimera Sciences, Inc. (a)	678	1,451
Biodel, Inc. (a)	223,200	564,696
Biota Pharmaceuticals, Inc. (b)	15,369	58,863
Cardiome Pharma Corporation (a)	19,615	85,325
Cempra, Inc. (a)	127,086	1,443,697
Corcept Therapeutics, Inc. (a)	136,521	230,721
Cornerstone Therapeutics, Inc. (a)	50,627	479,438
DepoMed, Inc. (a) (b)	31,206	224,683
Endo Health Solutions, Inc. (a)	2,437	106,570
Evoke Pharma, Inc. (a)	20,348	229,322
Hi-Tech Pharmacal Company, Inc.	61,013	2,629,050
Hospira, Inc. (a)	1,791	72,571
Impax Laboratories, Inc. (a) (b)	214,390	4,343,541
Lannett Company, Inc. (a)	57,263	1,351,979
Mallinckrodt plc (a)	1,919	80,617
Medicines Company (The) (a) (b)	131,823	4,471,436
Nektar Therapeutics (a)	36,264	344,871
Pain Therapeutics, Inc. (a)	57,668	211,065
Perrigo Company	613	84,527
POZEN, Inc. (a)	87,775	551,666
Questcor Pharmaceuticals, Inc.	45,873	2,815,226
Sagent Pharmaceuticals, Inc. (a)	120,901	2,622,343
Salix Pharmaceuticals Ltd. (a)	4,241	304,292
Santarus, Inc. (a) (b)	143,276	3,342,629
Sucampo Pharmaceuticals, Inc. (a)	88,026	545,761
Ventrus BioSciences, Inc. (a)	276,771	786,030

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Pharmaceuticals - 2.0% (Continued)
ViroPharma, Inc. (a)	15,019	$583,038
Zoetis, Inc.	3,177	100,584
		30,881,526
Industrials - 13.5%
Aerospace & Defense - 0.9%
AAR Corporation (b)	18,785	550,025
AeroVironment, Inc. (a)	2,599	70,459
Alliant Techsystems, Inc.	354	38,540
American Science & Engineering, Inc.	4,797	315,547
Astronics Corporation (a)	17,821	874,298
Astronics Corporation - Class B (a)	5,168	249,563
Cubic Corporation	10,713	562,432
Curtiss-Wright Corporation	3,788	188,567
DigitalGlobe, Inc. (a)	2,294	72,995
Ducommun, Inc. (a)	31,896	792,935
Engility Holdings, Inc. (a)	17,828	552,133
Esterline Technologies Corporation (a)	16,223	1,300,436
HEICO Corporation	13,184	706,399
Hexcel Corporation (a)	2,528	106,960
Innovative Solutions & Support, Inc.	2,554	20,125
Kratos Defense & Security Solutions, Inc. (a)	133,455	1,131,698
MOOG, Inc. - Class A (a)	2,450	146,338
Orbital Sciences Corporation (a)	181,553	4,188,428
Sparton Corporation (a)	60,575	1,598,574
Spirit AeroSystems Holdings, Inc. - Class A (a)	4,297	114,687
Sypris Solutions, Inc.	18,884	60,240
Teledyne Technologies, Inc. (a)	7,047	625,914
Triumph Group, Inc.	3,361	240,816
		14,508,109
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a) (b)	42,347	306,592
Atlas Air Worldwide Holdings, Inc. (a)	34,479	1,276,757
Forward Air Corporation	3,745	151,598
Hub Group, Inc. - Class A (a) (b)	9,029	331,635
Pacer International, Inc. (a)	19,459	155,283
Park-Ohio Holdings Corporation (a) (b)	38,853	1,608,903
UTi Worldwide, Inc.	3,442	52,319
		3,883,087
Airlines - 0.6%
Allegiant Travel Company	1,770	184,558
Copa Holdings, S.A. - Class A	880	131,595
Hawaiian Holdings, Inc. (a)	17,004	140,198
JetBlue Airways Corporation (a) (b)	283,166	2,007,647
Republic Airways Holdings, Inc. (a) (b)	464,438	5,471,079
SkyWest, Inc. (b)	95,641	1,438,441
		9,373,518
Building Products - 0.6%
AAON, Inc.	26,815	724,273
American Woodmark Corporation (a)	14,938	506,697
Apogee Enterprises, Inc.	3,568	111,607
Armstrong World Industries, Inc. (a)	4,503	240,595
Gibraltar Industries, Inc. (a)	69,478	1,112,343

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Building Products - 0.6% (Continued)
Griffon Corporation	3,733	$46,775
Insteel Industries, Inc.	11,924	197,819
Patrick Industries, Inc. (a)	69,382	2,170,269
PGT, Inc. (a)	74,832	781,994
Quanex Building Products Corporation	8,590	152,730
Simpson Manufacturing Company, Inc.	2,910	103,160
Trex Company, Inc. (a)	14,069	987,925
Universal Forest Products, Inc.	55,752	2,950,396
		10,086,583
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	23,120	636,031
ARC Document Solutions, Inc. (a)	465,086	2,902,137
Brink's Company (The) (b)	25,803	810,214
Casella Waste Systems, Inc. (a) (b)	169,400	1,001,154
CECO Environmental Corporation	5,409	95,469
Copart, Inc. (a)	3,760	121,185
Costa, Inc. (a)	2,919	58,730
Courier Corporation	183	3,109
Covanta Holding Corporation	217,798	3,739,592
CyrusOne, Inc.	22,115	431,021
Ennis, Inc.	10,197	180,997
G&K Services, Inc.	11,095	692,328
HNI Corporation	56,511	2,195,452
Interface, Inc.	18,002	364,540
Iron Mountain, Inc. (b)	17,587	466,759
KAR Auction Services, Inc.	2,282	67,821
Kimball International, Inc. - Class B	133,626	1,563,424
Knoll, Inc.	47,095	773,300
Metalico, Inc. (a)	17,252	28,293
Multi-Color Corporation	13,985	487,098
Performant Financial Corporation (a)	168,276	1,677,712
Pitney Bowes, Inc.	7,918	168,970
Progressive Waste Solutions Ltd.	7,340	197,079
R.R. Donnelley & Sons Company	90,534	1,681,216
Republic Services, Inc.	5,100	170,697
Ritchie Bros. Auctioneers, Inc.	8,652	171,310
Rollins, Inc.	8,921	246,576
Standard Parking Corporation (a)	13,362	353,692
Steelcase, Inc. - Class A (b)	65,118	1,067,284
SYKES Enterprises, Inc. (a) (b)	16,629	311,295
Tetra Tech, Inc. (a)	6,651	173,791
UniFirst Corporation	2,168	222,914
US Ecology, Inc.	45,551	1,619,338
Viad Corp (b)	53,384	1,425,353
		26,105,881
Construction & Engineering - 1.3%
Argan, Inc.	55,701	1,239,347
Comfort Systems USA, Inc.	15,523	289,193
Dycom Industries, Inc. (a) (b)	110,615	3,279,735
EMCOR Group, Inc.	129,739	4,808,127
Furmanite Corporation (a)	163,836	1,843,155
Goldfield Corporation (The) (a)	40,906	77,721

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Construction & Engineering - 1.3% (Continued)
Granite Construction, Inc.	10,151	$328,385
MYR Group, Inc. (a)	57,077	1,509,687
Northwest Pipe Company (a)	41,930	1,510,738
Orion Marine Group, Inc. (a)	25,905	323,813
Pike Electric Corporation	212,818	2,300,563
Primoris Services Corporation (b)	74,056	1,928,418
Tutor Perini Corporation (a)	81,596	1,872,628
		21,311,510
Electrical Equipment - 0.8%
Acuity Brands, Inc.	2,028	203,834
American Electric Technologies, Inc. (a)	552	4,527
American Superconductor Corporation (a)	212,022	462,208
AMETEK, Inc.	1,689	80,785
AZZ, Inc.	2,079	93,347
Babcock & Wilcox Company (The) (b)	4,372	140,822
Belden, Inc.	2,405	161,760
Brady Corporation - Class A	33,260	970,860
Broadwind Energy, Inc. (a)	95,637	698,150
EnerSys, Inc.	8,398	557,207
Franklin Electric Company, Inc.	5,087	192,543
Global Power Equipment Group, Inc.	21,163	430,879
Hubbell, Inc. - Class B	1,913	205,724
II-VI, Inc. (a)	92,849	1,584,004
Lihua International, Inc. (a)	34,815	202,275
Orion Energy Systems, Inc. (a)	561	2,384
Polypore International, Inc. (a) (b)	58,131	2,627,521
Powell Industries, Inc. (a)	43,518	2,734,236
Preformed Line Products Company (b)	6,299	529,242
Roper Industries, Inc.	467	59,220
Sensata Technologies Holding N.V. (a)	4,532	170,539
Thermon Group Holdings, Inc. (a)	24,183	568,542
Vicor Corporation (a) (b)	10,419	91,792
		12,772,401
Industrial Conglomerates - 0.1%
Standex International Corporation	14,373	884,083

Machinery - 3.1%
Accuride Corporation (a)	1,746	7,857
Actuant Corporation - Class A (b)	87,139	3,272,941
Adept Technology, Inc. (a)	60,162	500,548
Alamo Group, Inc.	22,637	1,068,240
Albany International Corporation - Class A	65,481	2,410,356
Altra Holdings, Inc.	2,192	66,571
Ampco-Pittsburgh Corporation (b)	5,680	104,569
Blount International, Inc. (a)	7,760	94,517
Chart Industries, Inc. (a)	911	97,905
China Yuchai International Ltd. (b)	27,913	652,327
CIRCOR International, Inc. (b)	17,527	1,292,967
Colfax Corporation (a)	1,920	107,443
Columbus McKinnon Corporation (a) (b)	18,540	482,225
Commercial Vehicle Group, Inc. (a)	26,324	207,170
Crane Company	1,249	79,311

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Machinery - 3.1% (Continued)
Duoyuan Printing, Inc. (a)	105,640	$4,754
Dynamic Materials Corporation	23,308	515,107
Energy Recovery, Inc. (a)	37,335	218,036
Federal Signal Corporation (a)	197,498	2,703,748
Flow International Corporation (a)	103,883	414,493
Global Brass & Copper Holdings, Inc. (a)	29,088	544,818
Graham Corporation	30,450	1,120,865
Hardinge, Inc.	11,641	172,170
Harsco Corporation	25,956	723,653
Hyster-Yale Materials Handling, Inc. - Class A (b)	34,731	2,724,300
ITT Corporation	3,538	140,565
John Bean Technologies Corporation (b)	118,524	3,221,482
Kadant, Inc. (b)	41,019	1,468,480
Kennametal, Inc.	2,992	137,632
L.B. Foster Company - Class A	9,404	439,637
Lincoln Electric Holdings, Inc.	1,612	111,615
Lydall, Inc. (a)	36,045	656,740
Manitex International, Inc. (a)	29,096	376,211
Manitowoc Company, Inc. (The)	229,475	4,465,584
Meritor, Inc. (a)	24,638	169,263
Miller Industries, Inc.	2,226	41,715
Mueller Industries, Inc.	35,417	2,135,291
Mueller Water Products, Inc. - Class A (b)	690,640	5,918,785
NACCO Industries, Inc. - Class A (b)	30,889	1,759,746
NN, Inc.	34,026	547,138
Oshkosh Corporation (a)	2,313	110,076
Snap-on, Inc.	826	85,962
SPX Corporation	1,943	176,250
Sun Hydraulics Corporation	6,397	253,833
Tennant Company	10,925	663,038
Titan International, Inc. (b)	139,265	2,019,342
Toro Company (The) (b)	45,302	2,670,100
Trinity Industries, Inc.	3,545	179,483
WABCO Holdings, Inc. (a) (b)	6,708	574,741
Watts Water Technologies, Inc. - Class A	1,896	109,551
Woodward, Inc.	4,196	168,218
Xylem, Inc.	8,352	288,144
		48,475,513
Marine - 0.5%
Baltic Trading Ltd.	493,530	2,211,014
Box Ships, Inc.	23,758	90,280
Costamare, Inc. (b)	43,807	813,496
Diana Shipping, Inc. (a)	40,724	461,810
DryShips, Inc. (a) (b)	223,836	615,549
Global Ship Lease, Inc. (a)	15,707	78,692
International Shipholding Corporation	21,400	531,148
Matson, Inc. (b)	47,159	1,277,537
Navios Maritime Holdings, Inc. (b)	110,361	781,356
Newlead Holdings, Ltd. (a)	6,003	7,354
Paragon Shipping, Inc. (a)	155,216	838,167
Star Bulk Carriers Corporation (a)	69,781	551,270
		8,257,673

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Professional Services - 1.2%
Barrett Business Services, Inc.	1,598	$133,066
CDI Corporation	3,324	53,350
CRA International, Inc. (a)	10,242	195,110
Dolan Company (The) (a)	14,085	36,199
Exponent, Inc.	8,697	657,580
Franklin Covey Company (a)	10,078	189,466
GP Strategies Corporation (a)	5,340	149,627
Heidrick & Struggles International, Inc. (b)	76,800	1,422,336
Huron Consulting Group, Inc. (a)	15,132	886,281
ICF International, Inc. (a)	566	19,595
Insperity, Inc.	8,145	314,967
Kforce, Inc.	5,512	108,531
Korn/Ferry International (a) (b)	126,938	3,021,125
National Technical Systems, Inc. (a)	37,884	867,165
Navigant Consulting, Inc. (a) (b)	170,219	2,953,300
On Assignment, Inc. (a) (b)	66,175	2,236,053
Pendrell Corporation (a)	7,905	17,628
Portfolio Recovery Associates, Inc. (a)	11,734	697,586
Resources Connection, Inc.	121,597	1,551,578
Robert Half International, Inc.	3,194	123,065
RPX Corporation (a) (b)	19,194	342,805
Towers Watson & Company	646	74,167
TrueBlue, Inc. (a)	46,839	1,156,923
Verisk Analytics, Inc. - Class A (a)	3,213	220,155
Volt Information Sciences, Inc. (a)	9,526	82,876
VSE Corporation	15,790	691,602
		18,202,136
Road & Rail - 1.2%
AMERCO	594	119,946
Arkansas Best Corporation	8,903	243,675
Avis Budget Group, Inc. (a) (b)	156,794	4,912,356
Celadon Group, Inc. (b)	6,956	128,964
Con-Way, Inc.	22,185	914,022
Genesee & Wyoming, Inc. - Class A (a)	1,078	107,628
Heartland Express, Inc.	81,963	1,176,989
Landstar System, Inc.	17,913	990,410
Marten Transport Ltd. (b)	70,361	1,241,168
Quality Distribution, Inc. (a)	115,744	1,189,848
Roadrunner Transportation Systems, Inc. (a) (b)	48,749	1,291,849
Ryder System, Inc. (b)	71,157	4,684,265
Saia, Inc. (a) (b)	42,730	1,390,007
Universal Truckload Services, Inc.	15,368	409,711
USA Truck, Inc. (a)	6,311	83,810
Vitran Corporation, Inc. (a)	13,682	74,977
		18,959,625
Trading Companies & Distributors - 1.3%
Aceto Corporation	129,612	2,067,312
AerCap Holdings N.V. (a)	6,742	136,795
Air Lease Corporation (b)	95,805	2,816,667
Aircastle Ltd.	23,836	449,785
Applied Industrial Technologies, Inc.	1,148	54,312
Beacon Roofing Supply, Inc. (a)	43,801	1,520,333

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Trading Companies & Distributors - 1.3% (Continued)
CAI International, Inc. (a) (b)	81,634	$1,786,968
DXP Enterprises, Inc. (a)	19,602	1,801,424
Edgen Group, Inc. (a)	124,621	1,491,714
GATX Corporation (b)	23,306	1,201,424
H&E Equipment Services, Inc. (a)	27,875	697,711
HD Supply Holdings, Inc. (a)	19,174	387,123
MFC Industrial Ltd. (b)	78,155	633,837
MSC Industrial Direct Company, Inc. - Class A	749	57,201
TAL International Group, Inc. (a)	12,275	593,005
Textainer Group Holdings Ltd. (b)	108,832	4,124,733
		19,820,344
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	54,116	531,419
Macquarie Infrastructure Company, LLC	1,379	75,721
Wesco Aircraft Holdings, Inc. (a)	16,853	308,747
		915,887
Information Technology - 16.3%
Communications Equipment - 2.7%
ADTRAN, Inc.	5,894	138,391
Alliance Fiber Optic Products, Inc.	35,080	651,436
Anaren, Inc. (a)	3,150	78,687
Applied Optoelectronics, Inc. (a)	5,960	75,573
Arris Group, Inc. (a) (b)	168,119	3,002,605
AudioCodes Ltd. (a)	17,058	103,883
Aviat Networks, Inc. (a)	186,901	385,016
Bel Fuse, Inc. - Class B	4,580	96,363
Black Box Corporation (b)	26,775	670,446
Brocade Communications Systems, Inc. (a)	45,723	366,699
CalAmp Corporation (a)	92,724	2,181,796
Calix, Inc. (a)	49,134	499,693
Ceragon Networks Ltd. (a) (b)	21,178	73,064
CIENA Corporation (a)	8,525	198,377
Comtech Telecommunications Corporation	67,932	2,039,319
Digi International, Inc. (a)	14,389	145,041
EchoStar Corporation - Class A (a) (b)	36,312	1,741,524
Emulex Corporation (a)	210,410	1,584,387
Extreme Networks, Inc. (a)	721,676	3,868,183
Finisar Corporation (a)	10,794	248,370
Globecomm Systems, Inc. (a)	148,967	2,090,007
Harmonic, Inc. (a) (b)	331,038	2,419,888
Infinera Corporation (a) (b)	263,309	2,688,385
Ixia (a)	57,834	820,086
JDS Uniphase Corporation (a)	9,878	129,303
Meru Networks, Inc. (a)	19,437	58,505
Mitel Networks Corporation (a)	29,593	176,374
Oplink Communications, Inc. (a)	73,513	1,341,612
ORBCOMM, Inc. (a)	58,338	351,778
PCTEL, Inc.	7,388	68,044
Plantronics, Inc.	35,309	1,516,168
Radware Ltd. (a)	95,841	1,434,740
Ruckus Wireless, Inc. (a)	29,652	429,954
ShoreTel, Inc. (a) (b)	655,742	5,213,149

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.3% (Continued)
Communications Equipment - 2.7% (Continued)
Sierra Wireless, Inc. - ADR (a)	45,251	$817,233
Silicom Ltd.	5,661	251,462
Sonus Networks, Inc. (a) (b)	990,561	2,971,683
Sycamore Networks, Inc.	111,610	53,573
Symmetricom, Inc. (a)	39,988	286,714
Tellabs, Inc. (b)	627,862	1,531,983
TESSCO Technologies, Inc.	326	11,550
UTStarcom Holdings Corporation (a)	33,051	92,543
ViaSat, Inc. (a)	4,461	294,961
Westell Technologies, Inc. - Class A (a)	51,668	185,488
Zhone Technologies, Inc. (a)	58,592	239,055
		43,623,091
Computers & Peripherals - 0.8%
Apple, Inc.	833	435,118
Concurrent Computer Corporation	5,267	38,818
Cray, Inc. (a)	2,207	49,349
Datalink Corporation (a) (b)	32,300	331,721
Dot Hill Systems Corporation (a)	62,424	181,030
Electronics For Imaging, Inc. (a) (b)	18,295	627,701
Hutchinson Technology, Inc. (a)	290,206	1,079,566
Immersion Corporation (a) (b)	86,404	1,099,059
Intevac, Inc. (a)	20,949	106,840
Lexmark International, Inc. - Class A (b)	64,304	2,286,007
Novatel Wireless, Inc. (a)	144,471	442,804
On Track Innovations Ltd. (a)	13,128	22,055
QLogic Corporation (a)	220,949	2,728,720
Quantum Corporation (a)	26,831	33,270
Qumu Corporation (a)	8,475	126,955
Silicon Graphics International Corporation (a)	43,513	555,661
Stratasys Ltd. (a)	1,790	202,682
Super Micro Computer, Inc. (a)	73,432	1,022,173
Xyratex Ltd.	61,814	614,431
		11,983,960
Electronic Equipment, Instruments & Components - 2.7%
Aeroflex Holding Corporation (a) (b)	4,767	36,944
Agilysys, Inc. (a)	2,484	29,187
Anixter International, Inc. (a)	1,255	107,290
AVX Corporation	84,352	1,117,664
Badger Meter, Inc.	8,678	451,343
Benchmark Electronics, Inc. (a) (b)	115,642	2,628,543
Celestica, Inc. (a) (b)	17,072	187,109
Checkpoint Systems, Inc. (a)	38,482	654,964
Clearfield, Inc. (a)	29,825	442,603
Control4 Corporation (a)	7,281	119,772
CTS Corporation	65,236	1,214,694
Daktronics, Inc.	92,982	1,112,065
Electro Rent Corporation	8,886	161,192
Fabrinet (a) (b)	111,228	1,861,957
FARO Technologies, Inc. (a)	11,327	538,032
FEI Company	1,860	165,689
GSI Group, Inc. (The) (a)	34,036	339,679
Hollysys Automation Technologies Ltd. (a)	38,286	642,056

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.3% (Continued)
Electronic Equipment, Instruments & Components - 2.7% (Continued)
Identive Group, Inc. (a) (b)	29,153	$18,655
Ingram Micro, Inc. - Class A (a)	6,354	147,222
Insight Enterprises, Inc. (a)	121,441	2,558,762
Key Tronic Corporation (a)	1,390	15,082
Littelfuse, Inc.	2,956	251,349
Maxwell Technologies, Inc. (a)	131,340	985,050
Measurement Specialties, Inc. (a)	18,104	1,008,936
Mesa Laboratories, Inc.	10,516	732,229
Methode Electronics, Inc.	81,379	2,081,675
Molex, Inc.	31,757	1,225,820
Molex, Inc. - Class A	3,276	126,126
Multi-Fineline Electronix, Inc. (a) (b)	38,104	510,975
Nam Tai Electronics, Inc.	8,070	56,409
NeoPhotonics Corporation (a)	19,259	136,546
Netlist, Inc. (a)	22,786	18,691
Newport Corporation (a) (b)	72,849	1,156,114
Orbotech Ltd. (a) (b)	73,095	871,292
OSI Systems, Inc. (a)	5,354	389,985
Park Electrochemical Corporation	2,772	77,755
PC Connection, Inc.	2,901	57,991
Perceptron, Inc.	14,999	209,836
Plexus Corporation (a) (b)	63,281	2,422,397
RF Industries, Ltd.	4,998	45,932
Rogers Corporation (a)	11,431	696,834
Sanmina Corporation (a) (b)	453,658	6,605,260
ScanSource, Inc. (a)	77,805	2,992,380
SYNNEX Corporation (a)	23,430	1,436,259
TTM Technologies, Inc. (a)	232,922	2,038,068
Universal Display Corporation (a)	40,978	1,307,198
Vishay Intertechnology, Inc. (a)	42,554	522,138
Vishay Precision Group, Inc. (a)	5,571	91,364
		42,605,113
Internet Software & Services - 2.0%
Active Network, Inc. (The) (a)	341,803	4,935,635
Autobytel, Inc. (a)	4,751	38,721
Benefitfocus, Inc. (a)	14,211	711,971
Brightcove, Inc. (a)	176,917	2,701,523
ChannelAdvisor Corporation (a)	17,473	609,109
comScore, Inc. (a)	81,009	2,164,560
CoStar Group, Inc. (a)	652	115,397
Cvent, Inc. (a)	21,559	668,113
DealerTrack Holdings, Inc. (a)	3,664	136,667
Demand Media, Inc. (a)	224,804	1,074,563
EarthLink, Inc.	42,016	212,601
eBay, Inc. (a)	2,112	111,324
eGain Corporation (a)	25,551	293,325
Envestnet, Inc. (a)	10,690	388,047
Facebook, Inc. - Class A (a)	2,563	128,816
GigaMedia Ltd. (a)	16,180	16,504
Internet Gold-Golden Lines Ltd. (a)	3,618	38,496
IntraLinks Holdings, Inc. (a)	104,000	1,080,560
J2 Global, Inc.	22,672	1,246,507

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.3% (Continued)
Internet Software & Services - 2.0% (Continued)
Limelight Networks, Inc. (a)	202,152	$388,132
LivePerson, Inc. (a)	67,561	631,020
LogMeIn, Inc. (a)	6,734	217,508
Marchex, Inc. - Class B	10,030	89,468
Marketo, Inc. (a)	8,422	284,327
Move, Inc. (a)	22,214	376,976
NIC, Inc.	37,561	924,752
Perficient, Inc. (a)	163,130	2,951,022
Perion Network Ltd. (a)	18,273	205,571
RealNetworks, Inc. (a)	37,496	287,594
Saba Software, Inc. (a)	12,580	145,928
SINA Corporation (a)	891	74,452
SPS Commerce, Inc. (a)	8,776	598,084
Stamps.com, Inc. (a)	32,187	1,462,577
Support.com, Inc. (a)	392,500	1,750,550
Synacor, Inc. (a)	93,517	216,959
Textura Corporation (a)	1,847	70,795
Travelzoo, Inc. (a)	3,038	65,408
Tremor Video, Inc. (a)	39,903	384,665
United Online, Inc.	25,485	220,190
Unwired Planet, Inc. (a)	33,805	54,764
WebMD Health Corporation (a)	21,382	753,074
XO Group, Inc. (a)	20,879	289,801
Xoom Corporation (a)	19,715	586,521
Yahoo!, Inc. (a)	7,063	232,585
YuMe, Inc. (a)	45,621	375,917
Zix Corporation (a)	323,846	1,321,292
		31,632,371
IT Services - 1.8%
Acxiom Corporation (a)	18,451	613,127
Cardtronics, Inc. (a) (b)	7,866	308,740
Computer Task Group, Inc.	23,770	407,180
CoreLogic, Inc. (a)	52,814	1,757,122
CSG Systems International, Inc.	40,838	1,137,747
DST Systems, Inc. (b)	49,972	4,236,126
Echo Global Logistics, Inc. (a)	1,069	19,680
Euronet Worldwide, Inc. (a)	3,484	151,206
EVERTEC, Inc.	3,973	93,207
ExlService Holdings, Inc. (a) (b)	10,347	299,132
FleetCor Technologies, Inc. (a)	1,576	181,792
Genpact Ltd. (a)	8,507	168,694
Global Cash Access Holdings, Inc. (a)	182,022	1,510,783
Hackett Group, Inc. (The)	150,807	1,073,746
iGATE Corporation (a) (b)	207,124	6,594,828
Information Services Group, Inc. (a)	205,718	876,359
InterXion Holding N.V. (a)	20,872	468,785
Leidos Holdings, Inc.	4,993	235,120
Lender Processing Services, Inc.	76,319	2,634,532
MAXIMUS, Inc.	27,252	1,320,359
ModusLink Global Solutions, Inc. (a)	43,270	178,272
MoneyGram International, Inc. (a) (b)	94,424	1,993,291
PFSweb, Inc. (a)	16,855	121,187

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.3% (Continued)
IT Services - 1.8% (Continued)
PRGX Global, Inc. (a)	1,306	$9,377
Sapient Corporation (a)	139,879	2,211,487
ServiceSource International, Inc. (a)	6,560	70,979
Syntel, Inc.	2,401	206,102
TeleTech Holdings, Inc. (a)	3,292	87,139
Total System Services, Inc.	2,447	72,994
Vantiv, Inc. - Class A (a)	8,484	233,310
Virtusa Corporation (a)	3,637	113,038
		29,385,441
Office Electronics - 0.0% (c)
Zebra Technologies Corporation - Class A (a)	2,331	112,611

Semiconductors & Semiconductor Equipment - 3.0%
Alpha & Omega Semiconductor Ltd. (a)	3,766	27,718
Ambarella, Inc. (a)	36,462	749,294
Amkor Technology, Inc. (a)	383,731	2,037,612
Amtech Systems, Inc. (a)	2,731	21,848
ANADIGICS, Inc. (a) (b)	822,281	1,661,008
ATMI, Inc. (a)	59,266	1,620,332
Axcelis Technologies, Inc. (a) (b)	985,244	2,137,979
AXT, Inc. (a)	10,772	24,345
Brooks Automation, Inc.	71,697	691,159
Canadian Solar, Inc. (a)	2,297	52,831
Cascade Microtech, Inc. (a)	66,372	679,649
Cavium, Inc. (a)	4,612	185,910
CEVA, Inc. (a)	33,340	477,762
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	41,173	657,533
Cirrus Logic, Inc. (a)	73,127	1,640,239
Cohu, Inc.	2,712	25,927
CSR plc - ADR	754	26,571
Diodes, Inc. (a) (b)	22,998	557,011
DSP Group, Inc. (a)	1,086	8,091
Entegris, Inc. (a) (b)	40,115	415,190
Entropic Communications, Inc. (a)	33,256	142,336
Exar Corporation (a)	102,868	1,186,068
Fairchild Semiconductor International, Inc. (a)	51,336	650,427
FormFactor, Inc. (a)	78,088	407,619
Inphi Corporation (a)	55,216	813,884
Integrated Device Technology, Inc. (a)	49,053	521,924
Integrated Silicon Solution, Inc. (a)	8,122	87,555
Intermolecular, Inc. (a)	46,573	270,123
International Rectifier Corporation (a)	3,607	93,926
Intersil Corporation - Class A (b)	296,645	3,310,558
IXYS Corporation (b)	113,951	1,325,250
Kulicke & Soffa Industries, Inc. (a) (b)	402,587	5,193,372
Lattice Semiconductor Corporation (a) (b)	208,261	1,068,379
LTX-Credence Corporation (a)	303,153	1,858,328
MagnaChip Semiconductor Corporation (a)	51,508	962,684
Mattson Technology, Inc. (a) (b)	396,779	1,174,466
MaxLinear, Inc. - Class A (a)	220,896	1,912,959
Mellanox Technologies Ltd. (a)	797	28,915
Micrel, Inc.	5,940	54,648

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.3% (Continued)
Semiconductors & Semiconductor Equipment - 3.0% (Continued)
Micron Technology, Inc. (a)	5,901	$104,330
Microsemi Corporation (a)	8,256	207,473
Monolithic Power Systems, Inc. (b)	49,209	1,566,815
Nova Measuring Instruments Ltd. (a) (b)	45,052	396,007
NVE Corporation (a)	686	36,612
PDF Solutions, Inc. (a)	71,390	1,639,828
Pericom Semiconductor Corporation (a)	3,082	24,903
PLX Technology, Inc. (a)	262,372	1,584,727
PMC-Sierra, Inc. (a)	67,661	397,170
Power Integrations, Inc.	14,850	852,984
RF Micro Devices, Inc. (a)	156,256	820,344
Semtech Corporation (a)	8,213	255,506
Sigma Designs, Inc. (a)	204,665	1,113,378
Silicon Image, Inc. (a)	207,909	1,091,522
Silicon Laboratories, Inc. (a)	4,004	161,041
Supertex, Inc.	53,968	1,376,724
TriQuint Semiconductor, Inc. (a) (b)	43,434	344,432
Ultra Clean Holdings, Inc. (a)	42,838	398,822
Veeco Instruments, Inc. (a)	243	7,098
Vitesse Semiconductor Corporation (a)	81,785	233,905
		47,375,051
Software - 3.3%
Accelrys, Inc. (a)	11,017	103,009
Actuate Corporation (a) (b)	181,740	1,455,737
Aspen Technology, Inc. (a)	6,810	260,346
Attunity Ltd. (a)	8,059	77,326
AVG Technologies N.V. (a) (b)	78,316	1,574,152
BSQUARE Corporation (a)	5,390	17,356
Cadence Design Systems, Inc. (a)	13,856	179,712
Callidus Software, Inc. (a)	203,272	2,103,865
ClickSoftware Technologies Ltd. (b)	73,151	529,613
Compuware Corporation	196,486	2,098,470
Comverse, Inc. (a)	9,194	290,347
Covisint Corporation (a)	21,615	265,216
Datawatch Corporation (a)	47,195	1,425,289
Ellie Mae, Inc. (a) (b)	187,365	5,414,849
EPIQ Systems, Inc.	75,948	1,136,182
ePlus, Inc.	29,410	1,598,728
Evolving Systems, Inc.	31,814	331,820
Fair Isaac Corporation	2,384	136,556
FireEye, Inc. (a)	7,140	270,249
Gigamon, Inc. (a)	10,523	323,898
Guidance Software, Inc. (a)	6,552	57,264
Guidewire Software, Inc. (a)	2,526	128,119
Imperva, Inc. (a)	12,961	496,925
Interactive Intelligence Group, Inc. (a)	16,240	997,948
Manhattan Associates, Inc. (a) (b)	22,155	2,359,729
Mentor Graphics Corporation	6,703	148,002
MicroStrategy, Inc. - Class A (a)	5,271	643,009
Model N, Inc. (a)	106,146	954,253
Monotype Imaging Holdings, Inc.	11,217	316,544
Net 1 UEPS Technologies, Inc. (a)	64,770	769,468

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.3% (Continued)
Software - 3.3% (Continued)
NetScout Systems, Inc. (a)	12,064	$341,652
NetSol Technologies, Inc. (a)	32,930	256,525
Nuance Communications, Inc. (a)	13,107	203,945
Open Text Corporation	1,913	140,299
Park City Group, Inc. (a)	2,289	21,356
Pegasystems, Inc.	24,504	932,622
Proofpoint, Inc. (a)	34,223	1,082,816
PROS Holdings, Inc. (a)	32,843	1,161,000
Qlik Technologies, Inc. (a)	308	7,805
Qualys, Inc. (a)	27,918	580,694
Rally Software Development Corporation (a)	20,062	538,263
Rosetta Stone, Inc. (a)	4,411	66,959
SeaChange International, Inc. (a)	233,985	3,320,247
ServiceNow, Inc. (a)	1,331	72,686
Smith Micro Software, Inc. (a)	224,218	181,617
Solera Holdings, Inc. (b)	1,696	95,349
SS&C Technologies Holdings, Inc. (a) (b)	61,518	2,417,657
Synchronoss Technologies, Inc. (a) (b)	52,689	1,824,093
Tableau Software, Inc. - Class A (a)	5,102	313,569
Take-Two Interactive Software, Inc. (a)	164,166	2,940,213
TeleCommunication Systems, Inc. (a)	72,627	165,590
TeleNav, Inc. (a)	187,868	1,362,043
TIBCO Software, Inc. (a)	2,905	71,347
TiVo, Inc. (a) (b)	315,017	4,186,576
Ultimate Software Group, Inc. (The) (a)	713	110,144
VASCO Data Security International, Inc. (a)	63,250	475,008
Verint Systems, Inc. (a)	61,434	2,243,570
		51,577,626
Materials - 5.4%
Chemicals - 1.9%
A. Schulman, Inc.	26,202	867,810
American Pacific Corporation (a) (b)	38,285	1,742,733
Axiall Corporation	3,139	122,076
Balchem Corporation	6,082	348,255
Calgon Carbon Corporation (a)	4,246	84,708
Chase Corporation	11,300	341,938
Chemtura Corporation (a)	23,564	577,318
CVR Partners, L.P.	103,761	1,841,758
Ferro Corporation (a)	49,606	636,445
FMC Corporation	1,328	96,625
FutureFuel Corporation	78,818	1,372,221
H.B. Fuller Company (b)	115,663	5,536,788
Huntsman Corporation	5,086	118,097
Innophos Holdings, Inc.	6,885	345,076
Innospec, Inc. (b)	14,511	668,377
Koppers Holdings, Inc. (b)	11,421	508,349
Kraton Performance Polymers, Inc. (a)	51,250	1,090,087
Landec Corporation (a)	57,246	670,351
LSB Industries, Inc. (a) (b)	12,670	465,242
Marrone Bio Innovations, Inc. (a)	9,128	158,645
Minerals Technologies, Inc. (b)	51,124	2,895,152
OCI Partners, L.P. (a)	5,576	124,624

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 5.4% (Continued)
Chemicals - 1.9% (Continued)
Olin Corporation	124,985	$2,813,412
OMNOVA Solutions, Inc. (a)	72,908	634,300
Potash Corporation of Saskatchewan, Inc.	18,773	583,840
Quaker Chemical Corporation	12,619	957,908
Rentech Nitrogen Partners, L.P.	14,435	298,949
Scotts Miracle-Gro Company (The) - Class A	2,550	149,736
Stepan Company	9,032	531,714
Taminco Corporation (a)	8,600	171,742
Westlake Chemical Corporation	730	78,417
Yongye International, Inc. (a)	145,150	914,445
Zep, Inc.	72,600	1,444,014
		29,191,152
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd. (a)	11,816	498,281
Headwaters, Inc. (a)	30,096	262,738
United States Lime & Minerals, Inc. (a)	25,837	1,435,503
		2,196,522
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	808	48,011
AptarGroup, Inc.	1,332	85,461
Ball Corporation	2,966	145,008
Berry Plastics Group, Inc. (a)	5,990	120,279
Graphic Packaging Holding Company (a)	101,525	852,810
Myers Industries, Inc.	108,566	1,934,646
Silgan Holdings, Inc.	10,724	483,331
UFP Technologies, Inc. (a)	595	13,715
		3,683,261
Metals & Mining - 2.5%
Alamos Gold, Inc.	45,830	731,905
Alcoa, Inc.	25,932	240,390
Alexco Resource Corporation (a) (b)	242,837	344,829
Allegheny Technologies, Inc.	4,468	147,891
Almaden Minerals Ltd. (a) (b)	54,470	74,079
Asanko Gold, Inc. (a) (b)	101,763	237,108
AuRico Gold, Inc.	209,628	861,571
B2Gold Corporation (a)	25,619	63,279
Banro Corporation (a) (b)	134,397	111,455
Barrick Gold Corporation	15,717	304,753
Carpenter Technology Corporation (b)	77,865	4,619,730
Century Aluminum Company (a)	93,116	808,247
Charles & Colvard Ltd. (a)	38,534	204,616
Cliffs Natural Resources, Inc.	51,561	1,324,086
Commercial Metals Company	224,507	4,121,949
Constellium N.V. - Class A (a)	9,289	171,568
Dominion Diamond Corporation (a) (b)	70,356	946,992
Eldorado Gold Corporation	33,763	227,900
Endeavour Silver Corporation (a) (b)	209,584	876,061
Energy Fuels, Inc. (a)	240,322	32,443
Entrée Gold, Inc. (a) (b)	9,920	4,166
Exeter Resource Corporation (a) (b)	182,209	125,724
First Majestic Silver Corporation (a)	86,307	976,132
Fortuna Silver Mines, Inc. (a)	200,289	787,136

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 5.4% (Continued)
Metals & Mining - 2.5% (Continued)
Franco-Nevada Corporation	3,005	$134,955
Globe Specialty Metals, Inc.	10,791	189,274
Goldcorp, Inc.	5,842	148,562
Great Panther Silver Ltd. (a) (b)	179,940	163,745
Haynes International, Inc.	8,181	440,956
Hi-Crush Partners, L.P.	7,430	225,352
IAMGOLD Corporation	156,753	799,440
International Tower Hill Mines Ltd. (a) (b)	54,931	28,020
Kinross Gold Corporation (b)	222,298	1,127,051
MAG Silver Corporation (a)	6,871	39,165
Materion Corporation	19,552	582,845
McEwen Mining, Inc. (a)	158,933	340,117
Minco Gold Corporation (a)	51,356	10,220
Mines Management, Inc. (a)	19,145	11,487
Nevsun Resources Ltd. (b)	583,190	2,128,644
New Gold, Inc. (a)	43,723	255,780
Newmont Mining Corporation	4,847	132,129
Noranda Aluminum Holding Corporation (b)	741,940	2,018,077
Northern Dynasty Minerals Ltd. (a) (b)	76,581	103,384
NovaGold Resources, Inc. (a)	280,784	609,301
OCI Resources, L.P. (a)	13,088	287,805
Pan American Silver Corporation	82,411	874,381
Platinum Group Metals Ltd. (a)	142,922	164,360
Pretium Resources, Inc. (a) (b)	74,768	244,491
Primero Mining Corporation (a)	157,312	899,825
Quest Rare Minerals Ltd. (a)	102,941	81,313
Rare Element Resources Ltd. (a)	448,890	834,935
Richmont Mines, Inc. (a) (b)	134,508	174,860
Rubicon Minerals Corporation (a) (b)	219,410	304,980
Sandstorm Gold Ltd. (a)	216,799	1,168,547
Silver Standard Resources, Inc. (a)	60,398	339,437
Silver Wheaton Corporation	4,163	94,375
Silvercorp Metals, Inc.	332,086	1,052,713
SunCoke Energy Partners, L.P.	239	6,233
SunCoke Energy, Inc. (a) (b)	81,712	1,634,240
Sutor Technology Group Ltd. (a)	38,956	78,691
Taseko Mines Ltd. (a) (b)	748,386	1,833,546
Worthington Industries, Inc.	23,980	972,149
Yamana Gold, Inc. - ADR	97,956	972,703
		39,852,098
Paper & Forest Products - 0.7%
Boise Cascade Company (a)	17,764	454,936
Clearwater Paper Corporation (a)	12,285	641,523
Deltic Timber Corporation	315	20,122
KapStone Paper and Packaging Corporation	6,544	340,026
Louisiana-Pacific Corporation (a) (b)	197,501	3,359,492
Neenah Paper, Inc. (b)	91,345	3,757,933
P.H. Glatfelter Company	72,989	1,912,312
Schweitzer-Mauduit International, Inc.	17,321	1,071,823
Verso Paper Corporation (a)	1,678	1,200
		11,559,367

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.0%
Alaska Communications Systems Group, Inc. (a) (b)	783,659	$1,927,801
Atlantic Tele-Network, Inc.	5,749	318,610
BCE, Inc.	1,808	78,702
Cbeyond, Inc. (a)	36,568	235,498
Cincinnati Bell, Inc. (a) (b)	995,953	2,848,426
Cogent Communications Group, Inc.	16,310	572,970
Frontier Communications Corporation	22,562	99,498
General Communication, Inc. - Class A (a) (b)	171,524	1,631,193
IDT Corporation - Class B (b)	38,573	844,363
inContact, Inc. (a)	117,375	890,876
Inteliquent, Inc.	192,318	2,471,286
Intelsat S.A. (a)	11,261	229,612
Lumos Networks Corporation	4,365	96,074
Premiere Global Services, Inc. (a) (b)	39,715	357,832
Straight Path Communications, Inc. - Class B (a) (b)	20,162	110,085
tw telecom, inc. (a)	5,286	166,615
Vonage Holdings Corporation (a) (b)	801,933	2,991,210
Windstream Holdings, Inc.	9,288	79,412
		15,950,063
Wireless Telecommunication Services - 0.4%
Cellcom Israel Ltd. (a) (b)	26,051	299,587
RingCentral, Inc. - Class A (a)	7,778	149,804
Shenandoah Telecommunications Company	119,069	3,301,783
Sprint Corporation (a)	22,677	152,616
Telephone and Data Systems, Inc. (b)	53,736	1,675,489
T-Mobile US, Inc. (a)	3,834	106,317
United States Cellular Corporation	4,356	210,830
		5,896,426
Utilities - 1.3%
Electric Utilities - 0.6%
ALLETE, Inc.	1,868	94,390
Brookfield Infrastructure Partners, L.P.	3,787	149,094
Cleco Corporation	20,130	932,824
El Paso Electric Company (b)	47,413	1,667,515
Exelon Corporation	3,031	86,505
Hawaiian Electric Industries, Inc. (b)	29,913	794,789
Northeast Utilities	3,984	170,874
NV Energy, Inc. (b)	104,239	2,474,634
OGE Energy Corporation	7,106	262,211
Pepco Holdings, Inc.	4,075	78,566
PNM Resources, Inc.	67,807	1,621,944
UIL Holdings Corporation	7,477	288,014
Unitil Corporation	23,678	715,549
		9,336,909
Gas Utilities - 0.2%
AGL Resources, Inc.	54	2,585
Chesapeake Utilities Corporation	12,752	693,836
New Jersey Resources Corporation	36,328	1,672,178
Southwest Gas Corporation	5,685	308,468
UGI Corporation	2,724	112,692
		2,789,759

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Utilities - 1.3% (Continued)
Independent Power Producers & Energy Traders - 0.1%
Calpine Corporation (a)	3,714	$74,911
Genie Energy Ltd. - Class B (a) (b)	15,250	157,533
Pattern Energy Group, Inc. (a)	35,644	808,406
Synthesis Energy Systems, Inc. (a) (b)	329,200	217,930
		1,258,780
Multi-Utilities - 0.2%
Avista Corporation (b)	54,459	1,513,416
CMS Energy Corporation	3,299	90,590
MDU Resources Group, Inc.	11,250	335,025
Public Service Enterprise Group, Inc.	2,111	70,718
SCANA Corporation	4,257	198,504
TECO Energy, Inc.	5,417	93,010
Vectren Corporation	45,640	1,593,749
		3,895,012
Water Utilities - 0.2%
American States Water Company	36,937	1,051,966
American Water Works Company, Inc.	1,739	74,551
Aqua America, Inc.	4,831	121,645
California Water Service Group (b)	65,034	1,417,741
Connecticut Water Service, Inc.	2,110	67,625
Middlesex Water Company	2,053	42,559
Pure Cycle Corporation (a)	17,692	118,182
SJW Corporation	4,684	132,229
Tri-Tech Holding, Inc. (a) (b)	2,872	5,256
York Water Company (The)	1,634	33,840
		3,065,594

Total Common Stocks (Cost $1,284,089,511)		$1,465,575,606

PREFERRED STOCKS - 0.2%	Shares	Value
Beazer Homes USA, Inc., 7.500%, CV	5,170	$149,310
Dominion Resources, Inc., Series A, 6.125%, CV (a)	11,367	615,750
Dominion Resources, Inc., Series B, 6.000%, CV (a)	11,148	604,556
MetLife, Inc., 5.000%, CV (a)	35,996	1,034,165
NextEra Energy, Inc. (a)	5,413	275,251
Total Preferred Stocks (Cost $2,593,825)		$2,679,032

OTHER INVESTMENTS - 4.6%	Shares	Value
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	25	$509
Aberdeen Indonesia Fund, Inc.	17,380	176,928
Aberdeen Israel Fund, Inc.	2,782	44,651
Aberdeen Latin America Equity Fund, Inc.	9,000	294,300
Adams Express Company (The)	57,498	745,749
Alliance New York Municipal Income Fund, Inc.	1,092	13,246
AllianceBernstein Income Fund, Inc.	224,719	1,599,999
AllianzGI Equity & Convertible Income Fund	28,635	551,510
Alpine Total Dynamic Dividend Fund	384,154	1,601,922
American Select Portfolio, Inc.	21,236	205,140

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.6% (Continued)	Shares	Value
American Strategic Income Portfolio, Inc.	16,038	$158,295
American Strategic Income Portfolio, Inc. II	6,500	53,365
American Strategic Income Portfolio, Inc. III	223	1,548
ASA Gold and Precious Metals Ltd.	13,440	189,907
Asia Pacific Fund, Inc. (The) (a)	90	949
Asia Tigers Fund, Inc. (The)	800	9,664
Bancroft Fund Ltd.	541	9,976
BlackRock Core Bond Trust	2,803	36,775
BlackRock Credit Allocation Income Trust IV	6,800	88,196
BlackRock EcoSolutions Investment Trust	21,706	172,129
BlackRock Energy and Resources Trust	27,210	729,772
BlackRock Enhanced Capital and Income Fund	9,626	130,144
BlackRock Enhanced Equity Dividend Trust	206,053	1,590,729
BlackRock Global Opportunities Equity Trust	82,608	1,217,642
BlackRock Income Opportunity Trust, Inc.	52,241	520,843
BlackRock International Growth & Income Trust	125,460	1,021,244
BlackRock Long-Term Municipal Advantage Trust	7,987	82,905
BlackRock Maryland Bond Trust	3,423	43,027
BlackRock Municipal Bond Investment Trust	10,492	141,852
BlackRock Municipal Income Quality Trust	7,545	98,915
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	24,248	322,013
BlackRock MuniHoldings Quality Fund, Inc.	15,500	188,480
BlackRock MuniYield Investment Quality Fund	22,214	277,009
BlackRock MuniYield Michigan Quality Fund II, Inc.	9,078	106,213
BlackRock MuniYield New Jersey Fund, Inc.	14,500	200,390
BlackRock MuniYield New Jersey Quality Fund, Inc.	5,500	72,325
BlackRock MuniYield Pennsylvania Quality Fund	16,318	214,582
BlackRock MuniYield Quality Fund II, Inc.	10,212	121,931
BlackRock New Jersey Municipal Bond Trust	1,394	18,875
BlackRock New York Municipal Income Quality Trust	2,696	33,053
BlackRock Pennsylvania Strategic Municipal Trust	3,403	40,360
BlackRock Real Asset Equity Trust	56,714	517,232
BlackRock Resources & Commodities Strategy Trust	96,716	1,129,643
BlackRock S&P Quality Rankings Global Equity Managed Trust	6,112	78,478
BlackRock Utility and Infrastructure Trust	22,120	406,123
Boulder Growth & Income Fund, Inc.	12,135	95,624
Calamos Global Dynamic Income Fund	3,036	26,899
CBRE Clarion Global Real Estate Income Fund	179,505	1,502,457
Central Europe & Russia Fund, Inc. (The)	8,956	306,474
Central Securities Corporation	4,486	108,561
China Fund, Inc. (The)	200	4,532
Clough Global Allocation Fund	5,363	80,499
Cohen & Steers Closed-End Opportunity Fund, Inc.	120,164	1,516,470
Cohen & Steers Dividend Majors Fund, Inc.	40,171	571,633
Cohen & Steers Infrastructure Fund, Inc.	77,576	1,595,738
Cohen & Steers Quality Income Realty Fund, Inc.	60,074	612,154
Cohen & Steers REIT & Preferred Income Fund, Inc.	31,891	521,418
Cutwater Select Income Fund	7,000	125,029
Delaware Investments Colorado Municipal Income Fund, Inc.	5,358	67,296
DTF Tax-Free Income, Inc.	7,514	106,398
Duff & Phelps Global Utility Income Fund, Inc.	38,245	741,188
DWS Global High Income Fund, Inc.	3,035	25,160
DWS High Income Opportunities Fund, Inc.	68,283	974,398

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.6% (Continued)	Shares	Value
Eagle Capital Growth Fund, Inc.	2,802	$23,369
Eaton Vance Enhanced Equity Income Fund	9,274	116,481
Eaton Vance Massachusetts Municipal Bond Fund	5,893	73,014
Eaton Vance Michigan Municipal Bond Fund	1,759	20,739
Eaton Vance Michigan Municipal Income Trust	3,868	43,515
Eaton Vance Municipal Bond Fund	10,058	113,756
Eaton Vance National Municipal Opportunities Trust	23,366	438,813
Eaton Vance New Jersey Municipal Bond Fund	5,067	59,487
Eaton Vance New Jersey Municipal Income Trust	1,636	19,174
Eaton Vance New York Municipal Bond Fund 2	200	2,254
Eaton Vance Ohio Municipal Income Trust	3,116	38,358
Eaton Vance Pennsylvania Municipal Income Trust	1,633	18,682
Eaton Vance Short Duration Diversified Income Fund	12,884	196,996
Eaton Vance Tax-Managed Buy-Write Income Fund	20,345	299,071
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	27,211	268,845
Ellsworth Fund Ltd.	14,949	120,040
Engex, Inc. (a)	633	1,962
Federated Premier Municipal Income Fund	800	10,360
First Opportunity Fund, Inc. (a)	21,010	178,795
First Trust Energy Infrastructure Fund	15,078	340,612
First Trust High Income Long/Short Fund	45,371	799,437
First Trust/Aberdeen Emerging Opportunity Fund	5,572	108,431
Firsthand Technology Value Fund, Inc. (a)	40,942	954,358
Fort Dearborn Income Securities, Inc.	6,940	98,687
Franklin Universal Trust	23,896	167,272
Gabelli Global Utility & Income Trust	7,881	157,935
Gabelli Healthcare & WellnessRx Trust (The)	7,127	74,477
GDL Fund (The)	21,734	247,768
General American Investors Company, Inc.	19,439	691,056
Global High Income Fund, Inc.	12,100	126,929
Guggenheim Equal Weight Enhanced Equity Income Fund	3,700	65,712
Helios Multi-Sector High Income Fund, Inc.	1	1
Herzfeld Caribbean Basin Fund, Inc. (a)	5,400	47,682
India Fund, Inc.	76,647	1,607,288
ING Asia Pacific High Dividend Equity Income Fund	14,159	187,607
ING Global Advantage and Premium Opportunity Fund	3,038	36,031
ING Risk Managed Natural Resources Fund	52,191	529,217
Invesco Municipal Income Opportunities Trust	48,240	300,535
Invesco Municipal Opportunity Trust	11,378	133,805
Invesco Quality Municipal Income Trust	65,116	742,974
Invesco Value Municipal Income Trust	1	13
Invesco Van Kampen Advantage Municipal Income Trust II	400	4,224
Invesco Van Kampen Trust for Investment Grade Municipals	123,537	1,508,387
Japan Equity Fund, Inc. (The)	2,400	16,392
JF China Region Fund, Inc.	209	3,148
Korea Equity Fund, Inc. (a)	6,112	55,558
Latin American Discovery Fund, Inc.	366	5,194
Lazard Global Total Return & Income Fund, Inc.	7,681	132,113
Liberty All-Star Equity Fund	5,474	31,311
Liberty All-Star Growth Fund, Inc.	51,840	261,792
LMP Corporate Loan Fund, Inc.	413	4,973
LMP Real Estate Income Fund, Inc.	700	7,525
Macquarie Global Infrastructure Total Return Fund, Inc.	24,827	563,573

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.6% (Continued)	Shares	Value
Madison Strategic Sector Premium Fund	13,093	$155,807
Managed Duration Investment Grade Municipal Fund	4,410	55,875
MFS Charter Income Trust	5,676	51,141
MFS High Income Municipal Trust	200	906
MFS InterMarket Income Trust I	14,907	120,747
MFS Intermediate High Income Fund	27,153	77,115
MFS Investment Grade Municipal Trust	15,270	131,627
Montgomery Street Income Securities, Inc.	2,435	38,619
Morgan Stanley Asia-Pacific Fund, Inc.	11,373	193,568
Morgan Stanley China A Share Fund, Inc. (a)	14,526	323,494
Morgan Stanley Eastern Europe Fund, Inc.	7,678	149,875
Morgan Stanley Emerging Markets Debt Fund, Inc.	36,734	370,646
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	111,537	1,599,441
Morgan Stanley Emerging Markets Fund, Inc.	11,365	176,157
Morgan Stanley Income Securities, Inc.	9,807	164,758
Neuberger Berman Real Estate Securities Income Fund, Inc.	37,019	174,359
New Ireland Fund, Inc. (The) (a)	7,301	90,532
Nuveen AMT-Free Municipal Income Fund	1	12
Nuveen Arizona Premium Income Municipal Fund, Inc.	15,600	193,128
Nuveen Build America Bond Opportunity Fund	10,264	197,171
Nuveen California Municipal Value Fund 2	4,500	67,050
Nuveen California Premium Income Municipal Fund	3,415	45,044
Nuveen California Select Tax-Free Income Portfolio	12,700	171,831
Nuveen Connecticut Premium Income Municipal Fund	29,581	351,422
Nuveen Dividend Advantage Municipal Fund 2	9,484	123,197
Nuveen Dividend Advantage Municipal Fund 3	5,237	66,300
Nuveen Dividend Advantage Municipal Income Fund	45,792	583,848
Nuveen Equity Premium Advantage Fund	39,285	487,920
Nuveen Equity Premium Income Fund	7,638	95,093
Nuveen Equity Premium Opportunity Fund	41,976	517,144
Nuveen Georgia Dividend Advantage Municipal Fund 2	8,278	98,757
Nuveen Global Government Enhanced Income Fund	15,401	183,118
Nuveen Global Value Opportunities Fund	40,360	547,685
Nuveen Maryland Premium Income Municipal Fund	31,101	379,743
Nuveen Massachusetts Dividend Advantage Municipal Fund	3,614	45,500
Nuveen Massachusetts Premium Income Municipal Fund	5,704	72,156
Nuveen Michigan Quality Income Municipal Fund, Inc.	28,485	362,329
Nuveen Multi-Currency Short-Term Government Income Fund	64,399	691,645
Nuveen Municipal Advantage Fund	46,718	584,909
Nuveen Municipal Market Opportunity Fund	64,309	783,927
Nuveen Municipal Opportunity Fund, Inc.	62,378	810,290
Nuveen Municipal Value Fund 2	4,277	65,139
Nuveen New Jersey Dividend Advantage Municipal Fund	13,992	176,859
Nuveen New Jersey Dividend Advantage Municipal Fund 2	6,334	78,668
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	1	13
Nuveen New Jersey Municipal Value Fund	3,388	47,601
Nuveen New Jersey Premium Income Municipal Fund, Inc.	6,495	86,254
Nuveen New York AMT-Free Municipal Income Fund	86,289	1,057,903
Nuveen New York Dividend Advantage Municipal Fund	8,652	111,524
Nuveen New York Dividend Advantage Municipal Fund 2	6,190	78,737
Nuveen New York Municipal Value Fund	10,645	94,208
Nuveen New York Municipal Value Fund 2	7,303	99,248
Nuveen New York Performance Plus Municipal Fund, Inc.	14,565	196,336
Nuveen North Carolina Premium Income Municipal Fund	22,622	276,667

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.6% (Continued)	Shares	Value
Nuveen Pennsylvania Dividend Advantage Municipal Fund	4,813	$58,911
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	6,118	73,355
Nuveen Pennsylvania Investment Quality Municipal Fund	19,313	242,185
Nuveen Pennsylvania Municipal Value Fund	200	2,726
Nuveen Pennsylvania Premium Income Municipal Fund 2	13,926	170,036
Nuveen Premier Municipal Income Fund, Inc.	22,838	286,389
Nuveen Premium Income Municipal Fund	88,980	1,116,699
Nuveen Premium Income Municipal Fund 2	96,753	1,246,181
Nuveen Quality Income Municipal Fund	54,763	692,204
Nuveen Quality Preferred Income Fund 2	20,994	173,201
Nuveen Quality Preferred Income Fund 3	1,192	9,524
Nuveen Select Quality Municipal Fund	38,722	488,284
Nuveen Tax-Advantaged Dividend Growth Fund	7,597	114,639
Nuveen Virginia Premium Income Municipal Fund	30,349	373,293
Pacholder High Yield Fund, Inc.	1,945	15,755
Petroleum & Resources Corporation	26,698	753,418
Putnam Managed Municipal Income Trust	9,775	65,493
Putnam Master Intermediate Income Trust	46,595	233,441
Putnam Municipal Opportunities Trust	2,818	30,716
Reaves Utility Income Fund (The)	14,648	379,676
RENN Global Entrepreneurs Fund, Inc. (a)	3,821	5,617
RMR Real Estate Income Fund	38,987	713,074
Royce Focus Trust, Inc.	8,210	62,642
Royce Micro-Cap Trust, Inc.	4,031	49,944
Royce Value Trust, Inc.	104,002	1,588,111
Strategic Global Income Fund, Inc.	25,727	237,975
Swiss Helvetia Fund, Inc. (The)	3,853	55,946
Taiwan Fund, Inc. (The) (a)	800	15,216
Templeton Dragon Fund, Inc.	8,145	219,996
Templeton Russia & East European Fund, Inc.	9,200	140,576
Thai Fund, Inc. (The)	101	2,128
Tortoise Pipeline & Energy Fund, Inc.	4,500	129,825
Tortoise Power and Energy Infrastructure Fund, Inc.	4,533	112,917
Transamerica Income Shares, Inc.	1,163	23,818
Tri-Continental Corporation	30,564	584,078
Turkish Investment Fund, Inc. (The)	322	5,281
VelocityShares Daily Inverse VIX Short-Term ETN (a)	258,300	7,490,700
Virtus Total Return Fund	63,288	257,582
Wells Fargo Advantage Multi-Sector Income Fund	62,369	902,479
Western Asset Emerging Markets Debt Fund, Inc.	60,861	1,083,934
Western Asset Emerging Markets Income Fund, Inc.	77,915	977,054
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,273	167,656
Western Asset Inflation Management Fund, Inc.	5,872	96,418
Western Asset Municipal Partners Fund, Inc.	5,713	78,954
Western Asset Variable Rate Strategic Fund, Inc.	1,888	32,077
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	96,310	1,128,753
Western Asset/Claymore Inflation-Linked Securities & Income Fund	37,357	435,956
Zweig Fund, Inc. (The)	4,546	63,644
Zweig Total Return Fund, Inc. (The)	31,833	428,472
Total Other Investments (Cost $72,682,589)		$73,616,186

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 0.0% (c)	Par Value	Value
Financials - 0.0% (c)
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,918

MONEY MARKET FUNDS - 1.1%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (d)	15,218,554	$15,218,554
UMB Money Market Fiduciary, 0.01% (d)	2,419,354	2,419,354
Total Money Market Funds (Cost $17,637,908)		$17,637,908

Total Investments at Value - 98.5% (Cost $1,377,003,833)		$1,559,511,650

Other Assets in Excess of Liabilities - 1.5%		23,285,065	(e)

Net Assets - 100.0%		$1,582,796,715

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of October 31, 2013.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2013

COMMON STOCKS - 63.5%	Shares	Value
Consumer Discretionary - 9.1%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	6,286	$116,982
Ballard Power Systems, Inc.	235,176	322,191
China XD Plastics Company Ltd.	103,237	498,635
Dana Holding Corporation	817	16,013
Motorcar Parts of America, Inc.	4,115	56,293
Quantum Fuel Systems Technologies Worldwide, Inc.	278,301	1,327,496
SORL Auto Parts, Inc.	44,089	212,068
Standard Motor Products, Inc.	1,593	57,603
Tenneco Automotive, Inc.	3,839	203,736
		2,811,017
Automobiles - 0.3%
Kandi Technologies Group, Inc.	753,627	4,936,257
Tesla Motors, Inc.	1,716	274,457
		5,210,714
Distributors - 0.0% (a)
China Metro-Rural Holdings Ltd.	100	110

Diversified Consumer Services - 0.9%
Ascent Capital Group, Inc.	660	55,717
Bridgepoint Education, Inc.	7,237	141,845
Career Education Corporation	5,302	29,055
Collectors Universe, Inc.	2,887	48,069
Corinthian Colleges, Inc.	725,419	1,552,397
DeVry, Inc.	2,987	107,233
Education Management Corporation	56,873	870,157
ITT Educational Services, Inc.	44,619	1,790,114
K12, Inc.	21,999	402,142
LifeLock, Inc.	10,300	165,727
Matthews International Corporation - Class A	16,358	664,135
Outerwall, Inc.	46,889	3,046,847
Regis Corporation	43,903	636,594
Service Corporation International	48,297	869,829
StoneMor Partners, L.P.	91,637	2,405,471
Strayer Education, Inc.	45,217	1,787,428
		14,572,760
Hotels, Restaurants & Leisure - 0.5%
Bally Technologies, Inc.	13,078	956,525
Buffalo Wild Wings, Inc.	487	69,436
Churchill Downs, Inc.	7,111	610,906
Empire Resorts, Inc.	400	2,456
Iao Kun Group Holding Company Ltd.	41,287	137,899
Interval Leisure Group, Inc.	915	22,207
Life Time Fitness, Inc.	16,704	758,696
Morgans Hotel Group Company	25,086	179,616
Noodles & Company	39,246	1,718,582
PokerTek, Inc.	1,884	2,223
Red Lion Hotels Corporation	12,215	73,534
Red Robin Gourmet Burgers, Inc.	299	22,778
Ryman Hospitality Properties, Inc.	24,056	887,907
Six Flags Entertainment Corporation	1,157	43,515

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Consumer Discretionary - 9.1% (Continued)
Hotels, Restaurants & Leisure - 0.5% (Continued)
Vail Resorts, Inc.	34,165	$2,406,924
		7,893,204
Household Durables - 1.9%
Beazer Homes USA, Inc.	162,640	2,955,169
Blyth, Inc.	385,032	5,317,292
Cavco Industries, Inc.	3,530	206,752
Comstock Homebuilding Companies, Inc. - Class A	72,445	148,512
Desarrolladora Homex S.A.B de C.V. - ADR	36,260	47,863
Dixie Group, Inc. (The)	10,021	126,265
Ethan Allen Interiors, Inc.	34,651	923,103
Hovnanian Enterprises, Inc. - Class A	754,666	3,818,610
KB Home	263,066	4,464,230
Location Based Technologies, Inc.	95,655	9,566
M/I Homes, Inc.	70,313	1,439,307
Mad Catz Interactive, Inc.	483,035	324,358
MDC Holdings, Inc.	114,621	3,345,787
Ryland Group, Inc. (The)	108,067	4,344,293
SodaStream International Ltd.	38,692	2,068,861
Tempur Sealy International, Inc.	8,083	309,983
William Lyon Homes - Class A	16,367	379,223
		30,229,174
Internet & Catalog Retail - 0.3%
Blue Nile, Inc.	37,491	1,539,755
E-Commerce China Dangdang, Inc. - ADR	68,164	603,252
HomeAway, Inc.	16,522	489,877
Overstock.com, Inc.	6,486	151,967
PetMed Express, Inc.	117,075	1,737,393
ValueVision Media, Inc.	36,848	196,768
		4,719,012
Leisure Equipment & Products - 0.5%
Black Diamond, Inc.	27,986	417,271
JAKKS Pacific, Inc.	492,851	3,173,961
LeapFrog Enterprises, Inc.	116,200	994,672
Smith & Wesson Holding Corporation	122,489	1,320,431
Sturm Ruger & Company, Inc.	20,954	1,370,601
		7,276,936
Media - 1.1%
AirMedia Group, Inc. - ADR	16,842	28,463
Bona Film Group Ltd. - ADR	9,458	54,478
Central European Media Enterprises Ltd.	72,460	222,452
China Yida Holding Company	1,551	6,638
Clear Channel Outdoor Holdings, Inc.	24,149	205,267
Cumulus Media, Inc. - Class A	313,271	1,873,361
DreamWorks Animation SKG, Inc. - Class A	68,523	2,346,228
Gray Television, Inc.	15,218	128,592
Manchester United plc - Class A	5,356	87,303
McClatchy Company (The) - Class A	300,014	846,039
Media General, Inc. - Class A	48,509	707,261
Meredith Corporation	58,988	3,026,084
Nexstar Broadcasting Group, Inc.	109,859	4,876,641
ReachLocal, Inc.	24,961	306,771
Scholastic Corporation	63,304	1,816,192

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Consumer Discretionary - 9.1% (Continued)
Media - 1.1% (Continued)
Sinclair Broadcast Group, Inc.	8,229	$263,822
SPAR Group, Inc.	195	380
Tiger Media, Inc.	1,132	1,528
Valassis Communications, Inc.	41,892	1,146,165
VisionChina Media, Inc. - ADR	10,700	75,328
		18,018,993
Multiline Retail - 0.9%
Bon-Ton Stores, Inc. (The)	92,588	1,060,133
Dillard's, Inc. - Class A	50,132	4,109,821
Fred's, Inc. - Class A	87,598	1,419,088
J. C. Penney Company, Inc.	632,253	4,741,898
Sears Canada, Inc.	7,343	102,116
Sears Holdings Corporation	43,954	2,552,848
		13,985,904
Specialty Retail - 2.1%
Abercrombie & Fitch Company - Class A	106,029	3,973,967
Aéropostale, Inc.	673,907	6,260,596
America's Car-Mart, Inc.	11,273	515,627
AutoChina International Ltd. (b)	143	1,973
Barnes & Noble, Inc.	139,325	1,968,662
bebe stores, inc.	12,624	76,123
Books-A-Million, Inc.	13,918	34,934
Buckle, Inc. (The)	16,907	827,429
China Auto Logistics, Inc.	1,926	5,123
Coldwater Creek, Inc.	31,901	31,901
Conn's, Inc.	53,651	3,242,666
Destination XL Group, Inc.	5,570	38,712
Francesca's Holdings Corporation	77,453	1,393,379
hhgregg, Inc.	102,495	1,589,697
Hibbett Sports, Inc.	29,396	1,714,669
Lentuo International, Inc. - ADR	2,110	6,794
Office Depot, Inc.	317,491	1,774,775
OfficeMax, Inc.	60,785	910,559
OSH 1 Liquidating Corporation	11,183	3,914
Pep Boys - Manny Moe & Jack (The)	6,936	89,752
Pier 1 Imports, Inc.	206,942	4,320,949
Rent-A-Center, Inc.	23,906	818,541
Restoration Hardware Holdings, Inc.	1,171	81,666
Select Comfort Corporation	35,018	641,530
Stage Stores, Inc.	76,034	1,570,102
Systemax, Inc.	1,915	18,193
Zumiez, Inc.	50,991	1,511,373
		33,423,606
Textiles, Apparel & Luxury Goods - 0.4%
American Apparel, Inc.	12,083	16,191
Deckers Outdoor Corporation	3,168	218,054
DGSE Companies, Inc.	2,185	5,463
G-III Apparel Group Ltd.	12,988	736,679
Iconix Brand Group, Inc.	13,675	493,531
Kingold Jewelry, Inc.	195,743	395,401
Oxford Industries, Inc.	1,160	83,253

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Consumer Discretionary - 9.1% (Continued)
Textiles, Apparel & Luxury Goods - 0.4% (Continued)
Vera Bradley, Inc.	156,208	$3,460,007
		5,408,579
Consumer Staples - 2.1%
Beverages - 0.1%
Primo Water Corporation	177,933	443,053
Reed's, Inc.	89,069	573,605
		1,016,658
Food & Staples Retailing - 0.6%
China Jo-Jo Drugstores, Inc.	395	399
Crumbs Bake Shop, Inc.	137	178
Fairway Group Holdings Corporation	11,332	276,841
Nash Finch Company	17,239	483,726
Natural Grocers by Vitamin Cottage, Inc.	22,531	898,987
Pizza Inn Holdings, Inc.	57,838	473,693
Spartan Stores, Inc.	24,975	587,662
SUPERVALU, Inc.	708,032	4,977,465
Susser Holdings Corporation	24,801	1,360,087
		9,059,038
Food Products - 0.7%
AgFeed Industries, Inc.	146,948	39,676
Annie's, Inc.	48,548	2,293,893
Boulder Brands, Inc.	94,438	1,547,839
Calavo Growers, Inc.	27,166	806,558
China Marine Food Group Ltd.	95,426	19,849
Coffee Holding Company, Inc.	87,149	465,376
Dean Foods Company	155,808	3,038,256
Diamond Foods, Inc.	91,772	2,240,154
Green Mountain Coffee Roasters, Inc.	2,982	187,299
Le Gaga Holdings Ltd. - ADR	6,179	22,183
S&W Seed Company	4,952	35,605
SkyPeople Fruit Juice, Inc.	34,162	65,591
		10,762,279
Household Products - 0.0% (a)
Central Garden & Pet Company - Class A	13,376	98,447

Personal Products - 0.4%
China Sky One Medical, Inc.	36,447	8,747
China-Biotics, Inc.	535,616	1,365,821
Herbalife Ltd.	25,182	1,632,297
LifeVantage Corporation	236,686	518,342
Mannatech, Inc.	2,247	53,007
Medifast, Inc.	43,853	1,022,214
Synutra International, Inc.	80,486	549,719
USANA Health Sciences, Inc.	19,585	1,336,285
		6,486,432
Tobacco - 0.3%
Star Scientific, Inc.	1,026,502	1,857,968
Universal Corporation	53,321	2,827,613
Vector Group Ltd.	51,046	825,414
		5,510,995

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Energy - 6.3%
Energy Equipment & Services - 1.3%
Cal Dive International, Inc.	1,166,144	$2,297,304
CARBO Ceramics, Inc.	35,110	4,400,687
Exterran Holdings, Inc.	1,387	39,599
Forum Energy Technologies, Inc.	7,815	228,667
Geospace Technologies Corporation	93,288	9,088,117
McDermott International, Inc.	27,123	191,760
Patterson-UTI Energy, Inc.	13,028	316,059
Recon Technology Ltd.	41,638	186,538
RPC, Inc.	5,980	109,673
Tidewater, Inc.	56,647	3,411,282
Vantage Drilling Company	170,920	304,238
		20,573,924
Oil, Gas & Consumable Fuels - 5.0%
Alliance Resource Partners, L.P.	1,973	149,770
Alon USA Energy, Inc.	178,489	2,156,147
Alpha Natural Resources, Inc.	246,559	1,725,913
Amyris, Inc.	200,087	504,219
Apco Oil and Gas International, Inc.	1,828	27,822
Arch Coal, Inc.	86,527	366,875
Berry Petroleum Company - Class A	2,900	138,475
Bill Barrett Corporation	40,132	1,110,452
BioFuel Energy Corporation	109,169	375,541
Blue Dolphin Energy Company	38,398	209,653
BPZ Resources, Inc.	842,525	1,693,475
BreitBurn Energy Partners, L.P.	22,000	422,840
CAMAC Energy, Inc.	245,365	244,138
Chesapeake Granite Wash Trust	36,651	449,341
China Integrated Energy, Inc.	405,472	223,010
Clean Energy Fuels Corporation	175,509	1,999,048
Comstock Resources, Inc.	54,837	938,261
Contango Oil & Gas Company	26,295	1,126,741
Crosstex Energy, L.P.	5,533	140,704
Cubic Energy, Inc.	4,183	1,590
Delek US Holdings, Inc.	208,244	5,320,634
Dominion Resources Black Warrior Trust	1,278	7,387
ECA Marcellus Trust I	48,071	481,671
Enbridge Energy Management, LLC	58,549	1,669,818
Endeavour International Corporation	164,262	975,716
Evolution Petroleum Corporation	4,638	55,934
EXCO Resources, Inc.	246,281	1,332,380
Frontline Ltd.	1,470,440	3,117,333
Gevo, Inc.	234,631	398,873
Global Partners, L.P.	8,113	289,634
GMX Resources, Inc.	72,181	9,384
Golar LNG Ltd.	16,762	622,373
GreenHunter Resources, Inc.	78,321	104,167
Halcon Resources Corporation	235,527	1,220,030
Harvest Natural Resources, Inc.	317,596	1,587,980
Houston American Energy Corporation	39,340	10,228
Hyperdynamics Corporation	119,465	431,269
InterOil Corporation	19,078	1,324,967
Isramco, Inc.	2,362	311,713

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Energy - 6.3% (Continued)
Oil, Gas & Consumable Fuels - 5.0% (Continued)
Ivanhoe Energy, Inc.	4,600	$3,151
James River Coal Company	2,228,219	4,278,180
Kinder Morgan Management, LLC	19,330	1,455,902
KiOR, Inc. - Class A	1,055,979	2,460,431
L & L Energy, Inc.	497,168	705,979
LinnCo, LLC	52,510	1,548,520
Lucas Energy, Inc.	373,047	414,082
Midstates Petroleum Company, Inc.	33,372	188,218
Miller Energy Resources, Inc.	490,141	3,313,353
New Concept Energy, Inc.	13,597	22,027
Newfield Exploration Company	19,684	599,378
NGL Energy Partners, L.P.	10,617	334,011
Niska Gas Storage Partners, LLC	18,126	286,391
Nordic American Tankers Ltd.	375,836	3,066,822
North European Oil Royalty Trust	10,200	234,600
Northern Oil & Gas, Inc.	20,056	329,520
Nuverra Environmental Solutions, Inc.	884,415	2,157,973
Overseas Shipholding Group, Inc.	526,119	1,815,111
Oxford Resource Partners, L.P.	189,133	295,047
Pacific Coast Oil Trust	8,046	120,690
Pacific Ethanol, Inc.	482,026	1,764,215
Patriot Coal Corporation	288,164	36,597
PDC Energy, Inc.	14,412	977,278
PetroQuest Energy, Inc.	49,065	231,587
Pyramid Oil Company	33,335	176,676
Quicksilver Resources, Inc.	65,629	140,446
Rhino Resource Partners, L.P.	13,818	175,627
Royale Energy, Inc.	196,705	529,136
San Juan Basin Royalty Trust	171,178	2,694,342
SandRidge Energy, Inc.	26,065	165,252
SandRidge Mississippian Trust I	45,880	565,242
Sino Clean Energy, Inc.	213,222	36,248
Solazyme, Inc.	499,382	5,223,536
Spectra Energy Partners, L.P.	4,852	212,129
Summit Midstream Partners, L.P.	777	25,835
TC PipeLines, L.P.	1,875	95,644
Teekay Offshore Partners, L.P.	7,530	253,083
Teekay Tankers Ltd. - Class A	277,461	724,173
Ultra Petroleum Corporation	26,276	482,427
Uranerz Energy Corporation	533,293	490,630
Uranium Energy Corporation	484,371	852,493
Uranium Resources, Inc.	157,024	370,577
Ur-Energy, Inc.	117,560	123,438
USEC, Inc.	58,548	471,897
Verenium Corporation	115,638	461,396
Western Refining, Inc.	26,263	847,507
Whiting USA Trust I	553,369	2,905,187
World Fuel Services Corporation	12,342	470,847
Zion Oil & Gas, Inc.	262,571	430,616
		78,838,953

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Financials - 9.1%
Capital Markets - 1.5%
Apollo Investment Corporation	312,856	$2,668,662
Calamos Asset Management, Inc.	12,695	124,665
Cohen & Steers, Inc.	39,354	1,509,619
Federated Investors, Inc. - Class B	71,043	1,926,686
Fidus Investment Corporation	121,917	2,476,134
Financial Engines, Inc.	12,949	723,461
Garrison Capital, Inc.	21,311	313,911
Gladstone Investment Corporation	219,825	1,554,163
Golub Capital BDC, Inc.	106,911	1,881,634
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,588	325,703
Hercules Technology Growth Capital, Inc.	71,951	1,110,923
Horizon Technology Finance Corporation	13,673	184,312
INTL FCStone, Inc.	51,236	1,048,289
KCAP Financial, Inc.	156,005	1,315,122
Keating Capital, Inc.	2,082	14,491
Medley Capital Corporation	19,493	271,732
MVC Capital, Inc.	10,675	147,635
Noah Holdings Ltd. - ADR	24,090	464,696
Och-Ziff Capital Management Group, LLC	50,083	625,537
PennantPark Floating Rate Capital Ltd.	28,718	381,662
Prospect Capital Corporation	107,917	1,223,779
Rand Capital Corporation	751	2,140
Safeguard Scientifics, Inc.	56,344	983,203
Stifel Financial Corporation	8,555	350,327
TCP Capital Corporation	13,928	232,180
THL Credit, Inc.	15,904	258,440
TICC Capital Corporation	157,401	1,574,010
Triangle Capital Corporation	12,112	360,453
		24,053,569
Commercial Banks - 3.3%
Ameris Bancorp	30,895	565,378
Arrow Financial Corporation	26,523	684,559
Athens Bancshares Corporation	289	5,216
Auburn National Bancorporation, Inc.	25	640
BancorpSouth, Inc.	13,544	299,322
Bank of Hawaii Corporation	14,761	855,843
Bank of the Ozarks, Inc.	56,767	2,808,831
Banner Corporation	21,726	831,237
Capital City Bank Group, Inc.	17,627	216,812
Cardinal Financial Corporation	13,234	218,361
Cascade Bancorp	25,281	130,703
Cathay General Bancorp	24,871	612,573
Citizens Holding Company	589	11,262
City Bank	12,333	1,418
City Holding Company	66,177	3,011,053
Columbia Banking System, Inc.	49,591	1,273,993
Commerce Bancshares, Inc.	4,685	215,557
Community Bank System, Inc.	48,794	1,771,710
CommunityOne Bancorp	15,963	171,762
Customers Bancorp, Inc.	16,587	277,832
CVB Financial Corporation	13,586	197,540

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Commercial Banks - 3.3% (Continued)
DNB Financial Corporation	10	$208
Farmers Capital Bank Corporation	316	6,491
Fauquier Bankshares, Inc.	323	4,425
Fidelity Southern Corporation	10,603	161,901
First Busey Corporation	156,204	807,575
First Community Corporation	75	786
First Financial Bancorporation	54,750	849,720
First Financial Bankshares, Inc.	59,163	3,639,116
First Merchants Corporation	7,096	133,405
FNB Corporation	2,134	26,696
Frontier Financial Corporation	10,318	1,032
Fulton Financial Corporation	9,994	122,027
Glacier Bancorp, Inc.	50,735	1,401,808
Glen Burnie Bancorp	49	584
Hampton Roads Bankshares, Inc.	178,524	251,719
Hancock Holding Company	30,619	1,003,691
Heartland Financial USA, Inc.	2,048	54,252
Independent Bank Corporation (Massachusetts)	55,084	1,976,414
Independent Bank Corporation (Michigan)	43,320	421,070
Intervest Bancshares Corporation - Class A	11,918	86,882
Lakeland Bancorp, Inc.	33,657	383,690
Macatawa Bank Corporation	35,844	175,994
National Bank Holdings Corporation	6,169	129,549
National Penn Bancshares, Inc.	63,385	657,302
Oak Valley Bancorp	270	2,201
OFG Bancorp	66,426	983,769
Old National Bancorp	25,366	368,822
Old Second Bancorp, Inc.	68,547	326,969
OptimumBank Holdings, Inc.	1,136	1,681
Pacific Premier Bancorp, Inc.	5,833	81,137
PacWest Bancorp	41,085	1,563,284
Park National Corporation	30,196	2,392,127
Park Sterling Corporation	26,509	172,574
Patriot National Bancorp	418	506
Pinnacle Financial Partners, Inc.	74,679	2,315,049
Plumas Bancorp	45	288
Porter Bancorp, Inc.	177	198
Renasant Corporation	67,423	1,933,692
Republic Bancorp, Inc. - Class A	25,920	596,678
S&T Bancorp, Inc.	7,105	174,215
Southside Bancshares, Inc.	83,168	2,270,486
Southwest Bancorp, Inc.	14,331	229,439
State Bank Financial Corporation	6,514	111,129
Taylor Capital Group, Inc.	59,033	1,357,759
Texas Capital Bancshares, Inc.	11,581	602,791
TowneBank	54,502	793,549
Tristate Capital Holdings, Inc.	1,519	19,003
Two River Bancorp	20	150
Umpqua Holdings Corporation	29,265	479,068
Union First Market Bankshares Corporation	23,923	577,023
United Bancorp, Inc.	539	3,676
United Bankshares, Inc.	108,538	3,210,554

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Commercial Banks - 3.3% (Continued)
United Security Bancshares	1,542	$7,923
Westamerica Bancorporation	45,355	2,334,875
Wintrust Financial Corporation	47,364	2,060,808
Yadkin Financial Corporation	1,075	17,652
		51,447,014
Consumer Finance - 0.4%
Atlanticus Holdings Corporation	106,479	371,612
Encore Capital Group, Inc.	127,994	6,252,507
Green Dot Corporation - Class A	12,087	259,387
		6,883,506
Diversified Financial Services - 0.1%
DJSP Enterprises, Inc.	15,126	2,118
Global Eagle Entertainment, Inc.	19,502	198,530
Life Partners Holdings, Inc.	156,457	316,043
Manhattan Bridge Capital, Inc.	829	1,865
MarketAxess Holdings, Inc.	3,947	257,463
		776,019
Insurance - 0.9%
Arthur J. Gallagher & Company	14,422	684,324
Citizens, Inc.	21,539	180,928
CNA Financial Corporation	2,682	108,862
eHealth, Inc.	8,789	374,587
First American Financial Corporation	56,860	1,470,400
Greenlight Capital Re Ltd. - Class A	36,451	1,122,326
HCI Group, Inc.	9,413	413,607
Hilltop Holdings, Inc.	44,803	776,884
Kingsway Financial Services, Inc.	2,403	7,666
Meadowbrook Insurance Group, Inc.	387,812	2,575,072
Montpelier Re Holdings Ltd.	45,005	1,242,588
Phoenix Companies, Inc. (The)	17,713	683,190
Primerica, Inc.	24,215	1,040,034
StanCorp Financial Group, Inc.	3,862	227,472
Stewart Information Services Corporation	73,767	2,310,382
Tower Group International Ltd.	103,279	374,903
		13,593,225
Real Estate Investment Trusts (REIT) - 1.7%
Agree Realty Corporation	13,108	413,820
American Residential Properties, Inc.	34,892	601,189
AmREIT, Inc.	10,164	178,886
Armada Hoffler Properties, Inc.	26,801	257,826
Associated Estates Realty Corporation	55,680	854,131
Campus Crest Communities, Inc.	48,580	486,286
Chambers Street Properties	101,178	943,991
Colony Financial, Inc.	32,610	659,700
CommonWealth REIT	6,305	153,653
CYS Investments, Inc.	212,899	1,807,513
DCT Industrial Trust, Inc.	54,858	425,149
DuPont Fabros Technology, Inc.	34,038	845,844
Education Realty Trust, Inc.	15,065	137,694
Equity Lifestyle Properties, Inc.	9,765	370,972
Equity One, Inc.	6,464	155,847
First Potomac Realty Trust	43,351	532,784

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Real Estate Investment Trusts (REIT) - 1.7% (Continued)
Geo Group, Inc. (The)	6,548	$230,948
Getty Realty Corporation	70,928	1,360,399
Gladstone Commercial Corporation	1,602	30,278
Invesco Mortgage Capital, Inc.	8,589	132,700
iStar Financial, Inc.	151,413	1,912,346
JAVELIN Mortgage Investment Corporation	32,659	387,662
Liberty Property Trust	1,602	59,578
Monmouth Real Estate Investment Corporation - Class A	24,618	226,978
New Residential Investment Corporation	11,665	77,106
New York Mortgage Trust, Inc.	14,868	95,453
NorthStar Realty Finance Corporation	52,383	488,733
Omega Healthcare Investors, Inc.	53,446	1,776,545
Parkway Properties, Inc.	3,911	70,828
PennyMac Mortgage Investment Trust	8,243	190,166
Preferred Apartment Communities, Inc. - Class A	2,900	24,012
Ramco-Gershenson Properties Trust	19,890	323,411
Redwood Trust, Inc.	109,686	1,921,699
Rouse Properties, Inc.	118,326	2,392,552
Sabra Health Care REIT, Inc.	23,218	624,564
Silver Bay Realty Trust Corporation	17,962	277,693
Spirit Realty Capital, Inc.	60,877	636,773
Walter Investment Management Corporation	98,902	3,735,529
Western Asset Mortgage Capital Corporation	63,303	1,019,811
Wheeler Real Estate Investment Trust, Inc.	2,809	11,798
		26,832,847
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	3,013	111,481
AV Homes, Inc.	832	15,891
Brookfield Property Partners, L.P.	1,000	19,260
China HGS Real Estate, Inc.	4,201	24,576
China Housing & Land Development, Inc.	213,770	575,041
Forest City Enterprises, Inc.	139,761	2,831,558
Gazit-Globe Ltd.	1,213	16,473
Kennedy-Wilson Holdings, Inc.	44,876	899,315
Mays (J.W.), Inc.	125	3,500
St. Joe Company (The)	52,397	978,252
		5,475,347
Thrifts & Mortgage Finance - 0.9%
America First Tax Exempt Investors, L.P.	10,633	76,345
Astoria Financial Corporation	37,732	498,440
Banc of California, Inc.	38,507	543,334
BBX Capital Corporation - Class A	24,803	327,151
Beneficial Mutual Bancorp, Inc.	48,826	476,053
BofI Holding, Inc.	2,698	163,013
Brookline Bancorp, Inc.	123,841	1,098,470
Capitol Federal Financial, Inc.	16,126	204,316
CMS Bancorp, Inc.	46	371
First Federal Bancshares of Arkansas, Inc.	5,667	50,890
Five Oaks Investment Corporation	14,164	168,268
Freddie Mac	50,442	112,990
Greene County Bancorp, Inc.	89	2,174
Impac Mortgage Holdings, Inc.	46,184	314,051

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Thrifts & Mortgage Finance - 0.9% (Continued)
NASB Financial, Inc.	3,300	$84,975
Northfield Bancorp, Inc.	13,151	170,042
Oconee Federal Financial Corporation	100	1,650
PennyMac Financial Services, Inc. - Class A	3,726	59,989
Provident Financial Holdings, Inc.	17,485	265,073
Provident New York Bancorp	207,909	2,436,693
Radian Group, Inc.	333,301	4,856,196
Security National Financial Corporation - Class A	88,662	520,446
Tree.com, Inc.	3,782	111,607
TrustCo Bank Corporation	269,187	1,808,937
ViewPoint Financial Group, Inc.	1,459	31,821
		14,383,295
Health Care - 11.2%
Biotechnology - 6.5%
Aastrom Biosciences, Inc.	35,395	141,580
ACADIA Pharmaceuticals, Inc.	65,057	1,478,746
Achillion Pharmaceuticals, Inc.	150,691	378,234
Aegerion Pharmaceuticals, Inc.	6,548	542,305
AEterna Zentaris, Inc.	325,185	439,000
Alnylam Pharmaceuticals, Inc.	3,334	192,072
Amarin Corporation plc - ADR	919,383	1,516,982
Anthera Pharmaceuticals, Inc.	18,201	57,515
ARCA Biopharma, Inc.	341,488	464,424
Arena Pharmaceuticals, Inc.	80,919	355,234
Ariad Pharmaceuticals, Inc.	31,019	68,242
Arrowhead Research Corporation	52,664	368,648
BioTime, Inc.	259,137	940,667
bluebird bio, Inc.	10,566	224,528
Cardium Therapeutics, Inc.	15,545	11,970
Catalyst Pharmaceutical Partners, Inc.	281,358	455,800
Cell Therapeutics, Inc.	25,920	45,619
Celldex Therapeutics, Inc.	227,223	5,205,679
Celsion Corporation	563,445	2,265,049
Cepheid	25,602	1,042,513
Chelsea Therapeutics International Ltd.	386,078	1,092,601
Cleveland BioLabs, Inc.	282,604	389,994
Coronado Biosciences, Inc.	142,197	237,469
Cubist Pharmaceuticals, Inc	273,707	528,255
Cyclacel Pharmaceuticals, Inc.	34,204	120,056
Cytori Therapeutics, Inc.	110,201	227,014
DARA BioSciences, Inc.	594,711	291,408
Dendreon Corporation	2,776,373	7,135,279
Discovery Laboratories, Inc.	58,720	120,963
Durata Therapeutics, Inc.	71,202	689,235
Dynavax Technologies Corporation	119,493	146,976
Exelixis, Inc.	634,567	3,128,415
Fibrocell Science, Inc.	64,609	239,053
Galectin Therapeutics, Inc.	213,775	2,233,949
Galena Biopharma, Inc.	2,271,732	5,065,962
Genomic Health, Inc.	4,978	148,942
Geron Corporation	91,827	362,717
Horizon Pharma, Inc.	190,320	797,441

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Health Care - 11.2% (Continued)
Biotechnology - 6.5% (Continued)
Hyperion Therapeutics, Inc.	20,516	$410,936
iBio, Inc.	205,076	72,289
Idenix Pharmaceuticals, Inc.	367,944	1,210,536
Idera Pharmaceuticals, Inc.	393,243	723,567
ImmunoGen, Inc.	11,751	193,422
Immunomedics, Inc.	218,791	829,218
Infinity Pharmaceuticals, Inc.	177,473	2,404,759
Inovio Pharmaceuticals, Inc.	814,597	1,409,253
Insmed, Inc.	101,709	1,448,336
Insys Therapeutics, Inc.	25,238	1,006,744
InterMune, Inc.	394,812	5,562,901
Intrexon Corporation	12,347	261,756
Ironwood Pharmaceuticals, Inc.	464,950	4,468,170
IsoRay, Inc.	299,790	154,392
Keryx Biopharmaceuticals, Inc.	103,055	1,066,619
Kythera Biopharmaceuticals, Inc.	7,287	325,802
MannKind Corporation	466,608	2,281,713
Marina Biotech, Inc.	244,030	58,567
Mast Therapeutics, Inc.	1,138,317	557,775
Medgenics, Inc.	125,667	923,652
MediciNova, Inc.	120,557	297,776
MEI Pharma, Inc.	103,114	826,974
Metabolix, Inc.	296,223	325,845
MiMedx Group, Inc.	451,087	2,390,761
NanoViricides, Inc.	105,221	570,298
NeoStem, Inc.	153,113	973,799
Neuralstem, Inc.	352,800	786,744
Neurocrine Biosciences, Inc.	9,210	86,942
NewLink Genetics Corporation	97,745	1,637,229
Nymox Pharmaceutical Corporation	86,485	608,854
Omeros Corporation	77,198	771,980
Oncolytics Biotech, Inc.	369,376	982,540
Opexa Therapeutics, Inc.	276,243	511,050
OPKO Health, Inc.	228,858	2,293,161
Oragenics, Inc.	2,139	5,604
Orexigen Therapeutics, Inc.	43,309	211,348
Organovo Holdings, Inc.	170,603	1,240,284
Osiris Therapeutics, Inc.	50,844	676,734
OXiGENE, Inc.	30,225	76,469
Oxygen Biotherapeutics, Inc.	20,826	63,103
Palatin Technologies, Inc.	3,448	2,000
Peregrine Pharmaceuticals, Inc.	605,183	780,686
PharmAthene, Inc.	262,583	538,295
Pluristem Therapeutics, Inc.	169,230	555,074
Prana Biotechnology Ltd. - ADR	98,989	446,440
Raptor Pharmaceutical Corporation	76,674	1,102,572
Repligen Corporation	25,645	280,556
Rexahn Pharmaceuticals, Inc.	1,103,625	455,797
Rosetta Genomics Ltd.	159,480	425,812
Sangamo BioSciences, Inc.	51,299	480,672
Sarepta Therapeutics, Inc.	22,273	867,311
Savient Pharmaceuticals, Inc.	1,070,379	46,562

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Health Care - 11.2% (Continued)
Biotechnology - 6.5% (Continued)
SIGA Technologies, Inc.	40,862	$140,157
Spectrum Pharmaceuticals, Inc.	344,693	2,960,913
StemCells, Inc.	173,413	230,639
Stemline Therapeutics, Inc.	1,131	31,476
Sunesis Pharmaceuticals, Inc.	288,449	1,445,130
Synageva BioPharma Corporation	4,367	221,844
Synergy Pharmaceuticals, Inc.	135,330	546,733
Synta Pharmaceuticals Corporation	835,008	3,790,936
Synthetic Biologics, Inc.	80,610	120,915
Tekmira Pharmaceuticals Corporation	2,838	25,400
TESARO, Inc.	22,370	861,245
TG Therapeutics, Inc.	91,258	329,441
Vanda Pharmaceuticals, Inc.	239,415	1,714,211
Venaxis, Inc.	273,845	503,875
Zalicus, Inc.	1	4
ZIOPHARM Oncology, Inc.	1,312,395	4,645,878
		103,409,012
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	5,225	186,689
Abiomed, Inc.	92,012	2,206,448
Accuray, Inc.	225,333	1,520,998
Antares Pharma, Inc.	72,746	290,984
Atossa Genetics, Inc.	133,976	235,798
Bacterin International Holdings, Inc.	340,137	201,735
BIOLASE, Inc.	159,283	297,859
BSD Medical Corporation	828,821	1,309,537
Cerus Corporation	17,903	112,968
Cyberonics, Inc.	2,534	146,364
Cynosure, Inc.	43,798	946,475
Delcath Systems, Inc.	1,522,006	499,218
Echo Therapeutics, Inc.	91,640	232,765
Fonar Corporation	27,673	301,359
GenMark Diagnostics, Inc.	229,356	2,775,208
Hansen Medical, Inc.	62,107	112,414
InspireMD, Inc.	132,728	374,293
Insulet Corporation	7,870	307,087
Integra LifeSciences Holdings Corporation	6,176	282,737
Masimo Corporation	3,117	79,857
MELA Sciences, Inc.	631,264	452,932
Meridian Bioscience, Inc.	134,311	3,320,168
Navidea Biopharmaceuticals, Inc.	682,839	1,365,678
NxStage Medical, Inc.	9,117	120,982
OraSure Technologies, Inc.	87,527	570,676
Quidel Corporation	79,885	1,973,159
ResMed, Inc.	3,040	157,290
Rockwell Medical, Inc.	469,367	5,407,108
Solta Medical, Inc.	92,279	170,716
Spectranetics Corporation (The)	20,964	437,938
Stereotaxis, Inc.	362,797	1,585,423
Synergetics USA, Inc.	13,748	57,192
TearLab Corporation	346,400	3,612,952
Unilife Corporation	1,141,530	3,458,836

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Health Care - 11.2% (Continued)
Health Care Equipment & Supplies - 2.3% (Continued)
Uroplasty, Inc.	15,325	$46,435
Vermillion, Inc.	12,777	31,176
Volcano Corporation	38,542	738,850
Wright Medical Group, Inc.	5,959	161,906
		36,090,210
Health Care Providers & Services - 0.9%
Acadia Healthcare Company, Inc.	19,528	846,734
Accretive Health, Inc.	57,474	474,735
Air Methods Corporation	32,816	1,434,715
Bio-Reference Laboratories, Inc.	79,614	2,580,290
Chemed Corporation	23,602	1,600,688
FAB Universal Corporation	674,707	4,230,413
Healthways, Inc.	30,591	294,591
IPC The Hospitalist Company, Inc.	18,816	1,030,929
Owens & Minor, Inc.	26,127	977,672
Patterson Companies, Inc.	586	24,911
Team Health Holdings, Inc.	1,896	82,362
Universal American Corporation	49,721	368,930
USMD Holdings, Inc.	435	12,106
		13,959,076
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.	206,086	2,850,169
Computer Programs and Systems, Inc.	361	20,592
MGT Capital Investment, Inc.	8,381	24,305
Streamline Health Solutions, Inc.	3,595	29,299
		2,924,365
Life Sciences Tools & Services - 0.3%
Accelerate Diagnostics, Inc.	78,116	1,001,447
Apricus Biosciences, Inc.	279,454	539,346
Bioanalytical Systems, Inc.	6,029	11,093
BioDelivery Sciences International, Inc.	152,145	798,761
CombiMatrix Corporation	166,061	459,989
Genetic Technologies Ltd. - ADR	70,962	134,828
Life Technologies Corporation	2,587	194,827
PURE Bioscience, Inc.	59,879	80,238
Sequenom, Inc.	711,218	1,365,539
		4,586,068
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc.	155,781	1,046,848
Acura Pharmaceuticals, Inc.	156,634	266,278
Alexza Pharmaceuticals, Inc.	298,969	1,491,855
Ampio Pharmaceuticals, Inc.	238,220	2,105,865
ANI Pharmaceuticals, Inc.	46,691	478,583
Aoxing Pharmaceutical Company, Inc.	11,481	2,711
Aratana Therapeutics, Inc.	6,249	124,730
Auxilium Pharmaceuticals, Inc.	16,490	283,793
AVANIR Pharmaceuticals, Inc. - Class A	72,663	294,285
Cadence Pharmaceuticals, Inc.	30,796	151,824
Columbia Laboratories, Inc.	38,680	278,496
DURECT Corporation	20,263	30,394
Emisphere Technologies, Inc.	4,999	950
Endocyte, Inc.	56,884	593,300

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Health Care - 11.2% (Continued)
Pharmaceuticals - 1.0% (Continued)
GW Pharmaceuticals plc - ADR	16,072	$487,946
IntelliPharmaCeutics International, Inc.	61,706	113,539
Jazz Pharmaceuticals plc	2,194	199,084
Novabay Pharmaceuticals, Inc.	80,822	134,164
NuPathe, Inc.	210,804	354,151
Oculus Innovative Sciences, Inc.	1,767	4,559
Pacira Pharmaceuticals, Inc.	6,207	313,516
Repros Therapeutics, Inc.	132,176	2,384,455
VIVUS, Inc.	362,479	3,403,678
XenoPort, Inc.	144,854	757,586
Zogenix, Inc.	326,617	956,988
		16,259,578
Industrials - 7.4%
Aerospace & Defense - 0.9%
Ascent Solar Technologies, Inc.	505,545	475,212
Elbit Systems Ltd.	24	1,286
GenCorp, Inc.	299,282	5,027,937
Huntington Ingalls Industries, Inc.	41,143	2,943,782
KEYW Holding Corporation (The)	227,686	2,618,389
LMI Aerospace, Inc.	69,326	1,088,418
National Presto Industries, Inc.	32,552	2,296,544
Taser International, Inc.	10,530	187,118
		14,638,686
Air Freight & Logistics - 0.2%
XPO Logistics, Inc.	155,770	3,143,439

Airlines - 0.0% (a)
AMR Corporation	10,761	79,094
Spirit Airlines, Inc.	49	2,114
US Airways Group, Inc.	13,431	295,079
		376,287
Building Products - 0.1%
Builders FirstSource, Inc.	25,197	186,710
NCI Building Systems, Inc.	126,630	1,827,271
Nortek, Inc.	1,393	97,747
Ply Gem Holdings, Inc.	2,066	30,783
USG Corporation	5,823	159,026
		2,301,537
Commercial Services & Supplies - 0.9%
ACCO Brands Corporation	318,858	1,865,319
Cenveo, Inc.	468,533	1,471,194
China Recycling Energy Corporation	23,454	70,128
Consolidated Graphics, Inc.	1,034	66,269
EnerNOC, Inc.	4,852	80,689
Healthcare Services Group, Inc.	134,474	3,683,243
Heritage-Crystal Clean, Inc.	1,466	25,904
Industrial Services of America, Inc.	21,860	50,278
InnerWorkings, Inc.	175,536	1,679,880
Intersections, Inc.	60,248	516,325
McGrath RentCorp	5,306	189,265
Mobile Mini, Inc.	143	5,165

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Industrials - 7.4% (Continued)
Commercial Services & Supplies - 0.9% (Continued)
Quad/Graphics, Inc. - Class A	32,667	$1,140,732
RINO International Corporation	67,543	2,026
Standard Register Company (The)	3,708	31,518
Team, Inc.	13,994	521,836
United Stationers, Inc.	44,696	1,986,290
		13,386,061
Construction & Engineering - 0.2%
Aegion Corporation	28,799	590,379
Ameresco, Inc. - Class A	8,416	88,031
Great Lakes Dredge & Dock Company	65,341	530,569
Layne Christensen Company	31,127	601,996
MasTec, Inc.	32,849	1,050,183
		2,861,158
Electrical Equipment - 1.5%
Advanced Battery Technologies, Inc.	596,378	122,258
Altair Nanotechnologies, Inc.	72,700	338,055
Capstone Turbine Corporation	685,947	871,153
China BAK Battery, Inc.	147,694	305,727
China Ming Yang Wind Power Group Ltd. - ADR	243,703	604,383
Coleman Cable, Inc.	14,420	354,732
Digital Power Corporation	712	491
ECOtality, Inc.	270,888	14,086
Encore Wire Corporation	21,055	1,042,854
FuelCell Energy, Inc.	167,557	224,526
Generac Holdings, Inc.	3,246	160,190
General Cable Corporation	14,694	483,873
GrafTech International Ltd.	273,599	2,435,031
Highpower International, Inc.	4,308	12,235
Hydrogenics Corporation	35,048	427,936
Jinpan International Ltd.	8,432	51,604
New Energy Systems Group	9,385	1,314
Ocean Power Technologies, Inc.	134,107	315,151
Plug Power, Inc.	855,346	496,101
Power Solutions International, Inc.	15,230	887,300
PowerSecure International, Inc.	91,162	1,648,209
Real Goods Solar, Inc. - Class A	1,582,086	5,299,988
Regal-Beloit Corporation	11,033	809,050
Revolution Lighting Technologies, Inc.	1,689,397	5,051,297
SolarCity Corporation	18,438	982,377
Trina Solar Ltd. - ADR	19,120	280,490
Ultralife Corporation	3,008	11,731
Yingli Green Energy Holding Company Ltd. - ADR	51,078	306,468
		23,538,610
Industrial Conglomerates - 0.0% (a)
Raven Industries, Inc.	20,477	683,113

Machinery - 1.9%
American Railcar Industries, Inc.	49,874	2,042,839
Art's-Way Manufacturing Company, Inc.	1,130	6,317
Astec Industries, Inc.	5,440	183,926
Barnes Group, Inc.	640	22,746
Briggs & Stratton Corporation	85,761	1,572,857

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Industrials - 7.4% (Continued)
Machinery - 1.9% (Continued)
China Valves Technology, Inc.	253,770	$314,675
CLARCOR, Inc.	32,919	1,925,103
Cleantech Solutions International, Inc.	85,593	492,160
Douglas Dynamics, Inc.	30,817	467,494
EnPro Industries, Inc.	18,984	1,132,775
ESCO Technologies, Inc.	14,285	515,403
ExOne Company (The)	57,449	2,948,857
FreightCar America, Inc.	66,605	1,481,295
Gorman-Rupp Company (The)	188	7,659
Greenbrier Companies, Inc. (The)	66,713	1,770,563
Highway Holdings Ltd.	370	903
Lindsay Corporation	67,485	5,129,535
Navistar International Corporation	119,341	4,315,371
PMFG, Inc.	9,803	76,855
RBC Bearings, Inc.	11,558	795,075
SmartHeat, Inc.	3,811	1,334
Tecumseh Products Company - Class A	329	2,566
Terex Corporation	5,592	195,440
Twin Disc, Inc.	14,889	385,178
voxeljet AG - ADR	3,960	134,957
Wabash National Corporation	64,579	752,991
Westport Innovations, Inc.	109,680	2,569,802
Xerium Technologies, Inc.	4,236	50,790
		29,295,466
Marine - 0.5%
Diana Containerships, Inc.	118,879	492,159
Eagle Bulk Shipping, Inc.	361,537	2,010,146
Excel Maritime Carriers Ltd.	29,770	7,148
FreeSeas, Inc.	49,108	18,170
Genco Shipping & Trading Ltd.	1,388,395	3,707,015
Navios Maritime Partners, L.P.	51,846	810,353
Seanergy Maritime Holdings Corporation	2,089	2,569
Seaspan Corporation	1,721	38,430
		7,085,990
Professional Services - 0.5%
Acacia Research Corporation	139,916	2,111,332
Advisory Board Company (The)	15,336	1,052,049
CBIZ, Inc.	280,819	2,291,483
Corporate Resource Services, Inc.	14,263	50,919
FTI Consulting, Inc.	11,935	484,322
Hudson Global, Inc.	2,147	6,978
Kelly Services, Inc. - Class A	10,110	210,895
Lightbridge Corporation	123,341	192,412
Mistras Group, Inc.	27,247	500,255
Odyssey Marine Exploration, Inc.	728,101	1,579,979
Spherix, Inc.	9,589	67,315
		8,547,939
Road & Rail - 0.3%
Knight Transportation, Inc.	46,142	783,030
P.A.M. Transportation Services, Inc.	1,877	32,660
Student Transportation, Inc.	64,204	405,127

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Industrials - 7.4% (Continued)
Road & Rail - 0.3% (Continued)
YRC Worldwide, Inc. - ADR	339,678	$3,220,147
		4,440,964
Trading Companies & Distributors - 0.4%
Armco Metals Holdings, Inc.	142,384	65,497
General Finance Corporation	92	534
Houston Wire & Cable Company	7,560	104,857
Kaman Corporation	2,964	110,202
Rush Enterprises, Inc. - Class A	52,015	1,488,669
Titan Machinery, Inc.	174,903	3,085,289
Watsco, Inc.	12,769	1,216,758
		6,071,806
Transportation Infrastructure - 0.0% (a)
Sino-Global Shipping America Ltd.	8,240	14,997

Information Technology - 12.1%
Communications Equipment - 1.1%
Ambient Corporation	2,690	5,407
Aruba Networks, Inc.	66,833	1,253,787
Blackberry Ltd.	51,874	410,323
DragonWave, Inc.	256,168	368,882
EMCORE Corporation	140,130	746,893
Gilat Satellite Networks Ltd.	4,682	24,159
InterDigital, Inc.	30,022	1,163,353
Loral Space & Communications, Inc.	5,147	367,341
NETGEAR, Inc.	329	9,462
Oclaro, Inc.	68,397	139,530
ParkerVision, Inc.	1,247,126	3,417,125
Procera Networks, Inc.	270,642	3,829,584
RIT Technologies Ltd.	11,334	27,202
Riverbed Technology, Inc.	296,966	4,401,036
Telestone Technologies Corporation	454,003	108,961
Ubiquiti Networks, Inc.	46,557	1,796,169
Zoom Technologies, Inc.	180,953	59,714
ZST Digital Networks, Inc.	167,237	292,665
		18,421,593
Computers & Peripherals - 1.2%
3D Systems Corporation	25,044	1,558,739
Avid Technology, Inc.	83,075	618,909
Diebold, Inc.	85,078	2,548,937
Fusion-io, Inc.	704,600	7,574,450
Hauppauge Digital, Inc.	65,576	23,148
Imation Corporation	15,539	72,256
Logitech International, S.A.	255,343	2,627,479
OCZ Technology Group, Inc.	2,403,147	2,667,493
SMART Technologies, Inc. - Class A	79,415	211,244
Synaptics, Inc.	3,234	150,381
USA Technologies, Inc.	252,642	482,546
Violin Memory, Inc.	8,986	59,757
		18,595,339
Electronic Equipment, Instruments & Components - 1.1%
Audience, Inc.	7,404	84,554

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Electronic Equipment, Instruments & Components - 1.1% (Continued)
ClearSign Combustion Corporation	67,738	$510,744
Cognex Corporation	35,283	1,102,594
Coherent, Inc.	2,154	142,573
Digital Ally, Inc.	42,784	388,479
Document Security Systems, Inc.	467,367	542,146
DTS, Inc.	73,555	1,471,100
Electro Scientific Industries, Inc.	13,952	167,145
InvenSense, Inc.	75,336	1,272,425
IPG Photonics Corporation	5,645	374,094
Itron, Inc.	19,609	836,716
KEMET Corporation	3,765	21,348
Magal Security Systems Ltd.	824	2,727
Mercury Systems, Inc.	42,485	391,712
Microvision, Inc.	297,259	475,614
MTS Systems Corporation	7,792	508,973
National Instruments Corporation	12,332	358,245
Neonode, Inc.	361,645	1,956,499
Parametric Sound Corporation	91,712	1,374,763
RealD, Inc.	194,126	1,343,352
Research Frontiers, Inc.	43,794	211,087
Rofin-Sinar Technologies, Inc.	674	17,692
Speed Commerce, Inc.	29,898	109,726
Superconductor Technologies, Inc. - ADR	68,381	123,086
Taitron Components, Inc. - Class A	115	119
Uni-Pixel, Inc.	191,053	3,142,822
		16,930,335
Internet Software & Services - 1.6%
21Vianet Group, Inc. - ADR	3,492	62,856
Angie's List, Inc.	131,197	1,848,566
Bankrate, Inc.	5,459	91,930
Bazaarvoice, Inc.	151,571	1,421,736
Blucora, Inc.	41,430	978,991
Carbonite, Inc.	29,695	393,162
ChinaCache International Holdings Ltd. - ADR	75,448	515,310
Constant Contact, Inc.	10,507	272,236
Dice Holdings, Inc.	91,911	678,303
Digital River, Inc.	3,534	63,047
E2open, Inc.	18,592	418,320
Gogo, Inc.	52,542	979,383
Innodata, Inc.	3,176	7,622
Internap Network Services Corporation	28,096	204,258
Ku6 Media Company Ltd. - ADR	59,621	144,879
Liquidity Services, Inc.	142,415	3,718,456
LiveDeal, Inc.	14,553	43,368
Local Corporation	237,218	469,692
Marin Software, Inc.	40,614	470,716
MeetMe, Inc.	632,119	1,384,341
Millennial Media, Inc.	33,532	235,730
Monster Worldwide, Inc.	161,618	698,190
OpenTable, Inc.	6,847	475,730
Phoenix New Media Ltd. - ADR	44,025	395,345
Piksel, Inc. - Series A-2 (b)	346,880	–

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Internet Software & Services - 1.6% (Continued)
Points International Ltd.	5,081	$108,022
Professional Diversity Network, Inc.	90	446
QuinStreet, Inc.	7,772	69,093
Rediff.com India Ltd. - ADR	57,611	135,962
Renren, Inc. - ADR	26,178	86,649
Responsys, Inc.	10,354	169,184
SciQuest, Inc.	89,347	1,951,338
Sify Technologies Ltd. - ADR	4,877	9,510
Sohu.com, Inc.	3,178	212,799
SouFun Holdings Ltd. - ADR	8,775	467,093
StarTek, Inc.	3,124	19,556
Trulia, Inc.	5,889	235,383
ValueClick, Inc.	58,740	1,128,395
Velti plc	1,142,534	308,141
Vistaprint N.V.	59,162	3,197,706
Vocus, Inc.	142,098	1,229,148
Web.com Group, Inc.	3,412	91,953
YY, Inc. - ADR	14,957	735,436
Zillow, Inc.	2,539	202,181
		26,330,162
IT Services - 1.5%
Acorn Energy, Inc.	183,727	690,814
Bitauto Holdings Ltd. - ADR	29,385	720,226
Blackhawk Network Holdings, Inc.	46,966	1,073,643
Booz Allen Hamilton Holding Corporation	1,323	26,195
CACI International, Inc.	34,493	2,482,806
Cass Information Systems, Inc.	6,844	392,367
CGI Group, Inc. - Class A	12,201	409,466
China Information Technology, Inc.	71,589	327,162
CIBER, Inc.	356,839	1,159,727
Convergys Corporation	8,118	160,249
Forrester Research, Inc.	7,431	288,397
Heartland Payment Systems, Inc.	60,324	2,440,106
Helios and Matheson Analytics, Inc.	1,378	7,496
Higher One Holdings, Inc.	404,170	3,213,151
JetPay Corporation	607	1,542
Lionbridge Technologies, Inc.	13,725	59,841
ManTech International Corporation - Class A	60,651	1,694,589
QIWI plc - ADR	6,233	252,312
Unisys Corporation	63,212	1,665,636
VeriFone Systems, Inc.	281,981	6,389,689
WEX, Inc.	3,560	332,326
WPCS International, Inc.	3,572	7,144
		23,794,884
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.	7,048	147,162
Advanced Micro Devices, Inc.	392,355	1,310,466
Applied Micro Circuits Corporation	282,693	3,296,200
Cabot Microelectronics Corporation	22,954	938,589
Camtek Ltd.	6,647	12,164
China Sunergy Company Ltd. - ADR	274,308	2,024,393
CVD Equipment Corporation	55,529	621,925

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Semiconductors & Semiconductor Equipment - 2.9% (Continued)
Cypress Semiconductor Corporation	416,039	$3,860,842
Daqo New Energy Corporation - ADR	14,216	443,966
DayStar Technologies, Inc.	11,915	2,979
EZchip Semiconductor Ltd.	11,225	290,728
GT Advanced Technologies, Inc.	159,393	1,195,447
Hanwha SolarOne Company Ltd. - ADR	102,091	443,075
Himax Technologies, Inc. - ADR	106,497	1,031,956
JA Solar Holdings Company Ltd. - ADR	19,974	192,549
JinkoSolar Holding Company Ltd. - ADR	23,431	527,666
Kopin Corporation	25,303	92,862
LDK Solar Company Ltd. - ADR	690,532	932,218
Mindspeed Technologies, Inc.	191,108	552,302
MKS Instruments, Inc.	44,318	1,313,586
MoSys, Inc.	25,786	113,458
Nanometrics, Inc.	42,903	797,138
OmniVision Technologies, Inc.	9,104	127,547
Photronics, Inc.	316,578	2,659,255
Pixelworks, Inc.	90,151	408,384
QuickLogic Corporation	232,617	895,575
Rambus, Inc.	34,065	297,728
ReneSola Ltd. - ADR	61,889	269,217
Rubicon Technology, Inc.	430,786	3,704,760
Rudolph Technologies, Inc.	194,052	2,056,951
Spansion, Inc.	64,294	769,599
STR Holdings, Inc.	17,422	34,670
SunEdison, Inc.	708,904	6,592,807
SunPower Corporation	89,850	2,712,572
Suntech Power Holdings Company Ltd. - ADR	169,397	233,768
Tessera Technologies, Inc.	109,398	2,080,750
Tower Semiconductor Ltd.	12,131	58,229
Transwitch Corporation	10,326	2,117
Ultratech, Inc.	107,015	2,545,887
		45,591,487
Software - 2.7%
ACI Worldwide, Inc.	18,505	1,019,996
Advent Software, Inc.	12,103	406,056
Allot Communications Ltd.	14,575	196,471
American Software, Inc. - Class A	5,435	47,556
AsiaInfo-Linkage, Inc.	30,023	348,267
Blackbaud, Inc.	348	12,528
BluePhoenix Solutions Ltd.	1,006	4,326
Bottomline Technologies, Inc.	43,191	1,357,061
BroadSoft, Inc.	16,788	549,303
Changyou.com Ltd. - ADR	7,743	214,946
Cyan, Inc.	5,161	24,308
Ebix, Inc.	600,495	6,833,633
Fleetmatics Group plc	3,163	100,425
Fortinet, Inc.	224,215	4,508,964
Future Healthcare of America	50,776	8,632
Glu Mobile, Inc.	1,578,708	5,367,607
Infoblox, Inc.	6,863	305,060
Jive Software, Inc.	72,932	794,230

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Software - 2.7% (Continued)
Magic Software Enterprises Ltd.	84,115	$519,831
Majesco Entertainment Company	259,328	157,308
Mitek Systems, Inc.	377,211	1,995,446
NQ Mobile, Inc. - ADR	49,795	717,048
Progress Software Corporation	40,325	1,046,837
PTC, Inc.	2,635	73,042
RealPage, Inc.	10,465	256,707
Rovi Corporation	9,413	157,762
Shanda Games Ltd. - ADR	25,619	113,236
Sky-mobi Ltd. - ADR	85,190	322,870
Tangoe, Inc.	34,965	667,832
Top Image Systems Ltd.	14,796	59,332
Trunkbow International Holdings Ltd.	1,755	1,895
Tyler Technologies, Inc.	4,457	431,037
VirnetX Holding Corporation	325,664	7,079,935
Voltari Corporation	77,047	365,973
Vringo, Inc.	1,644,898	4,638,612
Wave Systems Corporation - Class A	227,745	309,733
Zynga, Inc. - Class A	401,137	1,440,082
		42,453,887
Materials - 4.1%
Chemicals - 1.1%
Advanced Emissions Solutions, Inc.	1,473	55,635
American Vanguard Corporation	6,487	169,311
China Gengsheng Minerals, Inc.	71,852	17,273
China Green Agriculture, Inc.	129,983	512,133
Clean Diesel Technologies, Inc.	149,298	207,524
Cytec Industries, Inc.	52,124	4,330,983
Flotek Industries, Inc.	90,656	1,938,225
Gulf Resources, Inc.	291,862	653,771
Hawkins, Inc.	244	8,787
Intrepid Potash, Inc.	296,405	4,401,614
Kronos Worldwide, Inc.	36,776	570,396
OM Group, Inc.	3,103	105,502
PolyOne Corporation	88,974	2,695,912
Sensient Technologies Corporation	2,105	109,734
Tredegar Corporation	24,456	714,604
Valhi, Inc.	1,302	23,918
Zoltek Companies, Inc.	68,897	1,150,580
		17,665,902
Construction Materials - 0.0% (a)
Texas Industries, Inc.	6,786	364,408
US Concrete, Inc.	3,320	72,542
		436,950
Metals & Mining - 2.6%
A.M. Castle & Company	69,475	994,187
AK Steel Holding Corporation	1,285,635	5,656,794
Allied Nevada Gold Corporation	996,525	4,065,822
AMCOL International Corporation	56,938	1,826,571
Atlatsa Resources Corporation	186,712	77,803
Avalon Rare Metals, Inc.	251,247	203,510
Avino Silver & Gold Mines Ltd.	111	128

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Materials - 4.1% (Continued)
Metals & Mining - 2.6% (Continued)
China Gerui Advanced Materials Group Ltd.	6,011	$8,716
China Natural Resources, Inc.	4,498	19,701
China Precision Steel, Inc.	31,377	38,908
China Shen Zhou Mining & Resources, Inc.	123,871	9,897
Coeur Mining, Inc.	9,116	111,306
Compass Minerals International, Inc.	3,982	296,540
Comstock Mining, Inc.	29,554	51,424
General Steel Holdings, Inc.	116,261	103,868
Gold Reserve, Inc.	6,207	21,452
Gold Resource Corporation	1,039	5,392
Golden Minerals Company	45,566	35,086
Golden Star Resources Ltd.	597,268	288,480
Great Northern Iron Ore Properties	5,127	362,223
Hecla Mining Company	140,694	438,965
Horsehead Holding Corporation	176,008	2,553,876
Jaguar Mining, Inc.	680,115	119,700
Kaiser Aluminum Corporation	4,486	302,581
Mesabi Trust	15,544	357,201
Midway Gold Corporation	82,304	77,366
Molycorp, Inc.	849,192	4,305,403
North American Palladium Ltd.	447,498	393,798
Olympic Steel, Inc.	9,146	250,326
Polymet Mining Corporation	247,997	189,718
Prospect Global Resources, Inc.	23,828	53,613
Revett Minerals, Inc.	1,200	778
Royal Gold, Inc.	13,956	670,446
RTI International Metals, Inc.	25,353	859,467
Schnitzer Steel Industries, Inc. - Class A	41,333	1,200,310
Seabridge Gold, Inc.	43,185	408,098
Silver Bull Resources, Inc.	153,453	54,476
SinoCoking Coal and Coke Chemical Industries, Inc.	133,689	168,448
Stillwater Mining Company	126,651	1,381,762
Tahoe Resources, Inc.	13,763	263,562
Tanzanian Royalty Exploration Corporation	239,499	567,613
Thompson Creek Metals Company, Inc.	504,810	1,620,440
Turquoise Hill Resource Ltd.	243,020	1,171,356
United States Antimony Corporation	72,799	115,022
United States Steel Corporation	49,275	1,226,455
Universal Stainless & Alloy Products, Inc.	6,711	216,900
Walter Energy, Inc.	480,408	7,633,683
Western Copper and Gold Corporation	3,015	2,225
		40,781,396
Paper & Forest Products - 0.4%
Domtar Corporation	51,122	4,330,545
Mercer International, Inc.	17,128	137,024
Orient Paper, Inc.	172,604	372,825
Resolute Forest Products, Inc.	110,667	1,769,565
Wausau Paper Corporation	11,114	130,034
		6,739,993
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.5%
8x8, Inc.	53,472	612,789

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Telecommunication Services - 0.9% (Continued)
Diversified Telecommunication Services - 0.5% (Continued)
Consolidated Communications Holdings, Inc.	5,927	$110,420
Elephant Talk Communications Corporation	442,776	270,093
Fairpoint Communications, Inc.	110,975	1,036,507
Globalstar, Inc.	29,902	41,564
Hawaiian Telcom Holdco, Inc.	6,380	169,580
Iridium Communications, Inc.	133,120	802,714
magicJack VocalTec Ltd.	375,909	4,240,254
NTS, Inc.	1,982	3,865
Otelco, Inc. - Class A	608	4,955
Radcom Ltd.	56,983	253,574
Towerstream Corporation	219,386	526,526
		8,072,841
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc.	59,869	405,912
Leap Wireless International, Inc.	269,710	4,342,331
NII Holdings, Inc.	196,822	677,068
NTELOS Holdings Corporation	24,187	460,521
USA Mobility, Inc.	27,496	410,240
		6,296,072
Utilities - 1.2%
Electric Utilities - 0.3%
Empire District Electric Company (The)	38,584	867,754
IDACORP, Inc.	806	41,590
MGE Energy, Inc.	208	11,712
NRG Yield, Inc. - Class A	8,721	308,898
Otter Tail Corporation	74,497	2,222,246
Portland General Electric Company	28,675	822,972
		4,275,172
Gas Utilities - 0.4%
AmeriGas Partners, L.P.	5,264	237,248
Atmos Energy Corporation	6,999	309,846
China Natural Gas, Inc.	185,129	101,821
Ferrellgas Partners, L.P.	104,694	2,393,305
Laclede Group, Inc. (The)	6,042	284,397
Northwest Natural Gas Company	42,436	1,842,995
Piedmont Natural Gas Company, Inc.	22,006	751,285
RGC Resources, Inc.	48	893
South Jersey Industries, Inc.	13,132	782,011
		6,703,801
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc.	30,879	46,627
Atlantic Power Corporation	552,863	2,482,355
Dynegy, Inc.	16,091	312,648
Ormat Technologies, Inc.	60,538	1,578,226
U.S. Geothermal, Inc.	240,378	105,766
		4,525,622
Multi-Utilities - 0.2%
Just Energy Group, Inc.	435,158	3,093,973
NorthWestern Corporation	15,516	711,254
		3,805,227

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 63.5% (Continued)	Shares	Value
Utilities - 1.2% (Continued)
Water Utilities - 0.0% (a)
Consolidated Water Company Ltd.	15,295	$230,037

Total Common Stocks (Proceeds $1,169,109,110)		$1,004,606,619

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Cabco Trust for J. C. Penney, 7.625% (Proceeds $93,092)	4,878	$80,633

OTHER INVESTMENTS - 14.3%	Shares	Value
iPath S&P 500 VIX Mid-Term Futures ETN	394,700	$7,128,282
iPath S&P 500 VIX Short-Term Futures ETN	2,221,946	28,729,762
SPDR S&P 500 ETF Trust	180,100	31,648,973
Vanguard S&P 500 ETF	992,480	159,670,182
Total Other Investments (Proceeds $224,736,410)		$227,177,199

WARRANTS - 0.0% (a)	Shares	Value
American International Group, Inc.	854	$18,216
Magnum Hunter Resources Corporation (b)	15,689	–
Total Warrants (Proceeds $14,295)		$18,216

Total Securities Sold Short - 77.8% (Proceeds $1,393,952,907)		$1,231,882,667

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is ($1,973) at October 31, 2013, representing (0.0%)(a) of net assets.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2013

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
Crude Oil Future 11/20/2013	11/15/2013	$106.00	1	$30	$290
iShares MSCI Emerging Market	11/16/2013	45.00	50	300	573
iShares MSCI Emerging Market	11/16/2013	45.50	325	975	1,776
SPDR S&P 500 ETF Trust	11/16/2013	179.00	100	3,500	3,046
SPDR S&P 500 ETF Trust	11/16/2013	180.00	175	3,325	3,756
SPDR S&P 500 ETF Trust	11/16/2013	181.00	100	900	1,247
				9,030	10,688
Put Option Contracts
Crude Oil Future 11/20/2013	11/15/2013	92.50	1	430	320
iShares MSCI Emerging Market	11/16/2013	40.00	250	2,500	2,629
iShares MSCI Emerging Market	11/16/2013	40.50	125	1,625	1,725
SPDR S&P 500 ETF Trust	11/16/2013	165.00	150	1,800	4,720
SPDR S&P 500 ETF Trust	11/16/2013	166.00	75	1,125	2,810
SPDR S&P 500 ETF Trust	11/16/2013	167.00	150	2,550	6,669
				10,030	18,873

Total Written Option Contracts				$19,060	$29,561

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2013

COMMON STOCKS - 98.2%	Shares	Value
Consumer Discretionary - 15.1%
Auto Components - 1.8%
Drew Industries, Inc.	4,200	$211,092
Federal-Mogul Corporation (a)	19,290	395,252
Gentherm, Inc. (a)	50	1,168
Modine Manufacturing Company (a)	14,883	198,242
Shiloh Industries, Inc.	10,639	174,692
Superior Industries International, Inc.	11,477	215,194
Tower International, Inc. (a)	13,146	278,958
Visteon Corporation (a)	4	308
		1,474,906
Automobiles - 0.5%
Winnebago Industries, Inc. (a)	12,480	370,157

Distributors - 0.2%
Core-Mark Holding Company, Inc.	1,870	132,265
VOXX International Corporation (a)	2,367	36,712
		168,977
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	5,092	189,677
Capella Education Company (a)	22	1,340
Career Education Corporation (a)	1,351	7,404
Carriage Services, Inc.	4,048	81,324
Education Management Corporation (a)	62	949
Hillenbrand, Inc.	7,457	210,437
ITT Educational Services, Inc. (a)	78	3,129
Mac-Gray Corporation	7,188	151,523
Matthews International Corporation - Class A	1,655	67,193
Steiner Leisure Ltd. (a)	1,474	82,573
		795,549
Hotels, Restaurants & Leisure - 3.5%
AFC Enterprises, Inc. (a)	3,680	164,054
Bob Evans Farms, Inc.	3,007	171,670
Boyd Gaming Corporation (a)	12,898	136,203
Bravo Brio Restaurant Group, Inc. (a)	6,366	95,044
Carrols Restaurant Group, Inc. (a)	720	4,176
CEC Entertainment, Inc.	261	12,097
Century Casinos, Inc. (a)	39,237	229,144
Denny's Corporation (a)	22,456	142,596
Einstein Noah Restaurant Group, Inc.	11,382	203,055
Isle of Capri Casinos, Inc. (a)	459	3,723
Jack in the Box, Inc. (a)	5,383	218,980
Jamba, Inc. (a)	5,627	64,260
Marcus Corporation	16,439	236,064
Marriott Vacations Worldwide Corporation (a)	3,191	159,805
Multimedia Games Holding Company, Inc. (a)	6,636	215,736
Nathan's Famous, Inc. (a)	1,989	102,076
Papa John's International, Inc.	2,620	198,255
Red Robin Gourmet Burgers, Inc. (a)	2,197	167,368
Ruth's Hospitality Group, Inc.	8,151	99,361

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Hotels, Restaurants & Leisure - 3.5% (Continued)
SHFL entertainment, Inc. (a)	9,306	$215,713
		2,839,380
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	180	2,520
Cavco Industries, Inc. (a)	22	1,289
CSS Industries, Inc.	1,669	43,210
Dixie Group, Inc. (The) (a)	403	5,078
Flexsteel Industries, Inc.	1,033	28,366
Helen of Troy Ltd. (a)	4,646	217,061
La-Z-Boy, Inc.	6,760	156,021
Libbey, Inc. (a)	6,845	146,141
Meritage Homes Corporation (a)	5,072	230,218
Skullcandy, Inc. (a)	32,604	204,753
Universal Electronics, Inc. (a)	5,127	199,492
ZAGG, Inc. (a)	23,041	109,214
		1,343,363
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	32,945	178,891

Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	3,822	200,273
Callaway Golf Company	75	632
Johnson Outdoors, Inc. - Class A	136	3,730
		204,635
Media - 2.4%
A.H. Belo Corporation - Class A	70	563
Belo Corporation - Class A	15,752	216,275
Carmike Cinemas, Inc. (a)	4,386	100,396
Clear Channel Outdoor Holdings, Inc. (a)	198	1,683
Cumulus Media, Inc. - Class A (a)	26,132	156,269
Dex Media, Inc. (a)	6,379	43,058
Digital Generation, Inc. (a)	16,813	212,685
Entravision Communications Corporation - Class A	34,761	234,289
Global Sources Ltd. (a)	726	5,438
Gray Television, Inc. (a)	9,298	78,568
Harte-Hanks, Inc.	23,559	187,765
Journal Communications, Inc. (a)	26,101	217,943
Lee Enterprises, Inc. (a)	13,624	37,466
Martha Stewart Living Omnimedia, Inc. - Class A (a)	11,759	30,103
MDC Partners, Inc.	9,564	294,858
National CineMedia, Inc.	3,742	65,560
Salem Communications Corporation - Class A	11,857	97,939
Starz - Series A (a)	34	1,025
		1,981,883
Multiline Retail - 0.3%
Big Lots, Inc. (a)	4,235	153,985
Gordmans Stores, Inc.	6,939	68,696
		222,681
Specialty Retail - 2.7%
ANN, INC. (a)	4,597	162,550

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Specialty Retail - 2.7% (Continued)
Big 5 Sporting Goods Corporation	211	$3,990
Cato Corporation (The) - Class A	2,264	67,852
Children's Place Retail Stores, Inc. (The) (a)	2,748	150,013
Christopher & Banks Corporation (a)	29,974	172,950
Citi Trends, Inc. (a)	3,846	56,459
CST Brands, Inc.	1,011	32,595
Destination Maternity Corporation	680	21,243
Express, Inc. (a)	524	12,162
Guess?, Inc.	5,492	171,625
Kirkland's, Inc. (a)	8,992	159,608
Lithia Motors, Inc.	2,369	148,892
New York & Company, Inc. (a)	39,783	203,689
Pacific Sunwear of California, Inc. (a)	9,732	26,179
Penske Automotive Group, Inc.	26	1,030
Sears Hometown and Outlet Stores, Inc. (a)	7,519	209,479
Shoe Carnival, Inc.	2,337	60,739
Stein Mart, Inc.	11,148	164,656
Trans World Entertainment Corporation	10,857	47,011
Winmark Corporation	1,811	132,583
Zale Corporation (a)	10,246	160,145
		2,165,450
Textiles, Apparel & Luxury Goods - 0.6%
Perry Ellis International, Inc.	51	970
R.G. Barry Corporation	5,014	95,667
Skechers U.S.A., Inc. - Class A (a)	5,386	156,948
Steven Madden Ltd. (a)	6,244	229,030
		482,615
Consumer Staples - 3.8%
Beverages - 0.3%
Coca-Cola Bottling Company Consolidated	3,826	242,262

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	2,264	167,943
Ingles Markets, Inc. - Class A	1,963	50,665
Nash Finch Company	342	9,597
Pantry, Inc. (The) (a)	18,699	250,380
Village Super Market, Inc. - Class A	2,408	88,277
		566,862
Food Products - 1.8%
Alico, Inc.	570	22,777
B&G Foods, Inc.	4,410	149,279
Chiquita Brands International, Inc. (a)	12,156	125,815
Darling International, Inc. (a)	9,494	220,925
Dole Foods Company, Inc. (a)	14,739	199,713
Farmer Brothers Company (a)	513	9,265
Fresh Del Monte Produce, Inc.	7,197	191,368
Inventure Foods, Inc. (a)	315	3,547
J & J Snack Foods Corporation	2,260	193,388
Limoneira Company	93	2,450
Sanderson Farms, Inc.	2,276	143,866

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Staples - 3.8% (Continued)
Food Products - 1.8% (Continued)
Seneca Foods Corporation - Class A (a)	5,621	$164,808
		1,427,201
Household Products - 0.3%
Harbinger Group, Inc. (a)	6,905	75,195
Oil-Dri Corporation of America	957	33,964
Orchids Paper Products Company	1,155	35,228
WD-40 Company	1,968	142,660
		287,047
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	4,456	161,263
Female Health Company (The)	501	4,769
Neptune Technologies & Bioressources, Inc. (a)	400	1,220
Nutraceutical International Corporation	188	4,521
Prestige Brands Holdings, Inc. (a)	6,805	212,520
Revlon, Inc. (a)	6,185	146,894
		531,187
Energy - 7.7%
Energy Equipment & Services - 3.1%
Dawson Geophysical Company (a)	6,740	197,077
Era Group, Inc. (a)	6,068	191,749
Gulf Island Fabrication, Inc.	5,418	136,642
Gulfmark Offshore, Inc. - Class A	2,918	145,258
Helix Energy Solutions Group, Inc. (a)	9,306	220,180
Hercules Offshore, Inc. (a)	44,056	299,581
ION Geophysical Corporation (a)	23,565	109,342
Matrix Service Company (a)	11,139	231,580
Natural Gas Services Group, Inc. (a)	7,225	202,228
Parker Drilling Company (a)	9,204	66,269
PHI, Inc. (a)	605	24,091
Pioneer Energy Services Corporation (a)	27,491	230,924
RigNet, Inc. (a)	5,227	192,667
Tesco Corporation (a)	12,460	214,063
TGC Industries, Inc.	2,575	18,978
Willbros Group, Inc. (a)	5,527	53,943
		2,534,572
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corporation (a)	823	2,378
Adams Resources & Energy, Inc.	86	4,452
Alon USA Energy, Inc.	364	4,397
Callon Petroleum Company (a)	31,480	215,008
Carrizo Oil & Gas, Inc. (a)	4,644	203,593
Clayton Williams Energy, Inc. (a)	2,451	190,761
Cloud Peak Energy, Inc. (a)	12,342	192,659
Crosstex Energy, Inc.	6,356	195,066
Endeavour International Corporation (a)	22,650	134,541
Forest Oil Corporation (a)	29,762	141,072
Gastar Exploration Ltd. (a)	64,311	277,824
Hallador Energy Company	6,162	47,447
Panhandle Oil & Gas, Inc.	1,591	53,410
Penn Virginia Corporation (a)	30,928	263,197

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Energy - 7.7% (Continued)
Oil, Gas & Consumable Fuels - 4.6% (Continued)
Resolute Energy Corporation (a)	15,987	$149,958
REX American Resources Corporation (a)	6,833	197,064
Scorpio Tankers, Inc.	20,395	235,358
Stone Energy Corporation (a)	6,803	237,153
Synergy Resources Corporation (a)	14,524	150,469
Triangle Petroleum Corporation (a)	39,884	421,574
W&T Offshore, Inc.	9,665	184,505
Warren Resources, Inc. (a)	67,030	209,804
		3,711,690
Financials - 16.9%
Capital Markets - 1.9%
BGC Partners, Inc. - Class A	62	330
BlackRock Kelso Capital Corporation	5,081	47,711
Cowen Group, Inc. (a)	58,131	230,780
Diamond Hill Investment Group, Inc.	9	992
FBR & Company (a)	10,497	278,171
FXCM, Inc.	8,338	136,660
GAMCO Investors, Inc. - Class A	2,034	145,451
GFI Group, Inc.	41,654	144,539
Gladstone Capital Corporation	11	97
Gladstone Investment Corporation	13,789	97,488
ICG Group, Inc. (a)	323	5,268
Ladenburg Thalmann Financial Services, Inc. (a)	2,478	5,204
Manning & Napier, Inc.	60	996
MCG Capital Corporation	31,976	150,607
Medallion Financial Corporation	8,917	135,360
NGP Capital Resources Company	257	1,912
Piper Jaffray Companies, Inc. (a)	715	25,661
Safeguard Scientifics, Inc. (a)	13	227
Solar Capital Ltd.	2,745	62,998
SWS Group, Inc. (a)	27	152
Triangle Capital Corporation	587	17,469
U.S. Global Investors, Inc.	3,517	9,426
Virtus Investment Partners, Inc. (a)	15	3,053
Westwood Holdings Group, Inc.	419	22,345
		1,522,897
Commercial Banks - 3.3%
1st Source Corporation	2,132	66,902
Access National Corporation	311	4,519
Bancorp, Inc. (The) (a)	7,376	119,270
Bank of Kentucky Financial Corporation	2,584	74,445
BNC Bancorp	206	2,701
Bridge Bancorp, Inc.	5,637	130,158
Bryn Mawr Bank Corporation	66	1,839
C&F Financial Corporation	68	3,666
Camden National Corporation	69	2,784
Capital Bank Financial Corporation - Class A (a)	155	3,444
CapitalSource, Inc.	17,141	224,204
Center Bancorporation, Inc.	333	4,982
CenterState Banks, Inc.	5,479	54,023

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 16.9% (Continued)
Commercial Banks - 3.3% (Continued)
Central Pacific Financial Corporation	1,648	$30,356
Chemical Financial Corporation	103	3,017
CoBiz Financial, Inc.	2,806	30,445
Eagle Bancorp, Inc. (a)	1,975	52,239
Enterprise Financial Services Corporation	29	523
F.N.B. Corporation	2,352	29,424
Farmers Capital Bank Corporation (a)	141	2,896
Fidelity Southern Corporation	240	3,667
Financial Institutions, Inc.	266	6,296
First Community Bancshares, Inc.	236	3,939
First Horizon National Corporation	1	2
First Interstate BancSystem, Inc.	7,597	190,761
Great Southern Bancorp, Inc.	3,236	90,867
Hanmi Financial Corporation	207	3,618
Home BancShares, Inc.	3,107	105,265
HomeTrust Bancshares, Inc. (a)	2,294	37,048
Horizon Bancorp	46	999
Intervest Bancshares Corporation - Class A (a)	2,760	20,120
Lakeland Financial Corporation	132	4,698
Merchants Bancshares, Inc.	1,424	42,692
MetroCorp Bancshares, Inc.	11,725	168,019
NBT Bancorp, Inc.	2,030	49,471
Northrim BanCorp, Inc.	189	4,744
Pacific Continental Corporation	2,621	36,117
Park Sterling Corporation	84	547
Penns Woods Bancorp, Inc.	94	4,813
Peoples Bancorp, Inc.	538	12,062
Preferred Bank (a)	88	1,691
Renasant Corporation	139	3,987
Sandy Spring Bancorp, Inc.	22	539
Southwest Bancorp, Inc. (a)	247	3,954
StellarOne Corporation	1,219	28,378
Sterling Bancorp	16,555	244,186
Sterling Financial Corporation	7,298	211,350
Susquehanna Bancshares, Inc.	16,756	197,469
SVB Financial Group (a)	17	1,628
Synovus Financial Corporation	400	1,300
Taylor Capital Group, Inc. (a)	2,315	53,245
TriCo Bancshares	88	2,226
Trustmark Corporation	1,253	34,032
Univest Corporation of Pennsylvania	6,991	139,610
Valley National Bancorp	2,286	22,289
Virginia Commerce Bancorp (a)	147	2,356
Wilshire Bancorp, Inc.	12,117	102,631
		2,678,453
Consumer Finance - 0.5%
Cash America International, Inc.	803	31,678
First Cash Financial Services, Inc. (a)	2,454	148,443
Nelnet, Inc. - Class A	5,067	216,006
Nicholas Financial, Inc.	187	3,001

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 16.9% (Continued)
Consumer Finance - 0.5% (Continued)
World Acceptance Corporation (a)	412	$42,898
		442,026
Diversified Financial Services - 0.6%
Consumer Portfolio Services, Inc. (a)	1,832	12,311
Gain Capital Holdings, Inc.	20,275	212,279
Marlin Business Services Corporation	7,337	202,281
PICO Holdings, Inc. (a)	1,811	42,522
		469,393
Insurance - 3.8%
Allied World Assurance Company Holdings A.G.	40	4,332
American National Insurance Company	226	22,842
AMERISAFE, Inc.	6,704	258,104
Aspen Insurance Holdings Ltd.	5,464	213,151
Baldwin & Lyons, Inc.	3,728	101,886
Citizens, Inc. (a)	65	546
Eastern Insurance Holdings, Inc.	2,847	69,581
EMC Insurance Group, Inc.	3,487	118,697
FBL Financial Group, Inc. - Class A	928	41,519
Greenlight Capital Re Ltd. - Class A (a)	75	2,309
Hanover Insurance Group, Inc. (The)	3,634	212,734
Horace Mann Educators Corporation	7,441	206,116
Investors Title Company	1,736	135,651
Kansas City Life Insurance Company	2,377	109,104
Kemper Corporation	5,787	214,235
Maiden Holdings Ltd.	4,632	50,720
MBIA, Inc. (a)	8,113	92,245
Mercury General Corporation	3,190	148,526
National Interstate Corporation	57	1,489
Navigators Group, Inc. (The) (a)	4,452	250,380
ProAssurance Corporation	4,643	210,421
Selective Insurance Group, Inc.	10,091	265,091
Symetra Financial Corporation	8,188	153,361
United Fire Group, Inc.	6,415	203,356
Universal Insurance Holdings, Inc.	3,189	25,002
		3,111,398
Real Estate Investment Trusts (REIT) - 4.8%
Agree Realty Corporation	39	1,231
American Capital Mortgage Investment Corporation	128	2,446
Anworth Mortgage Asset Corporation	45,934	225,536
Apollo Commercial Real Estate Finance, Inc.	11,611	187,053
ARMOUR Residential REIT, Inc.	679	2,798
CapLease, Inc.	25,418	216,053
Cedar Realty Trust, Inc.	36,722	209,682
Chatham Lodging Trust	10,917	205,895
Chesapeake Lodging Trust	17	401
Chimera Investment Corporation	1,029	3,118
DCT Industrial Trust, Inc.	27,696	214,644
Education Realty Trust, Inc.	65	594
Franklin Street Properties Corporation	310	4,092
Geo Group, Inc. (The)	6,629	233,805

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 16.9% (Continued)
Real Estate Investment Trusts (REIT) - 4.8% (Continued)
Gramercy Property Trust, Inc. (a)	300	$1,371
Healthcare Trust of America, Inc.	17,234	200,259
LTC Properties, Inc.	5,024	198,197
MFA Financial, Inc.	28,581	211,785
New Residential Investment Corporation	23,358	154,396
One Liberty Properties, Inc.	274	5,792
Potlatch Corporation	4,884	199,414
Saul Centers, Inc.	4,445	208,915
Select Income REIT	88	2,424
Sovran Self Storage, Inc.	2,785	213,025
Strategic Hotels & Resorts, Inc. (a)	6,588	57,316
Summit Hotel Properties, Inc.	20,049	184,250
Terreno Realty Corporation	183	3,254
UMH Properties, Inc.	9,469	95,258
Universal Health Realty Income Trust	4,783	210,069
Whitestone REIT - Class B	13,484	185,944
Winthrop Realty Trust	18,136	213,461
		3,852,478
Real Estate Management & Development - 0.4%
Altisource Residential Corporation - Class B	8,794	233,657
Forestar Group, Inc. (a)	191	4,265
Thomas Properties Group, Inc.	14,638	99,538
		337,460
Thrifts & Mortgage Finance - 1.6%
Bank Mutual Corporation	4,467	28,410
Federal Agricultural Mortgage Corporation	34	1,214
First Defiance Financial Corporation	569	14,692
Flagstar Bancorp, Inc. (a)	4,209	68,228
Home Federal Bancorp, Inc.	9,694	151,130
OceanFirst Financial Corporation	1,396	24,556
Oritani Financial Corporation	13,244	214,818
Provident Financial Services, Inc.	5,056	94,750
Rockville Financial, Inc.	13,815	181,667
Roma Financial Corporation (a)	164	3,191
SI Financial Group, Inc.	380	4,305
Territorial Bancorp, Inc.	5,656	123,357
Walker & Dunlop, Inc. (a)	4,682	60,772
Washington Federal, Inc.	9,298	211,808
WSFS Financial Corporation	1,236	86,532
		1,269,430
Health Care - 14.7%
Biotechnology - 2.1%
BioCryst Pharmaceuticals, Inc. (a)	27,574	158,688
Clovis Oncology, Inc. (a)	4,151	212,158
Coronado Biosciences, Inc. (a)	1	2
Cytokinetics, Inc. (a)	15,228	91,520
Durata Therapeutics, Inc. (a)	357	3,456
Dyax Corporation (a)	25,438	209,100
Emergent BioSolutions, Inc. (a)	4,000	78,120
Exact Sciences Corporation (a)	475	5,235

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Health Care - 14.7% (Continued)
Biotechnology - 2.1% (Continued)
Galectin Therapeutics, Inc. (a)	1,254	$13,104
Geron Corporation (a)	6,956	27,476
Insys Therapeutics, Inc. (a)	5,737	228,849
MiMEDX Group, Inc. (a)	9,234	48,940
Myriad Genetics, Inc. (a)	854	20,821
Nanosphere, Inc. (a)	3,966	7,734
Osiris Therapeutics, Inc. (a)	2,239	29,801
PDL BioPharma, Inc.	3,912	31,648
Prothena Corporation plc (a)	10,092	242,612
Puma Biotechnology, Inc. (a)	5,237	200,629
TESARO, Inc. (a)	8	308
Threshold Pharmaceuticals, Inc. (a)	393	1,706
TrovaGene, Inc. (a)	11,501	73,261
		1,685,168
Health Care Equipment & Supplies - 4.2%
AngioDynamics, Inc. (a)	19,200	301,824
Anika Therapeutics, Inc. (a)	7,483	223,517
ArthroCare Corporation (a)	5,732	214,606
AtriCure, Inc. (a)	5,778	80,025
CONMED Corporation	129	4,679
CryoLife, Inc.	14,032	126,148
DexCom, Inc. (a)	6,824	196,054
Endologix, Inc. (a)	9,334	168,665
Exactech, Inc. (a)	4,844	109,959
Hill-Rom Holdings, Inc.	3,833	158,265
Invacare Corporation	5,269	113,126
Merit Medical Systems, Inc. (a)	10,563	168,902
Natus Medical, Inc. (a)	11,480	226,500
NuVasive, Inc. (a)	4,889	155,373
OraSure Technologies, Inc. (a)	443	2,888
Orthofix International N.V. (a)	9,521	195,085
Rochester Medical Corporation (a)	10,801	215,804
RTI Surgical, Inc. (a)	499	1,392
Solta Medical, Inc. (a)	704	1,302
Spectranetics Corporation (The) (a)	81	1,692
STERIS Corporation	3,421	154,595
SurModics, Inc. (a)	2,997	70,669
Symmetry Medical, Inc. (a)	23,477	190,164
Tornier N.V. (a)	10,037	215,896
Utah Medical Products, Inc.	437	24,324
ZELTIQ Aesthetics, Inc. (a)	5,054	65,550
		3,387,004
Health Care Providers & Services - 4.4%
Addus HomeCare Corporation (a)	3,847	99,445
Alliance Healthcare Services, Inc. (a)	8,982	226,436
AMN Healthcare Services, Inc. (a)	21,443	265,893
AmSurg Corporation (a)	3,466	148,657
BioTelemetry, Inc. (a)	22,836	208,721
Capital Senior Living Corporation (a)	3,328	73,815
Chemed Corporation	499	33,842

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Health Care - 14.7% (Continued)
Health Care Providers & Services - 4.4% (Continued)
Corvel Corporation (a)	5,415	$225,264
Cross Country Healthcare, Inc. (a)	5,666	33,656
Ensign Group, Inc. (The)	12	511
Gentiva Health Services, Inc. (a)	65	744
Hanger, Inc. (a)	4,016	147,387
Healthways, Inc. (a)	13,915	134,002
Kindred Healthcare, Inc.	9,753	135,372
LHC Group, Inc. (a)	1,469	30,261
LifePoint Hospitals, Inc. (a)	7,351	379,606
Magellan Health Services, Inc. (a)	6,165	361,886
Molina Healthcare, Inc. (a)	4,466	141,304
National Research Corporation - Class A (a)	5,054	88,647
PharMerica Corporation (a)	6,394	94,375
Providence Service Corporation (The) (a)	7,340	219,393
Skilled Healthcare Group, Inc. - Class A (a)	291	1,240
Triple-S Management Corporation (a)	8,762	156,051
U.S. Physical Therapy, Inc.	73	2,330
VCA Antech, Inc. (a)	12,565	357,474
		3,566,312
Health Care Technology - 0.7%
HealthStream, Inc. (a)	2,953	105,481
MedAssets, Inc. (a)	971	22,362
Medidata Solutions, Inc. (a)	1,373	151,456
Omnicell, Inc. (a)	14,241	328,540
		607,839
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (a)	30,000	212,100
Albany Molecular Research, Inc. (a)	8,745	114,559
Arrowhead Research Corporation (a)	3,749	26,243
Cambrex Corporation (a)	14,344	241,266
Charles River Laboratories International, Inc. (a)	4,442	218,591
Harvard Bioscience, Inc. (a)	13,795	81,253
		894,012
Pharmaceuticals - 2.2%
Akorn, Inc. (a)	9,482	193,812
Alimera Sciences, Inc. (a)	404	864
Cornerstone Therapeutics, Inc. (a)	17,904	169,551
Hi-Tech Pharmacal Company, Inc.	7,830	337,395
Impax Laboratories, Inc. (a)	7,148	144,818
Lannett Company, Inc. (a)	11,790	278,362
Medicines Company (The) (a)	4,880	165,530
Sagent Pharmaceuticals, Inc. (a)	14,417	312,705
Santarus, Inc. (a)	6,031	140,703
		1,743,740
Industrials - 15.2%
Aerospace & Defense - 0.7%
API Technologies Corporation (a)	3,008	8,783
Cubic Corporation	168	8,820
Engility Holdings, Inc. (a)	75	2,323
Esterline Technologies Corporation (a)	2,664	213,546

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Aerospace & Defense - 0.7% (Continued)
Huntington Ingalls Industries, Inc.	100	$7,155
Orbital Sciences Corporation (a)	6,578	151,755
Sparton Corporation (a)	5,561	146,755
		539,137
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	460	3,330
Pacer International, Inc. (a)	4,018	32,064
Park-Ohio Holdings Corporation (a)	3,081	127,584
		162,978
Airlines - 0.4%
JetBlue Airways Corporation (a)	4,578	32,458
Republic Airways Holdings, Inc. (a)	18,489	217,800
SkyWest, Inc.	6,762	101,701
		351,959
Building Products - 0.8%
AAON, Inc.	4,289	115,846
Ameresco, Inc. - Class A (a)	379	3,964
Builders FirstSource, Inc. (a)	7,365	54,575
Gibraltar Industries, Inc. (a)	3,297	52,785
Griffon Corporation	2,088	26,163
Patrick Industries, Inc. (a)	8,332	260,625
Universal Forest Products, Inc.	2,722	144,048
		658,006
Commercial Services & Supplies - 2.3%
ARC Document Solutions, Inc. (a)	38,210	238,430
Casella Waste Systems, Inc. (a)	3,068	18,132
Costa, Inc. (a)	5,216	104,946
Covanta Holding Corporation	2,116	36,332
G&K Services, Inc.	1,384	86,361
Heritage-Crystal Clean, Inc. (a)	110	1,944
HNI Corporation	3,845	149,378
Kimball International, Inc. - Class B	18,891	221,025
Knoll, Inc.	2,206	36,222
Multi-Color Corporation	1,205	41,970
Performant Financial Corporation (a)	22,013	219,470
Steelcase, Inc. - Class A	13,346	218,741
Team, Inc. (a)	140	5,221
US Ecology, Inc.	6,675	237,296
Viad Corp	8,460	225,882
		1,841,350
Construction & Engineering - 2.0%
AECOM Technology Corporation (a)	152	4,831
Dycom Industries, Inc. (a)	12,111	359,091
EMCOR Group, Inc.	9,390	347,993
Furmanite Corporation (a)	22,433	252,371
MYR Group, Inc. (a)	4,963	131,271
Northwest Pipe Company (a)	1,726	62,188
Orion Marine Group, Inc. (a)	7,878	98,475
Pike Electric Corporation	12,354	133,547
Primoris Services Corporation	4,853	126,372

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Construction & Engineering - 2.0% (Continued)
Tutor Perini Corporation (a)	3,606	$82,758
		1,598,897
Electrical Equipment - 1.0%
Brady Corporation - Class A	6,809	198,755
Global Power Equipment Group, Inc.	1,232	25,083
II-VI, Inc. (a)	11,830	201,820
Polypore International, Inc. (a)	658	29,741
Powell Industries, Inc. (a)	4,217	264,954
Preformed Line Products Company	882	74,106
Vicor Corporation (a)	52	458
		794,917
Industrial Conglomerates - 0.1%
Standex International Corporation	821	50,500

Machinery - 3.4%
Actuant Corporation - Class A	646	24,264
Alamo Group, Inc.	3,225	152,188
Albany International Corporation - Class A	5,987	220,381
Ampco-Pittsburgh Corporation	273	5,026
Blount International, Inc. (a)	390	4,750
CIRCOR International, Inc.	2,099	154,843
Dynamic Materials Corporation	631	13,945
ESCO Technologies, Inc.	78	2,814
Federal Signal Corporation (a)	16,384	224,297
Flow International Corporation (a)	45,045	179,730
Graham Corporation	507	18,663
Hardinge, Inc.	34	503
Hyster-Yale Materials Handling, Inc. - Class A	2,307	180,961
John Bean Technologies Corporation	3,374	91,705
Kadant, Inc.	5,597	200,373
Lydall, Inc. (a)	8,094	147,473
Manitowoc Company, Inc. (The)	7,649	148,850
Mueller Industries, Inc.	3,620	218,250
Mueller Water Products, Inc. - Class A	44,619	382,385
NACCO Industries, Inc. - Class A	3,467	197,515
NN, Inc.	104	1,672
Titan International, Inc.	10,453	151,568
Twin Disc, Inc.	150	3,880
Wabash National Corporation (a)	2,787	32,496
		2,758,532
Marine - 0.2%
Baltic Trading Ltd.	44,348	198,679
International Shipholding Corporation	100	2,482
		201,161
Professional Services - 1.6%
Barrett Business Services, Inc.	50	4,163
CDI Corporation	2,311	37,092
CRA International, Inc. (a)	3,917	74,619
Franklin Covey Company (a)	3,570	67,116
GP Strategies Corporation (a)	635	17,793

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Professional Services - 1.6% (Continued)
Heidrick & Struggles International, Inc.	1,699	$31,465
Huron Consulting Group, Inc. (a)	1,528	89,495
Korn/Ferry International (a)	3,599	85,656
National Technical Systems, Inc. (a)	7,957	182,136
Navigant Consulting, Inc. (a)	13,074	226,834
On Assignment, Inc. (a)	6,264	211,661
Resources Connection, Inc.	16,537	211,012
VSE Corporation	1,518	66,488
		1,305,530
Road & Rail - 1.6%
Arkansas Best Corporation	7,610	208,286
Celadon Group, Inc.	1,756	32,556
Con-Way, Inc.	3,325	136,990
Heartland Express, Inc.	4,305	61,820
Landstar System, Inc.	3,667	202,748
Marten Transport Ltd.	10,489	185,026
Quality Distribution, Inc. (a)	4,879	50,156
Roadrunner Transportation Systems, Inc. (a)	7,158	189,687
Saia, Inc. (a)	5,086	165,448
Universal Truckload Services, Inc.	3,006	80,140
		1,312,857
Trading Companies & Distributors - 0.9%
Aceto Corporation	12,922	206,106
Beacon Roofing Supply, Inc. (a)	649	22,527
BlueLinx Holdings, Inc. (a)	9,592	17,841
CAI International, Inc. (a)	6,633	145,197
DXP Enterprises, Inc. (a)	1,828	167,993
GATX Corporation	55	2,835
TAL International Group, Inc. (a)	488	23,575
Textainer Group Holdings Ltd.	4,262	161,530
		747,604
Transportation Infrastructure - 0.0% (b)
Wesco Aircraft Holdings, Inc. (a)	236	4,323

Information Technology - 18.0%
Communications Equipment - 3.2%
Alliance Fiber Optic Products, Inc.	10,374	192,645
ARRIS Group, Inc. (a)	9,603	171,510
Aviat Networks, Inc. (a)	1,918	3,951
Bel Fuse, Inc. - Class B	1,251	26,321
Black Box Corporation	354	8,864
CalAmp Corporation (a)	6,667	156,875
Calix, Inc. (a)	7,647	77,770
Emulex Corporation (a)	27,375	206,134
Extreme Networks, Inc. (a)	40,014	214,475
Globecomm Systems, Inc. (a)	12,047	169,019
Harmonic, Inc. (a)	28,590	208,993
Infinera Corporation (a)	2,334	23,830
Oplink Communications, Inc. (a)	7,738	141,218
ORBCOMM, Inc. (a)	350	2,111

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Communications Equipment - 3.2% (Continued)
PCTEL, Inc.	7,273	$66,984
Plantronics, Inc.	4,679	200,916
ShoreTel, Inc. (a)	57,519	457,276
Symmetricom, Inc. (a)	8,581	61,526
Tellabs, Inc.	81,900	199,836
Westell Technologies, Inc. - Class A (a)	1,169	4,197
		2,594,451
Computers & Peripherals - 1.0%
Datalink Corporation (a)	1,693	17,387
Dot Hill Systems Corporation (a)	890	2,581
Electronics For Imaging, Inc. (a)	4,105	140,842
Immersion Corporation (a)	16,448	209,219
Intevac, Inc. (a)	728	3,713
Novatel Wireless, Inc. (a)	1,246	3,819
QLogic Corporation (a)	19,259	237,849
Silicon Graphics International Corporation (a)	9,843	125,695
Super Micro Computer, Inc. (a)	4,445	61,874
		802,979
Electronic Equipment, Instruments & Components - 3.0%
Agilysys, Inc. (a)	289	3,396
AVX Corporation	11,502	152,401
Benchmark Electronics, Inc. (a)	9,549	217,049
Cognex Corporation	67	2,094
Coherent, Inc.	45	2,978
Daktronics, Inc.	10,177	121,717
Electro Scientific Industries, Inc.	211	2,528
Fabrinet (a)	7,844	131,309
Insight Enterprises, Inc. (a)	12,111	255,179
KEMET Corporation (a)	568	3,221
Key Tronic Corporation (a)	39	423
Maxwell Technologies, Inc. (a)	8,372	62,790
Measurement Specialties, Inc. (a)	619	34,497
Mesa Laboratories, Inc.	1,370	95,393
Methode Electronics, Inc.	7,653	195,764
Multi-Fineline Electronix, Inc. (a)	1,788	23,977
Newport Corporation (a)	11,008	174,697
Park Electrochemical Corporation	83	2,328
Plexus Corporation (a)	1,125	43,065
Rogers Corporation (a)	10	610
Sanmina Corporation (a)	13,475	196,196
ScanSource, Inc. (a)	9,121	350,794
SYNNEX Corporation (a)	3,265	200,144
TTM Technologies, Inc. (a)	10,481	91,709
Universal Display Corporation (a)	1,405	44,819
Vishay Intertechnology, Inc. (a)	2,802	34,380
Vishay Precision Group, Inc. (a)	133	2,181
		2,445,639
Internet Software & Services - 1.2%
comScore, Inc. (a)	7,467	199,518
Demand Media, Inc. (a)	16,213	77,498

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Internet Software & Services - 1.2% (Continued)
eGain Corporation (a)	25	$287
NIC, Inc.	1,363	33,557
Perficient, Inc. (a)	13,420	242,768
QuinStreet, Inc. (a)	246	2,187
RealNetworks, Inc. (a)	1,566	12,011
Stamps.com, Inc. (a)	4,342	197,301
Support.com, Inc. (a)	38,460	171,532
Unwired Planet, Inc. (a)	2,321	3,760
XO Group, Inc. (a)	32	444
		940,863
IT Services - 2.9%
Cass Information Systems, Inc.	15	860
CIBER, Inc. (a)	5,496	17,862
CoreLogic, Inc. (a)	551	18,332
CSG Systems International, Inc.	3,168	88,260
Euronet Worldwide, Inc. (a)	3,402	147,647
Global Cash Access Holdings, Inc. (a)	19,437	161,327
Hackett Group, Inc. (The)	30,481	217,025
iGATE Corporation (a)	14,214	452,574
Information Services Group, Inc. (a)	38,427	163,699
Lender Processing Services, Inc.	10,914	376,751
Lionbridge Technologies, Inc. (a)	49,416	215,454
ModusLink Global Solutions, Inc. (a)	11,645	47,977
MoneyGram International, Inc. (a)	12,649	267,020
PRGX Global, Inc. (a)	7,393	53,082
Sapient Corporation (a)	9,753	154,195
		2,382,065
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	2,527	52,764
Alpha & Omega Semiconductor Ltd. (a)	388	2,856
Amkor Technology, Inc. (a)	26,600	141,246
ATMI, Inc. (a)	3,737	102,170
Axcelis Technologies, Inc. (a)	72,690	157,737
Cascade Microtech, Inc. (a)	12,377	126,741
Cirrus Logic, Inc. (a)	7,123	159,769
Exar Corporation (a)	12,904	148,783
Integrated Silicon Solution, Inc. (a)	3,800	40,964
Intermolecular, Inc. (a)	192	1,114
Intersil Corporation - Class A	34,027	379,741
IXYS Corporation	13,296	154,632
Mattson Technology, Inc. (a)	46,682	138,179
MaxLinear, Inc. - Class A (a)	24,173	209,338
Mindspeed Technologies, Inc. (a)	870	2,514
Monolithic Power Systems, Inc.	5,293	168,529
PDF Solutions, Inc. (a)	12,910	296,543
Pericom Semiconductor Corporation (a)	197	1,592
PLX Technology, Inc. (a)	6,356	38,390
Power Integrations, Inc.	2,917	167,552
Sigma Designs, Inc. (a)	952	5,179
Supertex, Inc.	7,130	181,886

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Semiconductors & Semiconductor Equipment - 3.4% (Continued)
Ultra Clean Holdings, Inc. (a)	8,407	$78,269
Vitesse Semiconductor Corporation (a)	863	2,468
		2,758,956
Software - 3.3%
Actuate Corporation (a)	25,730	206,097
American Software, Inc. - Class A	1,246	10,903
Compuware Corporation	20,349	217,327
Datawatch Corporation (a)	6,802	205,420
Ellie Mae, Inc. (a)	6,216	179,642
EPIQ Systems, Inc.	9,591	143,481
ePlus, Inc.	3,798	206,459
Guidance Software, Inc. (a)	350	3,059
Interactive Intelligence Group, Inc. (a)	1,156	71,036
Manhattan Associates, Inc. (a)	1,367	145,599
Park City Group, Inc. (a)	5,412	50,494
Pegasystems, Inc.	2,427	92,372
PROS Holdings, Inc. (a)	1,376	48,642
Sapiens International Corporation N.V.	372	2,399
SeaChange International, Inc. (a)	15,405	218,597
Take-Two Interactive Software, Inc. (a)	8,751	156,731
TeleNav, Inc. (a)	21,563	156,332
TiVo, Inc. (a)	13,674	181,728
Verint Systems, Inc. (a)	10,017	365,821
		2,662,139
Materials - 4.3%
Chemicals - 1.7%
American Pacific Corporation (a)	2,111	96,093
Arabian American Development Company (a)	356	3,239
Chase Corporation (a)	2,310	69,901
Chemtura Corporation (a)	9,060	221,970
FutureFuel Corporation	10,750	187,157
H.B. Fuller Company	7,693	368,264
Innospec, Inc.	72	3,316
Kraton Performance Polymers, Inc. (a)	4,032	85,761
Minerals Technologies, Inc.	3,941	223,179
Olin Corporation	1,270	28,588
OMNOVA Solutions, Inc. (a)	2,099	18,261
Penford Corporation (a)	35	476
Quaker Chemical Corporation	54	4,099
Tredegar Corporation	9	263
Zep, Inc.	2,358	46,901
		1,357,468
Construction Materials - 0.2%
United States Lime & Minerals, Inc. (a)	3,490	193,904

Containers & Packaging - 0.5%
Graphic Packaging Holding Company (a)	18,882	158,609
Myers Industries, Inc.	11,406	203,255
Silgan Holdings, Inc.	19	856
		362,720

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Metals & Mining - 0.3%
Charles & Colvard Ltd. (a)	178	$945
Commercial Metals Company	8,518	156,390
Horsehead Holding Corporation (a)	96	1,393
Materion Corporation	2,239	66,745
Noranda Aluminum Holding Corporation	10,532	28,647
Olympic Steel, Inc.	108	2,956
Tahoe Resources, Inc. (a)	8	153
		257,229
Paper & Forest Products - 1.6%
Clearwater Paper Corporation (a)	3,141	164,023
KapStone Paper and Packaging Corporation	3,272	170,013
Louisiana-Pacific Corporation (a)	9,410	160,064
Neenah Paper, Inc.	6,966	286,581
P.H. Glatfelter Company	12,152	318,383
Schweitzer-Mauduit International, Inc.	3,245	200,801
		1,299,865
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
Alaska Communications Systems Group, Inc. (a)	32,234	79,296
Cbeyond, Inc. (a)	1,684	10,845
Cogent Communications Group, Inc.	4,081	143,365
General Communication, Inc. - Class A (a)	14,463	137,543
IDT Corporation - Class B	7,651	167,480
Premiere Global Services, Inc. (a)	358	3,226
Straight Path Communications, Inc. - Class B (a)	417	2,277
Vonage Holdings Corporation (a)	60,619	226,109
		770,141
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	224	771
Shenandoah Telecommunications Company	2,389	66,247
USA Mobility, Inc.	82	1,223
		68,241
Utilities - 1.5%
Electric Utilities - 0.7%
El Paso Electric Company	6,058	213,060
PNM Resources, Inc.	8,847	211,620
Unitil Corporation	4,527	136,806
		561,486
Gas Utilities - 0.0% (b)
Chesapeake Utilities Corporation	918	49,948
Delta Natural Gas Company, Inc.	90	2,009
		51,957
Multi-Utilities - 0.3%
Vectren Corporation	6,169	215,422

Water Utilities - 0.5%
American States Water Company	5,757	163,959

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Utilities - 1.5% (Continued)
Water Utilities - 0.5% (Continued)
California Water Service Group	10,187	$222,077
		386,036

Total Common Stocks (Cost $73,085,808)		$79,536,230

OTHER INVESTMENTS - 0.2%	Shares	Value
Firsthand Technology Value Fund, Inc. (a) (Cost $169,210)	6,970	$162,471

MONEY MARKET FUNDS - 1.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $876,642)	876,642	$876,642

Total Investments at Value - 99.5% (Cost $74,131,660)		$80,575,343

Other Assets in Excess of Liabilities - 0.5%		413,908

Net Assets - 100.0%		$80,989,251

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of October 31, 2013.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
October 31, 2013

U.S. TREASURY OBLIGATIONS (a) - 22.2%	Par Value	Value
U.S. Treasury Bills,
0.020%, due 02/20/2014	$3,750,000	$3,749,453
0.006%, due 03/06/2014	5,250,000	5,248,997
0.086%, due 03/20/2014	3,150,000	3,149,332
0.050%, due 04/03/2014	3,000,000	2,999,268
Total U.S. Treasury Obligations (Cost $15,147,976)		$15,147,050

MONEY MARKET FUNDS - 64.1%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03% (b)	7,924,657	$7,924,657
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (b)	17,426,623	17,426,623
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.06% (b)	8,426,250	8,426,250
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.06% (b)	772,690	772,690
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	770,967	770,967
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	8,419,351	8,419,351
Total Money Market Funds (Cost $43,740,538)		$43,740,538

Total Investments at Value - 86.3% (Cost $58,888,514)		$58,887,588

Other Assets in Excess of Liabilities - 0.5%		9,362,000	(c)

Net Assets - 100.0%		$68,249,588

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of October 31, 2013.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
October 31, 2013

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	12/03/2013	2	$61,200	$(550)
Butter Cash Future	02/04/2014	5	149,500	1,991
Class III Milk Future	12/03/2013	8	300,800	14,498
Cocoa Future	12/13/2013	36	963,720	(753)
Ethanol Future	12/04/2013	41	1,968,984	(34,707)
Frozen Concentrate Orange Juice Future	01/10/2014	56	1,028,160	9,972
Hard Red Winter Wheat Future	12/13/2013	121	4,480,025	(62,461)
NY Harbor ULSD Future	11/29/2013	5	620,865	9,077
Oats Future	12/13/2013	136	2,245,700	49,861
Palladium Future	12/27/2013	2	147,600	(2,680)
Platinum Future	01/29/2014	5	362,600	(6,857)
Rough Rice Future	01/14/2014	20	604,200	(16,474)
Soybean Future	01/14/2014	13	823,063	(13,797)
Soybean Meal Future	12/13/2013	135	5,448,600	(122,372)
Sugar No. 11 Future	02/28/2014	108	2,215,987	(17,009)

Total Futures Contracts			$21,421,004	$(192,261)

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2013

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	12/31/2013	1	$29,800	$(653)
Butter Cash Future	03/04/2014	1	30,000	(1,328)
Class III Milk Future	12/31/2013	15	550,500	(8,461)
Coffee Future	12/18/2013	9	355,725	5,112
Copper Future	12/27/2013	8	659,500	(3,981)
Corn Future	12/13/2013	52	1,113,450	48,636
Cotton No. 2 Future	12/06/2013	19	733,210	43,570
Crude Oil Future	11/20/2013	1	96,300	3,488
Feeder Cattle Future	11/21/2013	7	575,312	11,481
Feeder Cattle Future	01/30/2014	10	821,000	12,522
Gasoline Future	11/29/2013	1	108,658	103
Gold Future	12/27/2013	3	397,440	(547)
Lean Hogs Future	12/13/2013	36	1,283,760	14,291
Live Cattle Future	12/31/2013	17	904,230	(3,467)
Lumber Future	01/15/2014	58	2,363,790	(96,388)
Natural Gas Future	11/26/2013	52	1,864,200	121,199
Natural Gas Future	12/27/2013	9	329,760	25,069
Red Spring Wheat Future	12/13/2013	45	1,643,063	14,792
Silver Future	12/27/2013	4	438,700	(4,384)
Soybean Oil Future	12/13/2013	173	4,290,054	(14,582)
Wheat Future	12/13/2013	88	2,937,000	46,189
Total Commodity Futures			21,525,452	212,661

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	11/19/2013	195	2,835,300	266,940
CBOE Volatility Index (VIX) Future	12/17/2013	211	3,285,270	213,637
E-Mini S&P 500 Future	12/20/2013	318	27,896,550	(653,339)
Total Financial Futures			34,017,120	(172,762)

Total Futures Contracts Sold Short			$55,542,572	$39,899

See accompanying notes to financial statements.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
TFS Capital Investment Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of TFS Market Neutral Fund and TFS Small Cap Fund(collectively the “Funds”), as of October 31, 2013, and for the year then ended, and the financial highlights for the year then ended, and have issued our unqualified report thereon dated December 27, 2013 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audits included audits of the Funds’ schedule of investments in securities (the Schedule) as of October 31, 2013 appearing in Item 6 of this Form N-CSR.  These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, these Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

Cincinnati, Ohio
December 27, 2013

(b)	Not applicable

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.   Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S, Eiben
Larry S. Eiben, President
Date	January 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President
Date	January 3, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	January 3, 2014

* Print the name and title of each signing officer under his or her signature.